UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:     April 30, 2010
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AUTO COMPONENTS -- 5.1%
    32,866  BorgWarner, Inc. (b)                $  1,424,412
    91,158  Federal Mogul Corp. (b)                1,733,825
    20,681  Gentex Corp.                             444,435
    63,419  Johnson Controls, Inc.                 2,130,244
    73,207  TRW Automotive Holdings
            Corp. (b)                              2,357,998
                                                ------------
                                                   8,090,914
                                                ------------
            DISTRIBUTORS -- 0.8%
    19,806  Genuine Parts Co.                        847,697
    19,786  LKQ Corp. (b)                            416,693
                                                ------------
                                                   1,264,390
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               4.1%
    39,342  Brink's Home Security Holdings,
               Inc. (b)                            1,650,003
    52,902  Career Education Corp. (b)             1,548,442
    12,834  DeVry, Inc.                              800,713
    38,069  Hillenbrand, Inc.                        935,736
    91,158  Service Corp. International              818,599
     1,642  Strayer Education, Inc.                  399,203
    15,724  Weight Watchers International,
               Inc.                                  417,787
                                                ------------
                                                   6,570,483
                                                ------------
            FOOD & STAPLES RETAILING -- 1.6%
    45,249  BJ's Wholesale Club, Inc. (b)          1,732,132
     6,735  Costco Wholesale Corp.                   397,904
     7,239  Wal-Mart Stores, Inc.                    388,372
                                                ------------
                                                   2,518,408
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               15.6%
   169,396  Boyd Gaming Corp. (b)                  2,151,329
    43,417  Brinker International, Inc.              804,083
    18,893  Burger King Holdings, Inc.               398,642
    43,060  Carnival Corp.                         1,795,602
    14,843  Chipotle Mexican Grill, Inc. (b)       2,002,469
    37,581  Darden Restaurants, Inc.               1,681,750
    15,573  International Speedway Corp.,
               Class A                               475,911
    98,914  Las Vegas Sands Corp. (b)              2,459,002
    39,811  Marriott International, Inc.,
               Class A                             1,463,452
   104,603  MGM MIRAGE (b)                         1,662,142
    16,408  Panera Bread Co., Class A (b)          1,278,839
    63,419  Royal Caribbean Cruises Ltd. (b)       2,272,937
    34,469  Starbucks Corp.                          895,505
    35,874  Starwood Hotels & Resorts
               Worldwide, Inc.                     1,955,492
   167,360  Wendy's/Arby's Group, Inc.,
               Class A                               888,681


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    81,301  Wyndham Worldwide Corp.             $  2,179,680
    10,485  Yum! Brands, Inc.                        444,774
                                                ------------
                                                  24,810,290
                                                ------------
            HOUSEHOLD DURABLES -- 5.6%
     8,267  Fortune Brands, Inc.                     433,356
    43,492  Garmin Ltd.                            1,625,731
    44,723  Harman International
               Industries, Inc. (b)                1,765,664
    12,075  Jarden Corp.                             387,849
    18,557  Leggett & Platt, Inc.                    455,203
     7,372  Mohawk Industries, Inc. (b)              469,891
    55,056  Newell Rubbermaid, Inc.                  939,806
       550  NVR, Inc. (b)                            394,928
    14,583  Stanley Black & Decker, Inc.             906,333
    14,395  Whirlpool Corp.                        1,567,184
                                                ------------
                                                   8,945,945
                                                ------------
            INTERNET & CATALOG RETAIL -- 4.4%
     9,251  Amazon.com, Inc. (b)                   1,267,942
    54,667  Liberty Media Corp. -
               Interactive, Class A (b)              840,232
    28,364  Netflix, Inc. (b)                      2,801,512
     8,203  priceline.com, Inc. (b)                2,149,596
                                                ------------
                                                   7,059,282
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.9%
    62,091  eBay, Inc. (b)                         1,478,387
                                                ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.9%
    43,712  Hasbro, Inc.                           1,676,792
    55,207  Mattel, Inc.                           1,272,522
                                                ------------
                                                   2,949,314
                                                ------------
            MACHINERY -- 1.2%
     9,268  Snap-on, Inc.                            446,532
    41,941  WABCO Holdings, Inc. (b)               1,392,022
                                                ------------
                                                   1,838,554
                                                ------------
            MEDIA -- 15.6%
    60,035  CBS Corp., Class B                       973,167
   111,168  Comcast Corp., Class A                 2,194,456
    24,754  DIRECTV, Class A (b)                     896,837
    37,135  Discovery Communications, Inc.,
               Class A (b)                         1,437,125
    19,285  DISH Network Corp., Class A              427,163
    10,191  DreamWorks Animation SKG, Inc.,
               Class A (b)                           404,481
    75,972  Gannett Co., Inc.                      1,293,043
    19,337  John Wiley & Sons, Inc., Class
               A                                     817,375


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
    13,766  Liberty Global, Inc., Class A (b)   $    377,326
     7,339  Liberty Media Corp. - Starz
               Series A (b)                          406,507
    23,482  McGraw-Hill (The) Cos., Inc.             791,813
    75,189  New York Times (The) Co.,
               Class A (b)                           745,875
   145,191  News Corp., Class A                    2,238,845
    95,256  Regal Entertainment Group,
               Class A                             1,626,973
     9,062  Scripps Networks Interactive,
               Class A                               410,871
    23,542  Time Warner Cable, Inc.                1,324,238
    66,891  Time Warner, Inc.                      2,212,754
    36,514  Viacom, Inc., Class B (b)              1,290,040
    35,963  Walt Disney (The) Co.                  1,324,877
   302,280  Warner Music Group Corp. (b)           2,070,618
     2,830  Washington Post (The) Co.,
               Class B                             1,435,263
                                                ------------
                                                  24,699,647
                                                ------------
            MULTILINE RETAIL -- 7.9%
    57,433  Big Lots, Inc. (b)                     2,193,941
    28,274  Dollar Tree, Inc. (b)                  1,716,797
    57,155  Family Dollar Stores, Inc.             2,261,052
    26,013  J. C. Penney Co., Inc.                   758,799
    22,927  Kohl's Corp. (b)                       1,260,756
    51,202  Nordstrom, Inc.                        2,116,179
     7,708  Sears Holdings Corp. (b)                 932,282
    23,866  Target Corp.                           1,357,259
                                                ------------
                                                  12,597,065
                                                ------------
            PERSONAL PRODUCTS -- 1.6%
    11,873  Avon Products, Inc.                      383,854
    32,251  Estee Lauder (The) Cos., Inc.,
               Class A                             2,125,986
                                                ------------
                                                   2,509,840
                                                ------------
            ROAD & RAIL -- 0.8%
    83,764  Hertz Global Holdings, Inc. (b)        1,211,227
                                                ------------
            SPECIALTY RETAIL -- 27.2%
    75,313  Aaron's, Inc.                          1,699,814
    36,677  Abercrombie & Fitch Co., Class
               A                                   1,603,885
    43,530  Aeropostale, Inc. (b)                  1,264,111
    21,698  American Eagle Outfitters, Inc.          364,743
    92,559  AutoNation, Inc. (b)                   1,869,692
     2,320  AutoZone, Inc. (b)                       429,223
    96,765  Barnes & Noble, Inc.                   2,132,701
    28,686  Bed Bath & Beyond, Inc. (b)            1,318,409
    19,659  Best Buy Co., Inc.                       896,450
    49,958  CarMax, Inc. (b)                       1,227,468
    58,043  Chico's FAS, Inc.                        864,260
    48,082  Dick's Sporting Goods, Inc. (b)        1,399,667


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
   111,270  Foot Locker, Inc.                   $  1,707,995
    95,490  GameStop Corp., Class A (b)            2,321,362
    72,410  Gap (The), Inc.                        1,790,699
    35,627  Guess?, Inc.                           1,634,210
    25,863  Home Depot (The), Inc.                   911,671
    84,979  Limited Brands, Inc.                   2,277,437
    51,796  Lowe's Cos., Inc.                      1,404,708
   262,159  Office Depot, Inc. (b)                 1,798,411
    20,076  O'Reilly Automotive, Inc. (b)            981,516
    87,037  Penske Automotive Group, Inc.
               (b)                                 1,303,814
    65,450  PetSmart, Inc.                         2,164,432
    92,453  RadioShack Corp.                       1,992,362
    31,312  Ross Stores, Inc.                      1,753,472
    26,422  Tiffany & Co.                          1,280,939
    39,365  TJX (The) Cos., Inc.                   1,824,174
    33,000  Urban Outfitters, Inc. (b)             1,237,830
    63,655  Williams-Sonoma, Inc.                  1,833,264
                                                ------------
                                                  43,288,719
                                                ------------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 4.4%
    21,180  Coach, Inc.                              884,265
    75,200  Hanesbrands, Inc. (b)                  2,140,944
     5,475  NIKE, Inc., Class B                      415,607
    36,483  Phillips-Van Heusen Corp.              2,298,794
     9,834  Polo Ralph Lauren Corp.                  884,077
     5,008  VF Corp.                                 432,791
                                                ------------
                                                   7,056,478
                                                ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.2%
    48,231  WESCO International, Inc. (b)          1,959,143
                                                ------------
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $143,086,876)                 158,848,086

            MONEY MARKET FUND -- 0.1%
    96,970  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)

              (Cost $96,970)                          96,970
                                                ------------

            TOTAL INVESTMENTS -- 100.0%          158,945,056
              (Cost $143,183,846) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (55,701)
                                                ------------
            NET ASSETS -- 100.0%                $158,889,355
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,609,757 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $848,547.

--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                 LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*           $158,848,086       $ --           $ --
Money Market Fund              96,970         --             --
                         ------------------------------------------
TOTAL INVESTMENTS        $158,945,056       $ --           $ --
                         ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BEVERAGES -- 14.1%
     3,969  Brown-Forman Corp., Class B         $    230,916
     4,290  Coca-Cola (The) Co.                      229,300
    48,733  Coca-Cola Enterprises, Inc.            1,351,366
    13,416  Dr. Pepper Snapple Group, Inc.           439,106
     5,437  Hansen Natural Corp. (b)                 239,663
    32,049  Molson Coors Brewing Co., Class
               B                                   1,421,694
                                                ------------
                                                   3,912,045
                                                ------------
            FOOD & STAPLES RETAILING -- 15.2%
    25,809  CVS Caremark Corp.                       953,126
    10,891  Kroger (The) Co.                         242,107
    56,570  SUPERVALU, Inc.                          842,893
    15,992  Sysco Corp.                              504,388
     6,360  Walgreen Co.                             223,554
    37,288  Whole Foods Market, Inc. (b)           1,454,978
                                                ------------
                                                   4,221,046
                                                ------------
            FOOD PRODUCTS -- 46.8%
    32,651  Archer-Daniels-Midland Co.               912,269
    15,311  Bunge Ltd.                               810,717
     6,674  Campbell Soup Co.                        239,330
    28,228  ConAgra Foods, Inc.                      690,739
    64,630  Del Monte Foods Co.                      965,572
    28,605  Flowers Foods, Inc.                      754,028
     6,664  General Mills, Inc.                      474,344
    13,922  Green Mountain Coffee Roasters,
               Inc. (b)                            1,011,573
    10,344  H. J. Heinz Co.                          484,823
    11,020  Hershey (The) Co.                        518,050
    16,846  Hormel Foods Corp.                       686,643
    15,659  J. M. Smucker (The) Co.                  956,295
    23,402  Kraft Foods, Inc., Class A               692,699
    13,601  Mead Johnson Nutrition Co.               701,948
    13,921  Ralcorp Holdings, Inc. (b)               926,443
    67,738  Sara Lee Corp.                           963,234
    64,995  Smithfield Foods, Inc. (b)             1,218,006
                                                ------------
                                                  13,006,713
                                                ------------
            HOUSEHOLD PRODUCTS -- 10.1%
     7,048  Church & Dwight Co., Inc.                488,074
     3,679  Clorox (The) Co.                         238,031
    11,276  Energizer Holdings, Inc. (b)             688,964
    11,254  Kimberly-Clark Corp.                     689,420
    11,185  Procter & Gamble (The) Co.               695,260
                                                ------------
                                                   2,799,749
                                                ------------
            PERSONAL PRODUCTS -- 11.1%
    18,042  Alberto-Culver Co.                       519,610
    29,228  Herbalife Ltd.                         1,410,251


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            PERSONAL PRODUCTS (CONTINUED)
    28,095  NBTY, Inc. (b)                      $  1,142,904
                                                ------------
                                                   3,072,765
                                                ------------
            TOBACCO -- 2.6%
     6,271  Lorillard, Inc.                          491,458
     4,369  Reynolds American, Inc.                  233,392
                                                ------------
                                                     724,850

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $26,163,246)                   27,737,168

            MONEY MARKET FUND -- 0.1%
    36,252  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $36,252)                          36,252
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           27,773,420
              (Cost $26,199,498) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (10,464)
                                                ------------
            NET ASSETS -- 100.0%                $ 27,762,956
                                                ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,880,196 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $306,274.

--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)



INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $27,737,168       $ --           $ --
Money Market Fund            36,252         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $27,773,420       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES --
               43.0%
    52,909  Atwood Oceanics, Inc. (b)           $  1,926,417
    29,755  Baker Hughes, Inc.                     1,480,624
    17,100  Cameron International Corp. (b)          674,766
    10,694  Dresser-Rand Group, Inc. (b)             377,284
    30,325  Exterran Holdings, Inc. (b)              883,974
    22,683  FMC Technologies, Inc. (b)             1,535,412
    24,324  Halliburton Co.                          745,531
   140,628  Helix Energy Solutions Group,
               Inc. (b)                            2,050,356
    48,119  Helmerich & Payne, Inc.                1,954,594
    56,010  Nabors Industries Ltd. (b)             1,208,136
    45,157  National Oilwell Varco, Inc.           1,988,263
    11,546  Oceaneering International, Inc.
               (b)                                   756,263
    24,247  Oil States International, Inc.
               (b)                                 1,171,373
    78,701  Patterson-UTI Energy, Inc.             1,203,338
    48,684  Pride International, Inc. (b)          1,476,586
    62,948  Rowan Cos., Inc. (b)                   1,875,850
    11,551  Schlumberger Ltd.                        824,972
    22,714  SEACOR Holdings, Inc. (b)              1,911,837
    38,882  Seahawk Drilling, Inc. (b)               647,774
    34,236  Smith International, Inc.              1,635,111
    15,980  Superior Energy Services, Inc.
               (b)                                   432,419
     7,942  Unit Corp. (b)                           379,389
                                                ------------
                                                  27,140,269
                                                ------------
            METALS & MINING -- 2.0%
    15,888  Walter Energy, Inc.                    1,283,909
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               55.0%
    29,378  Alpha Natural Resources, Inc. (b)      1,383,116
    10,066  Anadarko Petroleum Corp.                 625,703
    48,115  Arch Coal, Inc.                        1,299,105
    29,879  Cabot Oil & Gas Corp.                  1,079,528
    24,164  Chevron Corp.                          1,967,916
    19,262  CNX Gas Corp. (b)                        737,157
    34,576  Comstock Resources, Inc. (b)           1,108,507
    35,807  ConocoPhillips                         2,119,416
    30,986  El Paso Corp.                            374,931
    11,830  EOG Resources, Inc.                    1,326,380
    21,882  Exxon Mobil Corp.                      1,484,694
    28,384  Forest Oil Corp. (b)                     831,651
    24,882  Frontier Oil Corp.                       378,206
    23,439  Hess Corp.                             1,489,548
    12,038  Holly Corp.                              325,026
    57,914  Marathon Oil Corp.                     1,861,935
    48,961  Mariner Energy, Inc. (b)               1,169,189
    28,032  Massey Energy Co.                      1,026,812
    32,613  Murphy Oil Corp.                       1,961,672
    13,007  Occidental Petroleum Corp.             1,153,201


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    16,038  Peabody Energy Corp.                $    749,295
     5,963  Pioneer Natural Resources Co.            382,407
    48,880  Plains Exploration & Production
               Co. (b)                             1,432,673
    23,877  Quicksilver Resources, Inc. (b)          331,174
    48,800  Spectra Energy Corp.                   1,138,992
     9,652  St. Mary Land & Exploration Co.          388,396
    11,304  Sunoco, Inc.                             370,545
   105,462  Tesoro Corp.                           1,386,825
    55,810  Valero Energy Corp.                    1,160,290
     4,153  Whiting Petroleum Corp. (b)              375,141
    63,458  Williams (The) Cos., Inc.              1,498,243
    38,834  XTO Energy, Inc.                       1,845,392
                                                ------------
                                                  34,763,066
                                                ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $60,771,376)                   63,187,244

            MONEY MARKET FUND -- 0.1%
    75,057  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $75,057)                          75,057
                                                ------------

            TOTAL INVESTMENTS -- 100.1%           63,262,301
              (Cost $60,846,433) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (65,511)
                                                ------------
            NET ASSETS -- 100.0%                $ 63,196,790
                                                ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,590,832 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,174,964.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $63,187,244       $ --           $ --
Money Market Fund            75,057         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $63,262,301       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 10.7%
     7,802  Affiliated Managers Group,
               Inc. (b)                         $    656,772
    35,183  Ameriprise Financial, Inc.             1,631,084
     5,661  BlackRock, Inc.                        1,041,624
    18,377  Eaton Vance Corp.                        647,605
    35,047  Federated Investors, Inc.,
               Class B                               845,334
     5,558  Franklin Resources, Inc.                 642,727
     7,224  Goldman Sachs Group (The),
               Inc.                                1,048,925
    28,132  Invesco Ltd.                             646,755
    95,622  Investment Technology Group,
               Inc. (b)                            1,660,954
    21,566  Janus Capital Group, Inc.                303,649
    39,060  Jefferies Group, Inc.                  1,063,213
    10,749  Legg Mason, Inc.                         340,636
    21,043  Morgan Stanley                           635,919
    11,525  Raymond James Financial, Inc.            353,126
    42,082  SEI Investments Co.                      945,162
    20,481  State Street Corp.                       890,924
     5,610  T. Rowe Price Group, Inc.                322,631
    25,653  Waddell & Reed Financial,
               Inc., Class A                         952,239
                                                ------------
                                                  14,629,279
                                                ------------
            COMMERCIAL BANKS -- 9.9%
    22,332  Associated Banc-Corp.                    324,484
    29,406  BancorpSouth, Inc.                       651,049
     6,857  Bank of Hawaii Corp.                     362,598
    19,029  BB&T Corp.                               632,524
    11,753  BOK Financial Corp.                      639,716
   220,522  CapitalSource, Inc.                    1,316,516
    14,983  Commerce Bancshares, Inc.                620,596
    11,046  Cullen/Frost Bankers, Inc.               655,691
    68,031  Fifth Third Bancorp                    1,014,342
     4,651  First Citizens BancShares,
               Inc., Class A                         958,106
    60,487  Fulton Financial Corp.                   635,113
     7,765  M&T Bank Corp.                           678,273
    20,648  PNC Financial Services Group,
               Inc.                                1,387,752
   105,904  Popular, Inc. (b)                        417,262
    39,259  Regions Financial Corp.                  347,050
    38,668  TCF Financial Corp.                      720,385
    20,051  Valley National Bancorp                  325,628
    39,612  Wells Fargo & Co.                      1,311,553
    22,349  Whitney Holding Corp.                    306,181
    18,599  Wilmington Trust Corp.                   322,321
                                                ------------
                                                  13,627,140
                                                ------------
             CONSUMER FINANCE -- 5.2%
      22,408 American Express Co.                  1,033,457
      51,882 AmeriCredit Corp. (b)                 1,242,055


SHARES      DESCRIPTION                                VALUE
--------------------------------------------------------------

            CONSUMER FINANCE (CONTINUED)
    22,327  Capital One Financial Corp.         $    969,215
   107,110  Discover Financial Services            1,655,921
    98,460  SLM Corp. (b)                          1,205,150
    34,695  Student Loan (The) Corp.                 979,787
                                                ------------
                                                   7,085,585
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 7.5%
    51,795  Bank of America Corp.                    923,505
    76,094  Citigroup, Inc. (b)                      332,531
     2,925  CME Group, Inc.                          960,599
    57,248  Interactive Brokers Group,
               Inc., Class A (b)                     981,231
     5,495  IntercontinentalExchange, Inc.
               (b)                                   640,882
    20,660  JPMorgan Chase & Co.                     879,703
    64,326  Leucadia National Corp. (b)            1,628,091
    31,077  Moody's Corp.                            768,223
    25,611  MSCI, Inc., Class A (b)                  887,421
    58,367  NASDAQ OMX Group (The), Inc.
               (b)                                 1,225,707
    31,224  NYSE Euronext                          1,018,839
                                                ------------
                                                  10,246,732
                                                ------------
            INSURANCE -- 47.0%
    29,396  Aflac, Inc.                            1,498,020
     5,488  Alleghany Corp. (b)                    1,630,814
    35,583  Allied World Assurance
               Holdings Co. Ltd.                   1,550,351
    19,076  Allstate (The) Corp.                     623,213
    56,096  American Financial Group, Inc.         1,650,905
    36,108  American International Group,
               Inc. (b)                            1,404,601
     2,715  American National Insurance
               Co.                                   299,084
    14,432  Aon Corp.                                612,783
    20,930  Arch Capital Group Ltd. (b)            1,581,889
    37,660  Arthur J. Gallagher & Co.                989,328
    55,337  Aspen Insurance Holdings Ltd.          1,492,992
    35,856  Assurant, Inc.                         1,306,234
    51,053  Axis Capital Holdings Ltd.             1,591,322
    68,790  Brown & Brown, Inc.                    1,385,431
    30,780  Chubb (The) Corp.                      1,627,339
    42,655  Cincinnati Financial Corp.             1,211,402
    46,135  CNA Financial Corp. (b)                1,297,316
    42,960  Endurance Specialty Holdings
               Ltd.                                1,583,076
    21,436  Erie Indemnity Co., Class A              992,701
    19,719  Everest Re Group Ltd.                  1,511,461
    83,179  Fidelity National Financial,
               Inc., Class A                       1,262,657
    36,428  First American Corp.                   1,259,316


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    87,020  Genworth Financial, Inc.,
               Class A (b)                      $  1,437,570
    28,266  Hanover Insurance Group, Inc.          1,273,383
    10,844  Hartford Financial Services
               Group (The), Inc.                     309,813
    57,823  HCC Insurance Holdings, Inc.           1,572,207
    40,153  Lincoln National Corp.                 1,228,280
    16,533  Loews Corp.                              615,689
     1,645  Markel Corp. (b)                         629,772
    12,620  Marsh & McLennan Cos., Inc.              305,657
   254,535  MBIA, Inc. (b)                         2,438,445
    36,503  Mercury General Corp.                  1,642,270
    24,304  Old Republic International
               Corp.                                 364,803
    92,518  OneBeacon Insurance Group
               Ltd., Class A                       1,500,642
    20,019  PartnerRe Ltd.                         1,553,074
    42,202  Principal Financial Group,
               Inc.                                1,233,143
    48,430  Progressive (The) Corp.                  972,959
    56,059  Protective Life Corp.                  1,349,340
    26,379  Prudential Financial, Inc.             1,676,649
    23,471  Reinsurance Group of America,
               Inc.                                1,211,808
    28,117  RenaissanceRe Holdings Ltd.            1,573,146
    25,881  StanCorp Financial Group, Inc.         1,163,610
    23,037  Torchmark Corp.                        1,233,401
    30,226  Transatlantic Holdings, Inc.           1,503,139
    29,587  Travelers (The) Cos., Inc.             1,501,244
    43,947  Unitrin, Inc.                          1,285,450
    49,767  Unum Group                             1,217,799
    57,971  Validus Holdings Ltd.                  1,482,319
    47,249  W. R. Berkley Corp.                    1,275,723
     1,599  Wesco Financial Corp.                    606,101
     4,496  White Mountains Insurance
               Group Ltd.                          1,544,826
    16,306  XL Capital Ltd., Class A                 290,247
                                                ------------
                                                  64,354,744
                                                ------------
            IT SERVICES -- 3.5%
     4,816  Alliance Data Systems Corp. (b)          361,489
    43,243  Broadridge Financial
               Solutions, Inc.                     1,029,616
    26,296  Fidelity National Information
               Services, Inc.                        691,322
     2,426  MasterCard, Inc., Class A                601,745
    78,718  Total System Services, Inc.            1,260,275
    10,156  Visa, Inc., Class A                      916,376
                                                ------------
                                                   4,860,823
                                                ------------
            MEDIA -- 0.7%
    28,892  Interactive Data Corp.                   967,015
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            PROFESSIONAL SERVICES -- 0.6%
    25,825  Equifax, Inc.                       $    867,720
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 11.4%
    13,677  Alexandria Real Estate
               Equities, Inc.                        968,468
    92,895  Annaly Capital Management,
               Inc.                                1,574,570
    25,240  Brandywine Realty Trust                  321,558
   410,265  Chimera Investment Corp.               1,669,779
    17,058  Digital Realty Trust, Inc.             1,001,305
    20,051  Douglas Emmett, Inc.                     335,654
     8,466  Federal Realty Investment
               Trust                                 655,184
    18,677  HCP, Inc.                                599,905
     6,813  Health Care REIT, Inc.                   306,108
    38,603  Hospitality Properties Trust           1,022,593
   118,835  HRPT Properties Trust                    931,666
     8,045  Macerich (The) Co.                       359,692
     8,743  Mack-Cali Realty Corp.                   300,410
     8,767  Nationwide Health Properties,
               Inc.                                  307,020
    10,051  Public Storage                           974,042
    27,135  Rayonier, Inc.                         1,329,072
    10,042  Realty Income Corp.                      329,277
    27,826  Senior Housing Properties
               Trust                                 625,529
    11,020  Simon Property Group, Inc.               981,000
     5,381  SL Green Realty Corp.                    334,537
    28,588  Weingarten Realty Investors              660,955
                                                ------------
                                                  15,588,324
                                                ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.0%
    77,774  CB Richard Ellis Group, Inc.,
               Class A (b)                         1,347,046
                                                ------------
            SOFTWARE -- 0.5%
     8,400  FactSet Research Systems, Inc.           631,848
                                                ------------
            THRIFTS & MORTGAGE FINANCE --
               2.0%
     8,226  Capitol Federal Financial                310,038
    21,672  First Niagara Financial Group,
               Inc.                                  301,241
    43,528  Hudson City Bancorp, Inc.                578,922
    37,265  New York Community Bancorp,
               Inc.                                  613,755
    39,410  People's United Financial,
               Inc.                                  612,037
    15,166  Washington Federal, Inc.                 311,965
                                                ------------
                                                   2,727,958
                                                ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $127,779,019)                 136,934,214


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.1%
   190,412  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.02% (c)
               (Cost $190,412)                  $    190,412
                                                ------------

            TOTAL INVESTMENTS -- 100.1%          137,124,626
              (Cost $127,969,431) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (102,611)
                                                ------------
            NET ASSETS -- 100.0%                $137,022,015
                                                ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,744,102 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,588,907.

----------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                  LEVEL 1       LEVEL 2        LEVEL 3
----------------------------------------------------------------------
Common Stocks*            $136,934,214      $ --           $ --
Money Market Fund              190,412        --             --
                          --------------------------------------------
TOTAL INVESTMENTS         $137,124,626      $ --           $ --
                          ============================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            BIOTECHNOLOGY -- 9.0%
    11,155  Abraxis BioScience, Inc. (b)         $   557,415
     4,954  Alexion Pharmaceuticals, Inc. (b)        271,875
    38,500  Amylin Pharmaceuticals, Inc. (b)         794,640
    37,051  BioMarin Pharmaceutical, Inc. (b)        865,882
     4,347  Celgene Corp. (b)                        269,297
     3,974  Cephalon, Inc. (b)                       255,131
    23,742  Dendreon Corp. (b)                     1,287,291
    14,540  OSI Pharmaceuticals, Inc. (b)            853,062
     4,868  United Therapeutics Corp. (b)            276,941
                                                ------------
                                                   5,431,534
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 22.7%
    54,601  CareFusion Corp. (b)                   1,505,896
    29,693  Cooper (The) Cos., Inc.                1,154,761
     5,838  Edwards Lifesciences Corp. (b)           601,781
     5,388  Gen-Probe, Inc. (b)                      255,337
    42,429  Hill-Rom Holdings, Inc.                1,345,424
    14,530  Hologic, Inc. (b)                        259,651
    15,285  Hospira, Inc. (b)                        822,180
     4,681  IDEXX Laboratories, Inc. (b)             309,601
     3,316  Intuitive Surgical, Inc. (b)           1,195,617
    30,184  Kinetic Concepts, Inc. (b)             1,306,967
     5,982  Medtronic, Inc.                          261,353
    18,138  ResMed, Inc. (b)                       1,241,183
     6,563  St. Jude Medical, Inc. (b)               267,902
    10,088  Stryker Corp.                            579,455
    13,514  Teleflex, Inc.                           828,678
    15,649  Varian Medical Systems, Inc. (b)         882,291
    14,626  Zimmer Holdings, Inc. (b)                890,870
                                                ------------
                                                  13,708,947
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 39.1%
    32,882  Aetna, Inc.                              971,663
    49,900  AmerisourceBergen Corp.                1,539,415
    16,021  Cardinal Health, Inc.                    555,768
    31,561  CIGNA Corp.                            1,011,846
    31,261  Community Health Systems, Inc.
               (b)                                 1,277,324
    58,378  Coventry Health Care, Inc. (b)         1,385,894
     9,105  DaVita, Inc. (b)                         568,425
    14,181  Express Scripts, Inc. (b)              1,419,943
   167,803  Health Management Associates,
               Inc., Class A (b)                   1,563,924
     9,800  Henry Schein, Inc. (b)                   592,606
    30,855  Humana, Inc. (b)                       1,410,691
     3,558  Laboratory Corp. of America
               Holdings (b)                          279,552
    39,237  LifePoint Hospitals, Inc. (b)          1,498,069
    25,724  Lincare Holdings, Inc. (b)             1,201,054
    13,175  McKesson Corp.                           853,872
     8,941  Medco Health Solutions, Inc. (b)         526,804


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     9,920  MEDNAX, Inc. (b)                    $    545,005
    30,607  Omnicare, Inc.                           850,568
    18,591  Patterson Cos., Inc.                     594,726
   151,375  Tenet Healthcare Corp. (b)               946,094
    44,172  UnitedHealth Group, Inc.               1,338,853
    32,901  Universal Health Services, Inc.,
               Class B                             1,221,285
     9,611  VCA Antech, Inc. (b)                     273,529
    22,416  WellPoint, Inc. (b)                    1,205,981
                                                ------------
                                                  23,632,891
                                                ------------
            HEALTH CARE TECHNOLOGY -- 0.5%
     3,167  Cerner Corp. (b)                         268,910
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               2.0%
    24,892  WebMD Health Corp. (b)                 1,205,768
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               7.1%
     2,602  Bio-Rad Laboratories, Inc.,
               Class A (b)                           290,618
    14,684  Charles River Laboratories
               International, Inc. (b)               491,620
     9,402  Covance, Inc. (b)                        537,230
     5,154  Life Technologies Corp. (b)              281,975
    10,932  Millipore Corp. (b)                    1,160,432
    36,229  PerkinElmer, Inc.                        907,537
    11,222  Thermo Fisher Scientific, Inc.
               (b)                                   620,352
                                                ------------
                                                   4,289,764
                                                ------------
            PHARMACEUTICALS -- 19.7%
    10,089  Bristol-Myers Squibb Co.                 255,151
    23,906  Eli Lilly & Co.                          835,993
    60,917  Endo Pharmaceuticals Holdings,
               Inc. (b)                            1,334,082
    36,814  Forest Laboratories, Inc. (b)          1,003,550
     8,854  Johnson & Johnson                        569,312
    73,628  King Pharmaceuticals, Inc. (b)           721,555
    38,638  Merck & Co., Inc.                      1,353,876
    50,836  Mylan, Inc. (b)                        1,119,917
    24,576  Perrigo Co.                            1,499,873
    67,317  Pfizer, Inc.                           1,125,540
    33,632  Valeant Pharmaceuticals
               International (b)                   1,513,440
    13,820  Watson Pharmaceuticals, Inc. (b)         591,772
                                                ------------
                                                  11,924,061
                                                ------------

            TOTAL COMMON STOCKS -- 100.1%
             (Cost $55,499,211)                   60,461,875


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.0%
    12,024  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $12,024)                    $     12,024
                                                ------------

            TOTAL INVESTMENTS -- 100.1%           60,473,899
              (Cost $55,511,235) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (55,681)
                                                ------------
            NET ASSETS -- 100.0%                $ 60,418,218
                                                ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,734,316 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $771,652.


----------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                  LEVEL 1       LEVEL 2        LEVEL 3
----------------------------------------------------------------------
Common Stocks*            $60,461,875       $ --           $ --
Money Market Fund              12,024         --             --
                          --------------------------------------------
TOTAL INVESTMENTS         $60,473,899       $ --           $ --
                          ============================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)



SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 18.3%
     1,296  Alliant Techsystems, Inc. (b)       $    104,859
    18,259  BE Aerospace, Inc. (b)                   542,475
     7,658  Boeing (The) Co.                         554,669
     7,203  General Dynamics Corp.                   550,021
     5,975  Goodrich Corp.                           443,226
     6,982  Honeywell International, Inc.            331,436
     5,895  ITT Corp.                                327,585
     4,599  L-3 Communications Holdings,
               Inc.                                  430,328
     2,531  Lockheed Martin Corp.                    214,857
     8,480  Northrop Grumman Corp.                   575,198
     7,377  Raytheon Co.                             430,079
     5,049  Rockwell Collins, Inc.                   328,185
    23,781  Spirit AeroSystems Holdings,
               Inc., Class A (b)                     527,463
     1,987  TransDigm Group, Inc.                    109,821
     2,862  United Technologies Corp.                214,507
                                                ------------
                                                   5,684,709
                                                ------------
            AIR FREIGHT & LOGISTICS -- 0.4%
     1,635  United Parcel Service, Inc.,
               Class B                               113,044
                                                ------------
            AIRLINES -- 7.8%
    61,031  AMR Corp. (b)                            450,409
    25,308  Continental Airlines, Inc.,
               Class B (b)                           565,634
     6,931  Copa Holdings SA, Class A                392,849
    38,108  Delta Air Lines, Inc. (b)                460,345
    42,058  Southwest Airlines Co.                   554,324
                                                ------------
                                                   2,423,561
                                                ------------
            CHEMICALS -- 0.7%
     8,660  Nalco Holding Co.                        214,162
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               9.8%
     7,464  Brink's (The) Co.                        198,766
    11,251  Cintas Corp.                             306,590
    27,996  Corrections Corp. of America (b)         580,077
    18,970  Covanta Holding Corp. (b)                331,595
     3,845  Iron Mountain, Inc.                       96,702
     4,308  Pitney Bowes, Inc.                       109,423
     9,869  R.R. Donnelley & Sons Co.                212,085
    14,521  Republic Services, Inc.                  450,587
     9,306  Waste Connections, Inc. (b)              333,062
    12,240  Waste Management, Inc.                   424,483
                                                ------------
                                                   3,043,370
                                                ------------
            COMPUTERS & PERIPHERALS -- 1.0%
     8,760  Lexmark International, Inc.,
               Class A (b)                           324,558
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CONSTRUCTION & ENGINEERING -- 6.9%
     3,713  Aecom Technology Corp. (b)          $    111,650
     2,265  Fluor Corp.                              119,683
     2,331  Jacobs Engineering Group, Inc.
               (b)                                   112,401
    19,016  KBR, Inc.                                419,873
    21,993  Quanta Services, Inc. (b)                442,719
     9,182  Shaw Group (The), Inc. (b)               351,487
    11,208  URS Corp. (b)                            575,531
                                                ------------
                                                   2,133,344
                                                ------------
            ELECTRICAL EQUIPMENT -- 5.2%
     6,279  Emerson Electric Co.                     327,952
     6,267  Hubbell, Inc., Class B                   291,228
     7,477  Rockwell Automation, Inc.                454,003
     1,821  Roper Industries, Inc.                   111,117
    10,739  Thomas & Betts Corp. (b)                 450,394
                                                ------------
                                                   1,634,694
                                                ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 2.2%
     6,126  Agilent Technologies, Inc. (b)           222,129
     1,451  Itron, Inc. (b)                          115,514
     3,159  National Instruments Corp.               109,238
     7,336  Trimble Navigation Ltd. (b)              239,961
                                                ------------
                                                     686,842
                                                ------------
            ENERGY EQUIPMENT & SERVICES --
               2.0%
    11,763  Tidewater, Inc.                          630,614
                                                ------------
            INDUSTRIAL CONGLOMERATES -- 3.4%
    11,060  Carlisle Cos., Inc.                      417,294
    17,365  General Electric Co.                     327,504
    11,740  McDermott International, Inc. (b)        321,793
                                                ------------
                                                   1,066,591
                                                ------------
            IT SERVICES -- 2.8%
    34,371  Convergys Corp. (b)                      434,449
    25,128  Genpact Ltd. (b)                         424,161
                                                ------------
                                                     858,610
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.5%
     1,929  Mettler-Toledo International,
               Inc. (b)                              242,051
     3,119  Waters Corp. (b)                         224,537
                                                ------------
                                                     466,588
                                                ------------
            MACHINERY -- 20.2%
     8,811  AGCO Corp. (b)                           308,561
     8,426  Bucyrus International, Inc.              530,922
     3,353  Caterpillar, Inc.                        228,306


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    11,871  Crane Co.                           $    426,644
     8,975  Cummins, Inc.                            648,264
     2,636  Danaher Corp.                            222,162
     5,316  Deere & Co.                              318,003
     2,335  Donaldson Co., Inc.                      108,111
     4,507  Dover Corp.                              235,356
     2,781  Eaton Corp.                              214,582
     3,821  Flowserve Corp.                          437,810
    13,193  Harsco Corp.                             408,455
     6,366  IDEX Corp.                               213,898
     2,224  Illinois Tool Works, Inc.                113,646
     7,445  Joy Global, Inc.                         422,951
     4,710  Navistar International Corp. (b)         227,681
     2,431  PACCAR, Inc.                             113,090
     7,806  Pall Corp.                               304,356
     5,915  Pentair, Inc.                            213,886
     8,570  Toro (The) Co.                           487,976
     2,502  Wabtec Corp.                             119,045
                                                ------------
                                                   6,303,705
                                                ------------
            MARINE -- 2.0%
    14,575  Kirby Corp. (b)                          613,316
                                                ------------
            OFFICE ELECTRONICS -- 2.3%
    57,026  Xerox Corp.                              621,583
     3,559  Zebra Technologies Corp., Class
               A (b)                                 103,389
                                                ------------
                                                     724,972
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               3.1%
     6,879  Frontline Ltd.                           251,084
    14,173  Overseas Shipholding Group, Inc.         709,500
                                                ------------
                                                     960,584
                                                ------------
            PROFESSIONAL SERVICES -- 0.6%
     6,924  Robert Half International, Inc.          189,579
                                                ------------
            ROAD & RAIL -- 6.7%
     3,000  Con-way, Inc.                            116,520
     6,209  CSX Corp.                                348,015
     2,936  J.B. Hunt Transport Services,
               Inc.                                  108,221
     8,738  Kansas City Southern (b)                 354,326
     5,655  Norfolk Southern Corp.                   335,511
    10,872  Ryder System, Inc.                       505,765
     4,311  Union Pacific Corp.                      326,170
                                                ------------
                                                   2,094,528
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 3.1%
    19,407  GATX Corp.                               633,445
     2,077  MSC Industrial Direct Co., Inc.,
               Class A                               113,176


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     1,949  W.W. Grainger, Inc.                 $    215,442
                                                ------------
                                                     962,063
                                                ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $27,124,401)                   31,129,434

            MONEY MARKET FUND -- 0.1%
    42,098  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $42,098)                          42,098
                                                ------------

            TOTAL INVESTMENTS -- 100.1%           31,171,532
              (Cost $27,166,499) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (25,709)
                                                ------------
            NET ASSETS -- 100.0%                $ 31,145,823
                                                ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,143,425 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $138,392.

--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $31,129,434       $ --           $ --
Money Market Fund            42,098         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $31,171,532       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 1.8%
    27,277  Precision Castparts Corp.           $  3,500,730
                                                ------------
             BUILDING PRODUCTS -- 11.1%
   174,477   Armstrong World Industries,
                Inc. (b)                           7,598,473
    77,974   Lennox International, Inc.            3,529,103
   296,881   Masco Corp.                           4,818,379
   181,119   Owens Corning, Inc. (b)               6,299,319
                                                ------------
                                                  22,245,274
                                                ------------
             CHEMICALS -- 38.9%
    46,725   Air Products and Chemicals,
                Inc.                               3,587,545
    36,216   Airgas, Inc.                          2,297,905
    81,065   Albemarle Corp.                       3,701,428
   120,061   Ashland, Inc.                         7,150,833
   108,495   Celanese Corp., Class A               3,470,755
    74,286   CF Industries Holdings, Inc.          6,215,510
    24,642   Cytec Industries, Inc.                1,184,295
    77,905   Dow Chemical (The) Co.                2,401,811
    61,858   E.I. du Pont de Nemours & Co.         2,464,423
    18,086   Eastman Chemical Co.                  1,210,315
    38,057   FMC Corp.                             2,421,947
   382,372   Huntsman Corp.                        4,362,865
    96,652   International Flavors &
                Fragrances, Inc.                   4,841,299
    37,974   Intrepid Potash, Inc. (b)               997,197
    69,074   Lubrizol (The) Corp.                  6,240,145
    17,618   PPG Industries, Inc.                  1,239,779
   161,935   RPM International, Inc.               3,575,525
    74,555   Scotts Miracle-Gro (The) Co.,
                Class A                            3,612,190
  34,043     Sherwin-Williams (The)
                Co.                                2,657,737
   321,918   Valhi, Inc.                           9,213,293
   156,301   Valspar (The) Corp.                   4,895,347
                                                ------------
                                                  77,742,144
                                                ------------
             CONSTRUCTION MATERIALS -- 2.1%
    13,791   Martin Marietta Materials, Inc.       1,322,281
    48,773   Vulcan Materials Co.                  2,793,717
                                                ------------
                                                   4,115,998
                                                ------------
             CONTAINERS & PACKAGING -- 24.1%
   117,087   AptarGroup, Inc.                      5,039,424
    64,735   Ball Corp.                            3,444,549
   160,428   Bemis Co., Inc.                       4,878,616
    42,721   Crown Holdings, Inc. (b)              1,110,746
    83,892   Greif, Inc., Class A                  4,964,729
    64,827   Owens-Illinois, Inc. (b)              2,297,469
   257,433   Packaging Corp. of America            6,366,318
   182,986   Pactiv Corp. (b)                      4,649,674
   300,542   Sealed Air Corp.                      6,461,653
   149,645   Sonoco Products Co.                   4,957,739


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CONTAINERS & PACKAGING
               (CONTINUED)
   169,147  Temple-Inland, Inc.                 $  3,944,508
                                                ------------
                                                  48,115,425
                                                ------------
            ELECTRICAL EQUIPMENT -- 3.4%
   234,643  General Cable Corp. (b)                6,703,750
                                                ------------
            MACHINERY -- 0.6%
    13,903  Valmont Industries, Inc.               1,157,981
                                                ------------
            METALS & MINING -- 9.9%
    80,894  Alcoa, Inc.                            1,087,215
    64,937  Cliffs Natural Resources, Inc.         4,060,511
    76,491  Commercial Metals Co.                  1,138,186
    28,721  Compass Minerals International,
               Inc.                                2,162,978
    41,366  Freeport-McMoRan Copper & Gold,
               Inc.                                3,124,374
    45,232  Newmont Mining Corp.                   2,536,611
    70,193  Reliance Steel & Aluminum Co.          3,426,120
    21,924  Schnitzer Steel Industries,
               Inc., Class A                       1,183,896
    36,377  Southern Copper Corp.                  1,112,409
                                                ------------
                                                  19,832,300
                                                ------------
            PAPER & FOREST PRODUCTS -- 6.8%
   257,433  International Paper Co.                6,883,758
   247,968  MeadWestvaco Corp.                     6,737,291
                                                ------------
                                                  13,621,049
                                                ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 1.3%
    48,001  Fastenal Co.                           2,625,175
                                                ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $184,214,257)                 199,659,826

            MONEY MARKET FUND -- 0.0%
    45,287  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $45,287)                          45,287
                                                ------------

            TOTAL INVESTMENTS -- 100.0%          199,705,113
              (Cost $184,259,544) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (79,487)
                                                ------------
            NET ASSETS -- 100.0%                $199,625,626
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,833,501 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,387,932.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------
Common Stocks*          $199,659,826      $ --         $ --
Money Market Fund             45,287        --           --
                        -----------------------------------------
TOTAL INVESTMENTS       $199,705,113      $ --         $ --
                        =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            COMMUNICATIONS EQUIPMENT -- 14.4%
   110,943  Brocade Communications Systems,
               Inc. (b)                         $    720,020
    29,443  Ciena Corp. (b)                          544,401
     8,113  Cisco Systems, Inc. (b)                  218,402
    32,029  CommScope, Inc. (b)                    1,043,505
    55,316  EchoStar Corp., Class A (b)            1,062,620
    18,237  F5 Networks, Inc. (b)                  1,247,958
    13,340  Harris Corp.                             686,743
    89,528  JDS Uniphase Corp. (b)                 1,162,969
    20,649  Juniper Networks, Inc. (b)               586,638
    83,683  Tellabs, Inc.                            759,842
                                                ------------
                                                   8,033,098
                                                ------------
            COMPUTERS & PERIPHERALS -- 16.2%
     3,820  Apple, Inc. (b)                          997,478
    29,895  Dell, Inc. (b)                           483,701
    14,128  Diebold, Inc.                            442,913
    24,873  EMC Corp. (b)                            472,836
    16,885  Hewlett-Packard Co.                      877,513
    65,031  NCR Corp. (b)                            855,808
    19,456  NetApp, Inc. (b)                         674,540
    10,402  QLogic Corp. (b)                         201,487
    32,394  SanDisk Corp. (b)                      1,292,197
    49,146  Seagate Technology (b)                   902,812
    21,928  Teradata Corp. (b)                       637,447
    28,772  Western Digital Corp. (b)              1,182,241
                                                ------------
                                                   9,020,973
                                                ------------
            ELECTRONIC EQUIPMENT,
                           INSTRUMENTS & COMPONENTS --
               15.3%
    14,896  Arrow Electronics, Inc. (b)              454,328
    21,117  Avnet, Inc. (b)                          675,111
    63,202  AVX Corp.                                976,471
    55,507  Corning, Inc.                          1,068,510
    15,295  Dolby Laboratories, Inc., Class
               A (b)                               1,051,072
    63,920  Ingram Micro, Inc., Class A (b)        1,160,787
    55,432  Jabil Circuit, Inc.                      849,218
    26,773  Tech Data Corp. (b)                    1,148,562
   109,658  Vishay Intertechnology, Inc. (b)       1,141,540
                                                ------------
                                                   8,525,599
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               6.9%
    28,571  Akamai Technologies, Inc. (b)          1,109,412
    25,059  AOL, Inc. (b)                            585,378
     2,169  Equinix, Inc. (b)                        218,310
       372  Google, Inc., Class A (b)                195,464
    27,858  IAC/InterActiveCorp (b)                  624,576


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
    17,251  VeriSign, Inc. (b)                  $    470,435
    38,323  Yahoo!, Inc. (b)                         633,479
                                                ------------
                                                   3,837,054
                                                ------------
            IT SERVICES -- 10.1%
    29,804  Amdocs Ltd. (b)                          951,940
    22,005  Cognizant Technology Solutions
               Corp., Class A (b)                  1,126,216
    20,588  Computer Sciences Corp. (b)            1,078,605
    21,651  DST Systems, Inc.                        919,085
    17,807  NeuStar, Inc., Class A (b)               435,737
    63,379  SAIC, Inc. (b)                         1,103,429
                                                ------------
                                                   5,615,012
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 13.6%
    96,810  Advanced Micro Devices, Inc. (b)         877,099
     8,687  Altera Corp.                             220,302
     6,365  Broadcom Corp., Class A                  219,529
    15,975  Cree, Inc. (b)                         1,169,530
    39,019  Cypress Semiconductor Corp. (b)          502,955
    42,134  Fairchild Semiconductor
               International, Inc. (b)               472,743
    28,458  Intel Corp.                              649,696
     9,221  International Rectifier Corp. (b)        212,267
    30,402  Intersil Corp., Class A                  452,382
    10,360  Marvell Technology Group Ltd. (b)        213,934
    10,891  Maxim Integrated Products, Inc.          211,503
     7,498  Microchip Technology, Inc.               219,017
    60,970  Micron Technology, Inc. (b)              570,070
    12,149  NVIDIA Corp. (b)                         190,982
    50,304  PMC-Sierra, Inc. (b)                     445,190
     9,663  Rambus, Inc. (b)                         233,168
     4,429  Silicon Laboratories, Inc. (b)           214,142
    40,172  Teradyne, Inc. (b)                       491,304
                                                ------------
                                                   7,565,813
                                                ------------
            SOFTWARE -- 21.0%
    17,510  Activision Blizzard, Inc.                194,011
    10,401  ANSYS, Inc. (b)                          468,045
    15,253  Autodesk, Inc. (b)                       518,754
    26,991  CA, Inc.                                 615,665
    18,906  Citrix Systems, Inc. (b)                 888,582
   133,546  Compuware Corp. (b)                    1,148,496
    18,448  Intuit, Inc. (b)                         667,080
     6,423  MICROS Systems, Inc. (b)                 238,679
   149,821  Novell, Inc. (b)                         840,496
    26,965  Nuance Communications, Inc. (b)          492,650
    17,467  Oracle Corp.                             451,347


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R)FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     7,214  Red Hat, Inc. (b)                   $    215,482
    24,169  Rovi Corp. (b)                           942,108
    12,055  Salesforce.com, Inc. (b)               1,031,908
    13,588  Sybase, Inc. (b)                         589,447
    50,148  Synopsys, Inc. (b)                     1,138,861
    21,046  VMware, Inc., Class A (b)              1,297,275
                                                ------------
                                                  11,738,886
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.6%
     4,955  American Tower Corp., Class A (b)        202,213
    16,569  Crown Castle International Corp.
               (b)                                   627,137
    17,562  SBA Communications Corp., Class
               A (b)                                 621,168
                                                ------------
                                                   1,450,518
                                                ------------

            TOTAL COMMON STOCKS -- 100.1%
             (Cost $51,541,317)                   55,786,953

            MONEY MARKET FUND -- 0.0%
    10,971  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $10,971)                          10,971
                                                ------------

            TOTAL INVESTMENTS -- 100.1%           55,797,924
              (Cost $51,552,288) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (55,935)
                                                ------------
            NET ASSETS -- 100.0%                $ 55,741,989
                                                ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,907,574 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $661,938.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $55,786,953       $ --           $ --
Money Market Fund            10,971         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $55,797,924       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 7.5%
    36,734  AT&T, Inc.                          $    957,288
    26,768  CenturyTel, Inc.                         913,056
    20,919  tw telecom, Inc. (b)                     372,358
     6,120  Verizon Communications, Inc.             176,807
                                                ------------
                                                   2,419,509
                                                ------------
            ELECTRIC UTILITIES -- 28.4%
    41,270  Allegheny Energy, Inc.                   898,861
    22,217  American Electric Power Co.,
               Inc.                                  762,043
     6,982  DPL, Inc.                                196,753
    34,897  Duke Energy Corp.                        585,572
    22,223  Edison International                     763,804
     4,667  Entergy Corp.                            379,380
     8,667  Exelon Corp.                             377,794
    19,426  FirstEnergy Corp.                        735,663
    11,784  FPL Group, Inc.                          613,357
     8,456  Hawaiian Electric Industries,
               Inc.                                  197,448
    13,737  Northeast Utilities                      381,751
    61,587  NV Energy, Inc.                          769,222
    44,278  Pepco Holdings, Inc.                     741,214
     5,032  Pinnacle West Capital Corp.              187,895
    19,293  Progress Energy, Inc.                    770,176
     5,725  Southern Co.                             197,856
    25,539  Westar Energy, Inc.                      605,019
                                                ------------
                                                   9,163,808
                                                ------------
            GAS UTILITIES -- 9.9%
     9,824  AGL Resources, Inc.                      388,146
    26,579  Atmos Energy Corp.                       786,207
    20,400  Energen Corp.                            996,948
     8,789  Questar Corp.                            421,433
    21,459  UGI Corp.                                589,908
                                                ------------
                                                   3,182,642
                                                ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 11.4%
    34,517  AES (The) Corp. (b)                      398,326
    15,966  Calpine Corp. (b)                        217,616
    27,035  Constellation Energy Group, Inc.         955,687
    87,404  Mirant Corp. (b)                       1,019,131
    45,416  NRG Energy, Inc. (b)                   1,097,705
                                                ------------
                                                   3,688,465
                                                ------------
            MULTI-UTILITIES -- 29.9%
     5,708  Alliant Energy Corp.                     195,214
    36,396  Ameren Corp.                             944,840
    13,220  CenterPoint Energy, Inc.                 189,839
    36,838  CMS Energy Corp.                         598,986
    12,787  Consolidated Edison, Inc.                577,972
    17,026  DTE Energy Co.                           820,143
     4,007  Integrys Energy Group, Inc.              198,787
    48,061  NiSource, Inc.                           783,394


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     5,360  NSTAR                               $    196,176
     9,750  OGE Energy Corp.                         403,455
    13,426  PG&E Corp.                               588,059
    25,724  Public Service Enterprise Group,
               Inc.                                  826,512
    15,151  SCANA Corp.                              598,010
    15,218  Sempra Energy                            748,421
    23,894  TECO Energy, Inc.                        404,526
    23,039  Vectren Corp.                            576,205
     7,684  Wisconsin Energy Corp.                   403,487
    26,864  Xcel Energy, Inc.                        584,292
                                                ------------
                                                   9,638,318
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               1.2%
    14,966  Southern Union Co.                       391,062
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 11.6%
    11,604  Leap Wireless International,
               Inc. (b)                              212,585
    22,785  NII Holdings, Inc. (b)                   966,540
   149,874  Sprint Nextel Corp. (b)                  636,965
    28,041  Telephone and Data Systems, Inc.         971,901
    22,939  United States Cellular Corp. (b)         965,273
                                                ------------
                                                   3,753,264
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $30,571,620)                   32,237,068

            MONEY MARKET FUND -- 0.1%
    34,084  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $34,084)                          34,084
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           32,271,152
              (Cost $30,605,704) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      8,617
                                                ------------
            NET ASSETS -- 100.0%                $ 32,279,769
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,196,446 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $530,998.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $32,237,068       $ --           $ --
Money Market Fund            34,084         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $32,271,152       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.6%
     3,097  Boeing (The) Co.                    $    224,316
     2,915  General Dynamics Corp.                   222,589
     2,553  Goodrich Corp.                           189,382
     2,985  Honeywell International, Inc.            141,698
       838  ITT Corp.                                 46,568
     2,457  L-3 Communications Holdings, Inc.        229,901
     1,080  Lockheed Martin Corp.                     91,681
     2,747  Northrop Grumman Corp.                   186,329
       709  Precision Castparts Corp.                 90,993
     3,941  Raytheon Co.                             229,760
     2,159  Rockwell Collins, Inc.                   140,335
     1,224  United Technologies Corp.                 91,739
                                                ------------
                                                   1,885,291
                                                ------------
            AIR FREIGHT & LOGISTICS -- 0.1%
       699  United Parcel Service, Inc.,
               Class B                                48,329
                                                ------------
            AIRLINES -- 0.1%
     3,405  Southwest Airlines Co.                    44,878
                                                ------------
            AUTOMOBILES -- 0.8%
    17,905  Ford Motor Co. (b)                       233,123
     4,810  Harley-Davidson, Inc.                    162,722
                                                ------------
                                                     395,845
                                                ------------
            BEVERAGES -- 1.5%
     1,515  Brown-Forman Corp., Class B               88,143
     8,137  Coca-Cola Enterprises, Inc.              225,639
     5,121  Dr. Pepper Snapple Group, Inc.           167,610
     5,350  Molson Coors Brewing Co., Class B        237,326
       682  PepsiCo, Inc.                             44,480
                                                ------------
                                                     763,198
                                                ------------
            BIOTECHNOLOGY -- 1.0%
     3,012  Amgen, Inc. (b)                          172,768
       784  Biogen Idec, Inc. (b)                     41,748
       728  Celgene Corp. (b)                         45,100
     2,658  Cephalon, Inc. (b)                       170,643
     1,736  Genzyme Corp. (b)                         92,425
                                                ------------
                                                     522,684
                                                ------------
            CAPITAL MARKETS -- 1.4%
     4,963  Ameriprise Financial, Inc.               230,085
       406  Franklin Resources, Inc.                  46,950
     1,056  Goldman Sachs Group (The), Inc.          153,331
     1,569  Legg Mason, Inc.                          49,722
     3,074  Morgan Stanley                            92,896
     1,996  State Street Corp.                        86,826
       820  T. Rowe Price Group, Inc.                 47,158
                                                ------------
                                                     706,968
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CHEMICALS -- 1.7%
     1,824  Air Products and Chemicals, Inc.    $    140,047
     2,831  Airgas, Inc.                             179,627
     1,522  Dow Chemical (The) Co.                    46,923
     2,418  E.I. du Pont de Nemours & Co.             96,333
       706  Eastman Chemical Co.                      47,246
       743  FMC Corp.                                 47,284
     3,777  International Flavors &
               Fragrances, Inc.                      189,190
     1,379  PPG Industries, Inc.                      97,040
       664  Sherwin-Williams (The) Co.                51,838
                                                ------------
                                                     895,528
                                                ------------
            COMMERCIAL BANKS -- 0.7%
     3,314  Fifth Third Bancorp                       49,412
       568  M&T Bank Corp.                            49,615
     2,262  PNC Financial Services Group,
               Inc.                                  152,029
     2,891  Wells Fargo & Co.                         95,721
                                                ------------
                                                     346,777
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
     4,807  Cintas Corp.                             130,991
     3,286  Iron Mountain, Inc.                       82,643
     1,842  Pitney Bowes, Inc.                        46,787
     4,218  R.R. Donnelley & Sons Co.                 90,645
     6,204  Republic Services, Inc.                  192,510
     3,924  Waste Management, Inc.                   136,084
                                                ------------
                                                     679,660
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 0.9%
     1,895  Harris Corp.                              97,555
    14,370  JDS Uniphase Corp. (b)                   186,666
     2,933  Juniper Networks, Inc. (b)                83,327
    11,894  Tellabs, Inc.                            107,997
                                                ------------
                                                     475,545
                                                ------------
            COMPUTERS & PERIPHERALS --1.9%
       768  Apple, Inc. (b)                          200,540
     2,541  Hewlett-Packard Co.                      132,056
     3,742  Lexmark International, Inc.,
               Class A (b)                           138,641
     2,764  NetApp, Inc. (b)                          95,828
     2,217  QLogic Corp. (b)                          42,943
     6,498  SanDisk Corp. (b)                        259,205
     2,308  Western Digital Corp. (b)                 94,836
                                                ------------
                                                     964,049
                                                ------------
            CONSTRUCTION & ENGINEERING -- 0.9%
     3,870  Fluor Corp.                              204,491


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONSTRUCTION & ENGINEERING
               (CONTINUED)
     2,989  Jacobs Engineering Group, Inc. (b)  $    144,130
     7,050  Quanta Services, Inc. (b)                141,916
                                                ------------
                                                     490,537
                                                ------------
            CONSTRUCTION MATERIALS -- 0.1%
       952  Vulcan Materials Co.                      54,531
                                                ------------
            CONSUMER FINANCE -- 0.8%
     2,181  American Express Co.                     100,588
     1,085  Capital One Financial Corp.               47,100
    15,106  Discover Financial Services              233,539
     3,597  SLM Corp. (b)                             44,027
                                                ------------
                                                     425,254
                                                ------------
            CONTAINERS & PACKAGING -- 1.6%
     2,531  Ball Corp.                               134,675
     6,271  Bemis Co., Inc.                          190,701
     2,534  Owens-Illinois, Inc. (b)                  89,805
     7,150  Pactiv Corp. (b)                         181,681
    10,677  Sealed Air Corp.                         229,556
                                                ------------
                                                     826,418
                                                ------------
            DISTRIBUTORS -- 0.2%
     2,132  Genuine Parts Co.                         91,250
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.4%
     2,069  DeVry, Inc.                              129,085
     5,057  H&R Block, Inc.                           92,594
                                                ------------
                                                     221,679
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.5%
     5,044  Bank of America Corp.                     89,935
       402  IntercontinentalExchange, Inc. (b)        46,885
     2,012  JPMorgan Chase & Co.                      85,671
     9,072  Leucadia National Corp. (b)              229,612
     3,027  Moody's Corp.                             74,828
     6,395  NASDAQ OMX Group (The), Inc. (b)         134,295
     3,040  NYSE Euronext                             99,195
                                                ------------
                                                     760,421
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
     8,710  AT&T, Inc.                               226,983
     6,349  CenturyTel, Inc.                         216,564
     6,049  Frontier Communications Corp.             48,150
     8,624  Qwest Communications
               International, Inc.                    45,104
     4,353  Verizon Communications, Inc.             125,758


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
     4,135  Windstream Corp.                    $     45,692

                                                ------------
                                                     708,251
                                                ------------
            ELECTRIC UTILITIES -- 5.4%
     9,785  Allegheny Energy, Inc.                   213,117
     6,584  American Electric Power Co., Inc.        225,831
    11,034  Duke Energy Corp.                        185,151
     6,585  Edison International                     226,326
     2,214  Entergy Corp.                            179,976
     4,110  Exelon Corp.                             179,155
     5,757  FirstEnergy Corp.                        218,018
     4,655  FPL Group, Inc.                          242,293
     6,516  Northeast Utilities                      181,080
    13,125  Pepco Holdings, Inc.                     219,712
     4,771  Pinnacle West Capital Corp.              178,149
     4,875  PPL Corp.                                120,705
     5,717  Progress Energy, Inc.                    228,223
     5,429  Southern Co.                             187,626
                                                ------------
                                                   2,785,362
                                                ------------
            ELECTRICAL EQUIPMENT -- 0.7%
     2,681  Emerson Electric Co.                     140,029
     3,196  Rockwell Automation, Inc.                194,061
       778  Roper Industries, Inc.                    47,473
                                                ------------
                                                     381,563
                                                ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.3%
     2,619  Agilent Technologies, Inc. (b)            94,965
     2,226  Corning, Inc.                             42,850
                                                ------------
                                                     137,815
                                                ------------
            ENERGY EQUIPMENT & SERVICES -- 1.4%
       959  Baker Hughes, Inc.                        47,720
     1,052  Cameron International Corp. (b)           41,512
     2,787  FMC Technologies, Inc. (b)               188,652
     2,989  Halliburton Co.                           91,613
     6,881  Nabors Industries Ltd. (b)               148,423
     6,187  Rowan Cos., Inc. (b)                     184,372
                                                ------------
                                                     702,292
                                                ------------
            FOOD & STAPLES RETAILING -- 2.2%
     1,509  Costco Wholesale Corp.                    89,152
     6,157  CVS Caremark Corp.                       227,378
     2,080  Kroger (The) Co.                          46,238
    10,795  SUPERVALU, Inc.                          160,845
     3,051  Sysco Corp.                               96,229
     3,642  Walgreen Co.                             128,016
     2,428  Wal-Mart Stores, Inc.                    130,262


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
               (CONTINUED)
     6,228  Whole Foods Market, Inc. (b)        $    243,017
                                                ------------
                                                   1,121,137
                                                ------------
            FOOD PRODUCTS -- 3.3%
     6,232  Archer-Daniels-Midland Co.               174,122
     2,547  Campbell Soup Co.                         91,336
     5,386  ConAgra Foods, Inc.                      131,796
    11,475  Dean Foods Co. (b)                       180,158
     1,272  General Mills, Inc.                       90,541
     1,974  H. J. Heinz Co.                           92,521
     2,102  Hershey (The) Co.                         98,815
     4,285  Hormel Foods Corp.                       174,657
     2,989  J. M. Smucker (The) Co.                  182,538
       844  Kellogg Co.                               46,369
     4,467  Kraft Foods, Inc., Class A               132,223
     2,346  McCormick & Co., Inc.                     92,831
     2,595  Mead Johnson Nutrition Co.               133,928
     6,461  Sara Lee Corp.                            91,875
                                                ------------
                                                   1,713,710
                                                ------------
            GAS UTILITIES -- 1.0%
     4,297  Nicor, Inc.                              186,962
     2,958  ONEOK, Inc.                              145,356
     4,168  Questar Corp.                            199,856
                                                ------------
                                                     532,174
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.9%
     1,548  Baxter International, Inc.                73,097
     1,144  Becton, Dickinson & Co.                   87,367
     1,038  C. R. Bard, Inc.                          89,818
     8,514  CareFusion Corp. (b)                     234,816
     2,584  DENTSPLY International, Inc.              94,678
     3,177  Hospira, Inc. (b)                        170,891
       648  Intuitive Surgical, Inc. (b)             233,643
     2,001  Medtronic, Inc.                           87,424
     1,098  St. Jude Medical, Inc. (b)                44,820
     2,358  Stryker Corp.                            135,444
     3,253  Varian Medical Systems, Inc. (b)         183,404
       762  Zimmer Holdings, Inc. (b)                 46,413
                                                ------------
                                                   1,481,815
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.6%
     5,129  Aetna, Inc.                              151,562
     1,557  AmerisourceBergen Corp.                   48,034
     3,747  Cardinal Health, Inc.                    129,983
     6,154  CIGNA Corp.                              197,297
     9,106  Coventry Health Care, Inc. (b)           216,176
     2,131  DaVita, Inc. (b)                         133,038
     2,212  Express Scripts, Inc. (b)                221,488
     4,812  Humana, Inc. (b)                         220,005


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
       593  Laboratory Corp. of America
               Holdings (b)                     $     46,592
     1,368  McKesson Corp.                            88,660
     2,789  Medco Health Solutions, Inc. (b)         164,328
     5,798  Patterson Cos., Inc.                     185,478
     2,315  Quest Diagnostics, Inc.                  132,325
     7,871  Tenet Healthcare Corp. (b)                49,194
     6,890  UnitedHealth Group, Inc.                 208,836
     3,495  WellPoint, Inc. (b)                      188,031
                                                ------------
                                                   2,381,027
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.6%
     5,789  Carnival Corp.                           241,401
     5,053  Darden Restaurants, Inc.                 226,122
     4,283  Marriott International, Inc.,
               Class A                               157,443
     1,350  McDonald's Corp.                          95,296
     5,564  Starbucks Corp.                          144,553
     3,861  Starwood Hotels & Resorts
               Worldwide, Inc.                       210,463
     8,747  Wyndham Worldwide Corp.                  234,507
     1,176  Yum! Brands, Inc.                         49,886
                                                ------------
                                                   1,359,671
                                                ------------
            HOUSEHOLD DURABLES -- 1.5%
       930  Fortune Brands, Inc.                      48,751
     4,811  Harman International Industries,
               Inc. (b)                              189,938
     2,082  Leggett & Platt, Inc.                     51,071
     8,883  Newell Rubbermaid, Inc.                  151,633
     3,135  Stanley Black & Decker, Inc.             194,840
     1,549  Whirlpool Corp.                          168,640
                                                ------------
                                                     804,873
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.6%
       701  Clorox (The) Co.                          45,354
       529  Colgate-Palmolive Co.                     44,489
     2,146  Kimberly-Clark Corp.                     131,464
     1,424  Procter & Gamble (The) Co.                88,516
                                                ------------
                                                     309,823
                                                ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.3%
    16,371  AES (The) Corp. (b)                      188,921
     6,410  Constellation Energy Group, Inc.         226,593
    10,768  NRG Energy, Inc. (b)                     260,263
                                                ------------
                                                     675,777
                                                ------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
     1,076  3M Co.                                    95,409


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES
               (CONTINUED)
     7,421  General Electric Co.                $    139,960
                                                ------------
                                                     235,369
                                                ------------
            INSURANCE -- 4.2%
     4,146  Aflac, Inc.                              211,280
     1,394  Allstate (The) Corp.                      45,542
     1,055  Aon Corp.                                 44,795
     5,239  Assurant, Inc.                           190,857
     1,108  Berkshire Hathaway, Inc., Class B
               (b)                                    85,316
     4,342  Chubb (The) Corp.                        229,562
     6,232  Cincinnati Financial Corp.               176,989
     1,206  Loews Corp.                               44,911
     6,164  Principal Financial Group, Inc.          180,112
     7,073  Progressive (The) Corp.                  142,097
     3,722  Prudential Financial, Inc.               236,570
     2,522  Torchmark Corp.                          135,028
     4,174  Travelers (The) Cos., Inc.               211,789
     7,269  Unum Group                               177,872
     4,763  XL Capital Ltd., Class A                  84,781
                                                ------------
                                                   2,197,501
                                                ------------
            INTERNET & CATALOG RETAIL -- 0.9%
     1,325  Amazon.com, Inc. (b)                     181,605
     1,804  Expedia, Inc.                             42,592
       881  priceline.com, Inc. (b)                  230,866
                                                ------------
                                                     455,063
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.8%
     5,734  Akamai Technologies, Inc. (b)            222,651
     5,011  eBay, Inc. (b)                           119,312
     1,730  VeriSign, Inc. (b)                        47,177
     2,722  Yahoo!, Inc. (b)                          44,995
                                                ------------
                                                     434,135
                                                ------------
            IT SERVICES -- 2.1%
     3,532  Cognizant Technology Solutions
               Corp., Class A (b)                    180,768
     4,132  Computer Sciences Corp. (b)              216,476
     1,921  Fidelity National Information
               Services, Inc.                         50,503
       888  Fiserv, Inc. (b)                          45,368
       176  MasterCard, Inc., Class A                 43,655
    12,717  SAIC, Inc. (b)                           221,403
    14,373  Total System Services, Inc.              230,112
       989  Visa, Inc., Class A                       89,237
                                                ------------
                                                   1,077,522
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.8%
     5,879  Hasbro, Inc.                        $    225,518
     7,919  Mattel, Inc.                             182,533
                                                ------------
                                                     408,051
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
       861  Life Technologies Corp. (b)               47,105
     2,132  Millipore Corp. (b)                      226,312
     2,626  Thermo Fisher Scientific, Inc. (b)       145,165
     1,331  Waters Corp. (b)                          95,819
                                                ------------
                                                     514,401
                                                ------------
            MACHINERY -- 2.2%
     2,147  Caterpillar, Inc.                        146,189
     3,631  Cummins, Inc.                            262,267
       564  Danaher Corp.                             47,534
     2,270  Deere & Co.                              135,791
     1,926  Dover Corp.                              100,576
       592  Eaton Corp.                               45,679
     1,225  Flowserve Corp.                          140,361
       950  Illinois Tool Works, Inc.                 48,545
     3,334  Pall Corp.                               129,993
     2,079  Snap-on, Inc.                            100,166
                                                ------------
                                                   1,157,101
                                                ------------
            MEDIA -- 4.4%
     9,688  CBS Corp., Class B                       157,042
    11,958  Comcast Corp., Class A                   236,051
     3,993  DIRECTV, Class A (b)                     144,666
     3,995  Discovery Communications, Inc.,
               Class A (b)                           154,606
    13,625  Gannett Co., Inc.                        231,898
     2,525  McGraw-Hill (The) Cos., Inc.              85,143
    15,618  News Corp., Class A                      240,830
     1,159  Omnicom Group, Inc.                       49,443
     2,028  Scripps Networks Interactive,
               Class A                                91,950
     3,377  Time Warner Cable, Inc.                  189,956
     7,197  Time Warner, Inc.                        238,077
     5,239  Viacom, Inc., Class B (b)                185,094
     3,868  Walt Disney (The) Co.                    142,497
       302  Washington Post (The) Co., Class
               B                                     153,162
                                                ------------
                                                   2,300,415
                                                ------------
            METALS & MINING -- 1.0%
     5,908  AK Steel Holding Corp.                    98,959
     3,334  Allegheny Technologies, Inc.             178,269
     1,902  Cliffs Natural Resources, Inc.           118,932
     1,077  Freeport-McMoRan Copper & Gold,
               Inc. 81,346


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
       886  Newmont Mining Corp.                $     49,687
                                                ------------
                                                     527,193
                                                ------------
            MULTILINE RETAIL -- 1.9%
     4,942  Big Lots, Inc. (b)                       188,784
     3,689  Family Dollar Stores, Inc.               145,937
     4,197  J. C. Penney Co., Inc.                   122,426
       822  Kohl's Corp. (b)                          45,202
     5,509  Nordstrom, Inc.                          227,687
       829  Sears Holdings Corp. (b)                 100,268
     2,569  Target Corp.                             146,099
                                                ------------
                                                     976,403
                                                ------------
            MULTI-UTILITIES -- 5.5%
     8,629  Ameren Corp.                             224,009
     9,404  CenterPoint Energy, Inc.                 135,042
    11,648  CMS Energy Corp.                         189,397
     4,041  Consolidated Edison, Inc.                182,653
     2,189  Dominion Resources, Inc.                  91,500
     5,047  DTE Energy Co.                           243,114
    14,246  NiSource, Inc.                           232,210
     5,305  PG&E Corp.                               232,359
     7,626  Public Service Enterprise Group,
               Inc.                                  245,023
     5,988  SCANA Corp.                              236,346
     4,511  Sempra Energy                            221,851
    11,332  TECO Energy, Inc.                        191,851
     3,645  Wisconsin Energy Corp.                   191,399
    10,619  Xcel Energy, Inc.                        230,963
                                                ------------
                                                   2,847,717
                                                ------------
            OFFICE ELECTRONICS -- 0.4%
    18,469  Xerox Corp.                              201,312
                                                ------------
            OIL, GAS & CONSUMABLE FUELS -- 4.8%
       618  Anadarko Petroleum Corp.                  38,415
     3,668  Cabot Oil & Gas Corp.                    132,525
     2,967  Chevron Corp.                            241,633
     4,398  ConocoPhillips                           260,318
     4,152  El Paso Corp.                             50,239
     2,016  Exxon Mobil Corp.                        136,786
     2,878  Hess Corp.                               182,897
     7,113  Marathon Oil Corp.                       228,683
     4,305  Massey Energy Co.                        157,692
     4,007  Murphy Oil Corp.                         241,021
       985  Peabody Energy Corp.                      46,019
     2,396  Pioneer Natural Resources Co.            153,655
     5,994  Spectra Energy Corp.                     139,900
    12,953  Tesoro Corp.                             170,332
     6,855  Valero Energy Corp.                      142,515
     5,845  Williams (The) Cos., Inc.                138,000


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
       953  XTO Energy, Inc.                    $     45,287
                                                ------------
                                                   2,505,917
                                                ------------
            PAPER & FOREST PRODUCTS -- 0.7%
     7,316  International Paper Co.                  195,630
     3,524  MeadWestvaco Corp.                        95,747
       994  Weyerhaeuser Co.                          49,223
                                                ------------
                                                     340,600
                                                ------------
            PERSONAL PRODUCTS -- 0.5%
     1,328  Avon Products, Inc.                       42,934
     3,469  Estee Lauder (The) Cos., Inc.,
               Class A                               228,677
                                                ------------
                                                     271,611
                                                ------------
            PHARMACEUTICALS -- 3.1%
     2,562  Abbott Laboratories                      131,072
       690  Allergan, Inc.                            43,946
     3,371  Bristol-Myers Squibb Co.                  85,252
     4,971  Eli Lilly & Co.                          173,836
     7,178  Forest Laboratories, Inc. (b)            195,672
     2,069  Johnson & Johnson                        133,037
    15,312  King Pharmaceuticals, Inc. (b)           150,058
     6,027  Merck & Co., Inc.                        211,186
     9,909  Mylan, Inc. (b)                          218,295
    10,500  Pfizer, Inc.                             175,560
     2,152  Watson Pharmaceuticals, Inc. (b)          92,149
                                                ------------
                                                   1,610,063
                                                ------------
            PROFESSIONAL SERVICES -- 0.3%
     2,514  Equifax, Inc.                             84,470
     2,958  Robert Half International, Inc.           80,990
                                                ------------
                                                     165,460
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.4%
     9,780  Apartment Investment & Management
               Co., Class A                          219,170
     1,041  AvalonBay Communities, Inc.              108,306
     1,792  Boston Properties, Inc.                  141,317
     4,599  Equity Residential                       208,197
     2,726  HCP, Inc.                                 87,559
       979  Public Storage                            94,875
     1,073  Simon Property Group, Inc.                95,518
     2,843  Ventas, Inc.                             134,275
     1,782  Vornado Realty Trust                     148,565
                                                ------------
                                                   1,237,782
                                                ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.5%
    14,201  CB Richard Ellis Group, Inc.,
               Class A (b)                           245,961
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 1.2%
     2,655  CSX Corp.                           $    148,813
     2,417  Norfolk Southern Corp.                   143,401
     4,645  Ryder System, Inc.                       216,085
     1,843  Union Pacific Corp.                      139,441
                                                ------------
                                                     647,740
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.4%
    19,424  Advanced Micro Devices, Inc. (b)         175,981
     1,562  Analog Devices, Inc.                      46,750
     1,357  Broadcom Corp., Class A                   46,803
     4,043  Intel Corp.                               92,302
     7,355  LSI Corp. (b)                             44,277
     8,665  Micron Technology, Inc. (b)               81,018
     2,590  NVIDIA Corp. (b)                          40,715
     4,029  Teradyne, Inc. (b)                        49,275
     5,517  Texas Instruments, Inc.                  143,497
                                                ------------
                                                     720,618
                                                ------------
            SOFTWARE -- 1.4%
     1,529  Autodesk, Inc. (b)                        52,001
     3,834  CA, Inc.                                  87,454
     2,844  Citrix Systems, Inc. (b)                 133,668
    21,436  Compuware Corp. (b)                      184,350
     2,622  Intuit, Inc. (b)                          94,811
     1,754  Oracle Corp.                              45,323
     1,813  Salesforce.com, Inc. (b)                 155,193
                                                ------------
                                                     752,800
                                                ------------
            SPECIALTY RETAIL -- 5.7%
     3,945  Abercrombie & Fitch Co., Class A         172,515
     9,961  AutoNation, Inc. (b)                     201,212
       521  AutoZone, Inc. (b)                        96,390
     4,114  Bed Bath & Beyond, Inc. (b)              189,079
     3,173  Best Buy Co., Inc.                       144,689
    10,272  GameStop Corp., Class A (b)              249,712
     7,792  Gap (The), Inc.                          192,696
     2,784  Home Depot (The), Inc.                    98,136
     9,143  Limited Brands, Inc.                     245,032
     7,429  Lowe's Cos., Inc.                        201,475
     3,238  O'Reilly Automotive, Inc. (b)            158,306
     7,958  RadioShack Corp.                         171,495
     3,367  Ross Stores, Inc.                        188,552
     3,850  Staples, Inc.                             90,591
     2,843  Tiffany & Co.                            137,829
     5,294  TJX (The) Cos., Inc.                     245,324
     4,733  Urban Outfitters, Inc. (b)               177,535
                                                ------------
                                                   2,960,568
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.8%
     3,416  Coach, Inc.                         $    142,618
     1,226  NIKE, Inc., Class B                       93,066
     1,060  Polo Ralph Lauren Corp.                   95,294
     1,122  VF Corp.                                  96,963
                                                ------------
                                                     427,941
                                                ------------
            TOBACCO -- 0.4%
     2,192  Altria Group, Inc.                        46,448
     1,196  Lorillard, Inc.                           93,731
       863  Philip Morris International, Inc.         42,356
       833  Reynolds American, Inc.                   44,499
                                                ------------
                                                     227,034
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.4%
       939  Fastenal Co.                              51,354
     1,247  W.W. Grainger, Inc.                      137,843
                                                ------------
                                                     189,197
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
     1,058  American Tower Corp., Class A (b)         43,177
    31,789  MetroPCS Communications, Inc. (b)        242,550
    47,384  Sprint Nextel Corp. (b)                  201,382
                                                ------------
                                                     487,109
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $48,540,117)                   51,816,716

            MONEY MARKET FUND -- 0.1%
    73,835  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $73,835)                          73,835
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           51,890,551
              (Cost $48,613,952) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (10,403)
                                                ------------
            NET ASSETS -- 100.0%                $ 51,880,148
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,822,096 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $545,497.


----------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                  LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------------
Common Stocks*            $51,816,716      $ --         $ --
Money Market Fund              73,835        --           --
                          ---------------------------------------
TOTAL INVESTMENTS         $51,890,551      $ --         $ --
                          =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.7%
     1,675  Alliant Techsystems, Inc. (b)            135,524
    11,180  BE Aerospace, Inc. (b)                   332,158
                                                ------------
                                                     467,682
                                                ------------
            AIRLINES -- 1.4%
    67,012  AirTran Holdings, Inc. (b)               353,823
     6,606  Alaska Air Group, Inc. (b)               273,555
    48,805  JetBlue Airways Corp. (b)                272,820
                                                ------------
                                                     900,198
                                                ------------
            AUTO COMPONENTS -- 0.2%
     7,012  Gentex Corp.                             150,688
                                                ------------
            AUTOMOBILES -- 0.1%
     2,253  Thor Industries, Inc.                     80,455
                                                ------------
            BEVERAGES -- 0.2%
     3,139  Hansen Natural Corp. (b)                 138,367
                                                ------------
            BIOTECHNOLOGY -- 0.5%
     4,573  OSI Pharmaceuticals, Inc. (b)            268,298
     1,231  United Therapeutics Corp. (b)             70,032
                                                ------------
                                                     338,330
                                                ------------
            BUILDING PRODUCTS -- 0.3%
     4,608  Lennox International, Inc.               208,558
                                                ------------
            CAPITAL MARKETS -- 1.6%
       862  Affiliated Managers Group, Inc.
               (b)                                    72,563
    26,742  Apollo Investment Corp.                  325,183
     5,753  Jefferies Group, Inc.                    156,597
     2,546  Raymond James Financial, Inc.             78,009
     6,198  SEI Investments Co.                      139,207
     5,668  Waddell & Reed Financial, Inc.,
               Class A                               210,396
                                                ------------
                                                     981,955
                                                ------------
            CHEMICALS -- 3.7%
     4,791  Albemarle Corp.                          218,757
     6,451  Ashland, Inc.                            384,222
     1,457  Cytec Industries, Inc.                    70,023
     3,711  Lubrizol (The) Corp.                     335,252
     1,314  Minerals Technologies, Inc.               75,818
    17,350  Olin Corp.                               364,350
     6,381  RPM International, Inc.                  140,892
     4,406  Scotts Miracle-Gro (The) Co.,
               Class A                               213,471
     9,372  Sensient Technologies Corp.              295,499
     6,928  Valspar (The) Corp.                      216,985
                                                ------------
                                                   2,315,269
                                                ------------
            COMMERCIAL BANKS -- 1.8%
     3,249  BancorpSouth, Inc.                        71,933
     1,654  Commerce Bancshares, Inc.                 68,509
     1,220  Cullen/Frost Bankers, Inc.                72,419
     6,681  Fulton Financial Corp.                    70,150


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
    11,845  International Bancshares Corp.      $    286,294
     5,967  PacWest Bancorp                          143,268
     3,321  Prosperity Bancshares, Inc.              130,250
     1,459  SVB Financial Group (b)                   71,826
     4,271  TCF Financial Corp.                       79,569
     5,574  Trustmark Corp.                          136,451
                                                ------------
                                                   1,130,669
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.2%
    12,058  Brink's (The) Co.                        321,104
     1,225  Clean Harbors, Inc. (b)                   77,702
    13,713  Corrections Corp. of America (b)         284,133
     7,012  Deluxe Corp.                             147,042
     2,556  HNI Corp.                                 79,338
     4,870  Mine Safety Appliances Co.               143,129
     6,281  Rollins, Inc.                            136,612
     6,015  Waste Connections, Inc. (b)              215,277
                                                ------------
                                                   1,404,337
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 1.5%
     2,584  ADTRAN, Inc.                              69,174
     4,468  Ciena Corp. (b)                           82,613
     2,429  CommScope, Inc. (b)                       79,137
     4,428  F5 Networks, Inc. (b)                    303,008
     6,530  Plantronics, Inc.                        216,796
     6,679  Polycom, Inc. (b)                        217,401
                                                ------------
                                                     968,129
                                                ------------
            CONSTRUCTION & ENGINEERING -- 1.8%
     4,800  Aecom Technology Corp. (b)               144,336
    11,265  Granite Construction, Inc.               378,617
    12,290  KBR, Inc.                                271,363
     6,861  URS Corp. (b)                            352,312
                                                ------------
                                                   1,146,628
                                                ------------
            CONSUMER FINANCE -- 0.4%
    11,461  AmeriCredit Corp. (b)                    274,376
                                                ------------
            CONTAINERS & PACKAGING -- 2.2%
     6,921  AptarGroup, Inc.                         297,880
    13,833  Packaging Corp. of America               342,090
     3,391  Silgan Holdings, Inc.                    204,579
     6,633  Sonoco Products Co.                      219,751
    13,330  Temple-Inland, Inc.                      310,856
                                                ------------
                                                   1,375,156
                                                ------------
            DISTRIBUTORS -- 0.1%
     3,354  LKQ Corp. (b)                             70,635
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES --
               2.9%
     6,401  Brink's Home Security Holdings,
               Inc. (b)                         $    268,458
     8,607  Career Education Corp. (b)               251,927
    15,482  Corinthian Colleges, Inc. (b)            241,829
       604  ITT Educational Services, Inc.
               (b)                                    61,082
     3,836  Matthews International Corp.,
               Class A                               134,260
    18,224  Regis Corp.                              348,443
    29,667  Service Corp. International              266,410
     6,570  Sotheby's                                219,438
       278  Strayer Education, Inc.                   67,587
                                                ------------
                                                   1,859,434
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.3%
     5,658  MSCI, Inc., Class A (b)                  196,050
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.5%
    39,932  Cincinnati Bell, Inc. (b)                134,571
    11,254  tw telecom, Inc. (b)                     200,321
                                                ------------
                                                     334,892
                                                ------------
            ELECTRIC UTILITIES -- 3.4%
    10,257  Cleco Corp.                              281,042
     7,512  DPL, Inc.                                211,688
     9,098  Hawaiian Electric Industries,
               Inc.                                  212,438
     9,833  IDACORP, Inc.                            354,775
    27,609  NV Energy, Inc.                          344,836
    27,168  PNM Resources, Inc.                      369,213
    15,266  Westar Energy, Inc.                      361,652
                                                ------------
                                                   2,135,644
                                                ------------
            ELECTRICAL EQUIPMENT -- 1.4%
     4,050  Hubbell, Inc., Class B                   188,204
     3,438  Regal-Beloit Corp.                       217,522
     3,470  Thomas & Betts Corp. (b)                 145,532
    10,644  Woodward Governor Co.                    341,140
                                                ------------
                                                     892,398
                                                ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 2.1%
     4,519  Arrow Electronics, Inc. (b)              137,829
     2,270  Avnet, Inc. (b)                           72,572
    15,518  Ingram Micro, Inc., Class A (b)          281,807
     2,041  National Instruments Corp.                70,578
     8,125  Tech Data Corp. (b)                      348,562
     4,741  Trimble Navigation Ltd. (b)              155,078
    26,621  Vishay Intertechnology, Inc. (b)         277,125
                                                ------------
                                                   1,343,551
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            ENERGY EQUIPMENT & SERVICES --
               2.5%
     2,816  Exterran Holdings, Inc. (b)         $     82,086
    26,125  Helix Energy Solutions Group,
               Inc. (b)                              380,902
     1,072  Oceaneering International, Inc.
               (b)                                    70,216
    14,621  Patterson-UTI Energy, Inc.               223,555
    11,306  Pride International, Inc. (b)            342,911
     7,201  Tidewater, Inc.                          386,046
     1,610  Unit Corp. (b)                            76,910
                                                ------------
                                                   1,562,626
                                                ------------
            FOOD & STAPLES RETAILING -- 0.9%
     7,362  BJ's Wholesale Club, Inc. (b)            281,817
     8,607  Ruddick Corp.                            304,172
                                                ------------
                                                     585,989
                                                ------------
            FOOD PRODUCTS -- 1.9%
     3,928  Corn Products International,
               Inc.                                  141,408
     8,256  Flowers Foods, Inc.                      217,628
     3,516  Green Mountain Coffee Roasters,
               Inc. (b)                              255,473
     3,465  Lancaster Colony Corp.                   190,471
     5,023  Ralcorp Holdings, Inc. (b)               334,281
     2,519  Tootsie Roll Industries, Inc.             67,005
                                                ------------
                                                   1,206,266
                                                ------------
            GAS UTILITIES -- 2.7%
     7,046  AGL Resources, Inc.                      278,388
    11,915  Atmos Energy Corp.                       352,446
     7,316  Energen Corp.                            357,533
     2,694  National Fuel Gas Co.                    140,142
    10,262  UGI Corp.                                282,102
     7,860  WGL Holdings, Inc.                       280,916
                                                ------------
                                                   1,691,527
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.4%
     2,168  Beckman Coulter, Inc.                    135,283
     2,066  Edwards Lifesciences Corp. (b)           212,963
     1,362  Gen-Probe, Inc. (b)                       64,545
    10,009  Hill-Rom Holdings, Inc.                  317,385
     3,672  Hologic, Inc. (b)                         65,619
     1,183  IDEXX Laboratories, Inc. (b)              78,244
     6,081  Immucor, Inc. (b)                        130,194
     7,121  Kinetic Concepts, Inc. (b)               308,339
     4,278  ResMed, Inc. (b)                         292,744
     6,068  STERIS Corp.                             201,943
     2,125  Teleflex, Inc.                           130,305
     4,071  Thoratec Corp. (b)                       181,526
                                                ------------
                                                   2,119,090
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               -- 5.4%
     9,218  Community Health Systems, Inc.
               (b)                              $    376,647
    39,583  Health Management Associates,
               Inc., Class A (b)                     368,914
     3,468  Henry Schein, Inc. (b)                   209,710
    18,859  Kindred Healthcare, Inc. (b)             336,445
     9,255  LifePoint Hospitals, Inc. (b)            353,356
     6,068  Lincare Holdings, Inc. (b)               283,315
     9,627  Omnicare, Inc.                           267,534
     4,403  Owens & Minor, Inc.                      138,474
    11,424  Psychiatric Solutions, Inc. (b)          367,510
     7,761  Universal Health Services, Inc.,
               Class B                               288,088
     4,858  VCA Antech, Inc. (b)                     138,259
     9,138  WellCare Health Plans, Inc. (b)          261,621
                                                ------------
                                                   3,389,873
                                                ------------
            HEALTH CARE TECHNOLOGY -- 0.1%
       801  Cerner Corp. (b)                          68,013
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               4.1%
    11,013  Bob Evans Farms, Inc.                    340,632
    27,565  Boyd Gaming Corp. (b)                    350,076
    10,594  Brinker International, Inc.              196,201
     9,607  Burger King Holdings, Inc.               202,708
    12,580  Cheesecake Factory (The), Inc.
               (b)                                   341,799
     2,417  Chipotle Mexican Grill, Inc. (b)         326,077
     5,284  International Speedway Corp.,
               Class A                               161,479
     7,269  Life Time Fitness, Inc. (b)              267,208
     2,670  Panera Bread Co., Class A (b)            208,100
    27,233  Wendy's/Arby's Group, Inc.,
               Class A                               144,607
     1,624  WMS Industries, Inc. (b)                  81,232
                                                ------------
                                                   2,620,119
                                                ------------
            HOUSEHOLD DURABLES -- 1.0%
     6,534  American Greetings Corp., Class
               A                                     160,475
     2,504  Mohawk Industries, Inc. (b)              159,605
        93  NVR, Inc. (b)                             66,779
     4,235  Tupperware Brands Corp.                  216,281
                                                ------------
                                                     603,140
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.5%
     2,034  Church & Dwight Co., Inc.                140,855
     3,255  Energizer Holdings, Inc. (b)             198,880
                                                ------------
                                                     339,735
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES -- 0.4%
     7,148  Carlisle Cos., Inc.                 $    269,694
                                                ------------
            INSURANCE -- 7.4%
    11,965  American Financial Group, Inc.           352,130
     5,547  Arthur J. Gallagher & Co.                145,720
    15,197  Brown & Brown, Inc.                      306,068
     4,207  Everest Re Group Ltd.                    322,467
    18,376  Fidelity National Financial,
               Inc., Class A                         278,948
     8,048  First American Corp.                     278,219
     6,245  Hanover Insurance Group, Inc.            281,337
    12,334  HCC Insurance Holdings, Inc.             335,362
    18,083  Horace Mann Educators Corp.              311,208
     7,786  Mercury General Corp.                    350,292
    12,385  Protective Life Corp.                    298,107
     5,186  Reinsurance Group of America,
               Inc.                                  267,753
     5,718  StanCorp Financial Group, Inc.           257,081
     6,447  Transatlantic Holdings, Inc.             320,609
     9,709  Unitrin, Inc.                            283,988
    10,439  W. R. Berkley Corp.                      281,853
                                                ------------
                                                   4,671,142
                                                ------------
            INTERNET & CATALOG RETAIL -- 0.7%
     4,616  Netflix, Inc. (b)                        455,922
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.5%
     5,386  AOL, Inc. (b)                            125,817
     6,741  Digital River, Inc. (b)                  188,344
                                                ------------
                                                     314,161
                                                ------------
            IT SERVICES -- 1.9%
    11,386  Acxiom Corp. (b)                         217,245
     6,570  DST Systems, Inc.                        278,896
     9,183  Gartner, Inc. (b)                        221,127
     4,183  ManTech International Corp.,
               Class A (b)                           188,360
    13,099  SRA International, Inc., Class A
               (b)                                   302,325
                                                ------------
                                                   1,207,953
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.8%
    27,827  Affymetrix, Inc. (b)                     193,119
     1,973  Bio-Rad Laboratories, Inc.,
               Class A (b)                           220,364
     5,196  Charles River Laboratories
               International, Inc. (b)               173,962
     3,327  Covance, Inc. (b)                        190,105
       622  Mettler-Toledo International,
               Inc. (b)                               78,049


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
               (CONTINUED)
     8,600  Pharmaceutical Product
               Development, Inc.                $    236,500
     1,069  Techne Corp.                              70,821
                                                ------------
                                                   1,162,920
                                                ------------
            MACHINERY -- 3.8%
     5,694  AGCO Corp. (b)                           199,404
     5,159  Bucyrus International, Inc.              325,069
     7,671  Crane Co.                                275,696
     1,509  Donaldson Co., Inc.                       69,867
     7,557  Federal Signal Corp.                      60,909
     8,526  Harsco Corp.                             263,965
     4,114  IDEX Corp.                               138,230
     3,609  Joy Global, Inc.                         205,027
     2,005  Nordson Corp.                            143,999
     8,439  Oshkosh Corp. (b)                        325,914
     1,911  Pentair, Inc.                             69,102
     2,053  SPX Corp.                                143,464
     3,233  Wabtec Corp.                             153,826
                                                ------------
                                                   2,374,472
                                                ------------
            MEDIA -- 1.3%
     1,728  DreamWorks Animation SKG, Inc.,
               Class A (b)                            68,584
    15,882  Harte-Hanks, Inc.                        228,701
     3,146  John Wiley & Sons, Inc., Class A         132,982
     5,946  Lamar Advertising Co., Class A
               (b)                                   221,310
     7,295  Scholastic Corp.                         197,038
                                                ------------
                                                     848,615
                                                ------------
            METALS & MINING -- 0.5%
     4,521  Commercial Metals Co.                     67,272
     4,148  Reliance Steel & Aluminum Co.            202,464
     3,938  Worthington Industries, Inc.              62,890
                                                ------------
                                                     332,626
                                                ------------
            MULTILINE RETAIL -- 0.8%
    12,530  99 Cents Only Stores (b)                 194,466
     4,599  Dollar Tree, Inc. (b)                    279,251
                                                ------------
                                                     473,717
                                                ------------
            MULTI-UTILITIES -- 2.3%
     8,188  Alliant Energy Corp.                     280,030
    11,217  Black Hills Corp.                        368,927
     5,767  NSTAR                                    211,072
     6,994  OGE Energy Corp.                         289,412
    11,017  Vectren Corp.                            275,535
                                                ------------
                                                   1,424,976
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            OFFICE ELECTRONICS -- 0.1%
     2,300  Zebra Technologies Corp., Class
               A (b)                            $     66,815
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               2.9%
     5,960  Arch Coal, Inc.                          160,920
     2,293  Cimarex Energy Co.                       156,107
     4,282  Comstock Resources, Inc. (b)             137,281
     5,274  Forest Oil Corp. (b)                     154,528
     9,096  Mariner Energy, Inc. (b)                 217,212
     8,678  Overseas Shipholding Group, Inc.         434,421
    13,310  Patriot Coal Corp. (b)                   262,074
    10,735  Southern Union Co.                       280,506
                                                ------------
                                                   1,803,049
                                                ------------
            PERSONAL PRODUCTS -- 0.7%
     5,207  Alberto-Culver Co.                       149,962
     7,095  NBTY, Inc. (b)                           288,624
                                                ------------
                                                     438,586
                                                ------------
            PHARMACEUTICALS -- 1.8%
    14,370  Endo Pharmaceuticals Holdings,
               Inc. (b)                              314,703
     5,412  Medicis Pharmaceutical Corp.,
               Class A                               137,357
     5,798  Perrigo Co.                              353,852
     7,933  Valeant Pharmaceuticals
               International (b)                     356,985
                                                ------------
                                                   1,162,897
                                                ------------
            PROFESSIONAL SERVICES -- 0.9%
     2,561  Corporate Executive Board (The)
               Co.                                    70,325
    16,838  Navigant Consulting, Inc. (b)            216,874
     5,733  Towers Watson & Co., Class A             275,184
                                                ------------
                                                     562,383
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               3.3%
     2,014  Alexandria Real Estate Equities,
               Inc.                                  142,611
     1,904  BRE Properties, Inc.                      79,511
     3,393  Corporate Office Properties
               Trust                                 137,247
     3,604  Equity One, Inc.                          69,954
       935  Federal Realty Investment Trust           72,360
     8,528  Hospitality Properties Trust             225,907
     3,555  Macerich (The) Co.                       158,944
     3,493  OMEGA Healthcare Investors, Inc.          69,930
     3,886  Potlatch Corp.                           145,569
     5,994  Rayonier, Inc.                           293,586
     4,437  Realty Income Corp.                      145,489
     3,073  Senior Housing Properties Trust           69,081


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     4,756  SL Green Realty Corp.               $    295,680
     3,860  UDR, Inc.                                 78,397
     3,157  Weingarten Realty Investors               72,990
                                                ------------
                                                   2,057,256
                                                ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
     4,671  Jones Lang LaSalle, Inc.                 368,448
                                                ------------
            ROAD & RAIL -- 0.6%
     1,897  J.B. Hunt Transport Services,
               Inc.                                   69,923
     1,883  Kansas City Southern (b)                  76,356
     8,815  Werner Enterprises, Inc.                 197,632
                                                ------------
                                                     343,911
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.9%
     4,848  Cree, Inc. (b)                           354,922
     6,393  Fairchild Semiconductor
               International, Inc. (b)                71,729
     4,612  Intersil Corp., Class A                   68,627
    13,672  RF Micro Devices, Inc. (b)                76,837
                                                ------------
                                                     572,115
                                                ------------
            SOFTWARE -- 3.1%
     9,910  ACI Worldwide, Inc. (b)                  186,209
     1,521  Advent Software, Inc. (b)                 68,719
     1,579  ANSYS, Inc. (b)                           71,055
       928  FactSet Research Systems, Inc.            69,804
     8,060  Fair Isaac Corp.                         169,743
     5,070  Informatica Corp. (b)                    126,801
     5,660  Jack Henry & Associates, Inc.            144,443
     7,544  Parametric Technology Corp. (b)          140,243
    11,481  Quest Software, Inc. (b)                 201,262
     5,501  Rovi Corp. (b)                           214,429
     3,523  Solera Holdings, Inc.                    136,939
     1,460  Sybase, Inc. (b)                          63,335
    15,218  Synopsys, Inc. (b)                       345,601
                                                ------------
                                                   1,938,583
                                                ------------
            SPECIALTY RETAIL -- 6.9%
    15,315  Aaron's, Inc.                            345,660
     4,872  Advance Auto Parts, Inc.                 219,727
     7,085  Aeropostale, Inc. (b)                    205,748
     7,353  American Eagle Outfitters, Inc.          123,604
    16,445  AnnTaylor Stores Corp. (b)               356,856
    15,746  Barnes & Noble, Inc.                     347,042
     8,131  CarMax, Inc. (b)                         199,779
    14,164  Chico's FAS, Inc.                        210,902
    11,976  Collective Brands, Inc. (b)              280,837
    10,430  Dick's Sporting Goods, Inc. (b)          303,617


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
     9,053  Foot Locker, Inc.                        138,964
     5,797  Guess?, Inc.                             265,908
     5,933  J. Crew Group, Inc. (b)                  275,707
    10,652  PetSmart, Inc.                           352,262
    14,394  Rent-A-Center, Inc. (b)                  371,653
    12,949  Williams-Sonoma, Inc.                    372,931
                                                ------------
                                                   4,371,197
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.6%
     7,216  Fossil, Inc. (b)                         280,702
    12,236  Hanesbrands, Inc. (b)                    348,359
     5,935  Phillips-Van Heusen Corp.                373,964
     9,571  Timberland (The) Co., Class A (b)        205,777
     6,945  Under Armour, Inc., Class A (b)          234,394
     4,282  Warnaco Group (The), Inc. (b)            204,851
                                                ------------
                                                   1,648,047
                                                ------------
            THRIFTS & MORTGAGE FINANCE -- 0.4%
     4,788  First Niagara Financial Group,
               Inc.                                   66,553
     8,232  New York Community Bancorp, Inc.         135,581
     5,394  NewAlliance Bancshares, Inc.              70,284
                                                ------------
                                                     272,418
                                                ------------
            TOBACCO -- 0.5%
     6,461  Universal Corp.                          334,551
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.6%
    11,882  GATX Corp.                               387,828
                                                ------------
            WATER UTILITIES -- 0.2%
     7,750  Aqua America, Inc.                       142,058
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    10,057  Telephone and Data Systems, Inc.         348,576
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $57,669,716)                   63,254,695

            MONEY MARKET FUND -- 0.1%
    81,599  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $81,599)                          81,599
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           63,336,294
              (Cost $57,751,315) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (24,978)
                                                ------------
            NET ASSETS -- 100.0%                $ 63,311,316
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,984,956 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $399,977.


----------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                  LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------------
Common Stocks*            $63,254,695       $ --        $ --
Money Market Fund              81,599         --          --
                          ---------------------------------------
TOTAL INVESTMENTS         $63,336,294       $ --        $ --
                          =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.5%
     4,626  AAR Corp. (b)                       $    112,782
       767  American Science & Engineering,
               Inc.                                   57,640
     5,863  Applied Signal Technology, Inc.          109,580
     5,061  Ceradyne, Inc. (b)                       112,354
     2,393  Cubic Corp.                               89,283
     3,299  Curtiss-Wright Corp.                     117,675
     2,904  Esterline Technologies Corp. (b)         161,985
    14,950  GenCorp, Inc. (b)                         92,989
     3,242  Moog, Inc., Class A (b)                  120,505
     6,039  Orbital Sciences Corp. (b)               110,997
     2,030  Stanley, Inc. (b)                         64,209
     2,783  Teledyne Technologies, Inc. (b)          121,339
     2,047  Triumph Group, Inc.                      158,765
                                                ------------
                                                   1,430,103
                                                ------------
            AIR FREIGHT & LOGISTICS -- 0.2%
     1,091  Forward Air Corp.                         30,570
     2,051  Hub Group, Inc., Class A (b)              65,652
                                                ------------
                                                      96,222
                                                ------------
            AIRLINES -- 0.6%
     1,984  Allegiant Travel Co. (b)                 102,037
    10,051  SkyWest, Inc.                            150,564
                                                ------------
                                                     252,601
                                                ------------
            AUTO COMPONENTS -- 0.7%
    25,629  Spartan Motors, Inc.                     158,131
    11,573  Standard Motor Products, Inc.            123,368
                                                ------------
                                                     281,499
                                                ------------
            AUTOMOBILES -- 0.1%
     1,964  Winnebago Industries, Inc. (b)            32,661
                                                ------------
            BEVERAGES -- 0.3%
     2,197  Boston Beer (The) Co., Inc.,
               Class A (b)                           125,251
                                                ------------
            BIOTECHNOLOGY -- 1.3%
    14,950  ArQule, Inc. (b)                          95,232
     3,820  Cubist Pharmaceuticals, Inc. (b)          85,644
     5,129  Emergent Biosolutions, Inc. (b)           83,500
     6,375  Martek Biosciences Corp. (b)             140,441
     4,334  Regeneron Pharmaceuticals, Inc.
               (b)                                   110,647
                                                ------------
                                                     515,464
                                                ------------
            BUILDING PRODUCTS -- 1.4%
     1,268  AAON, Inc.                                30,610
     2,185  A. O. Smith Corp.                        112,812
     9,077  Apogee Enterprises, Inc.                 124,718
     9,215  Griffon Corp. (b)                        129,931
     1,737  Quanex Building Products Corp.            33,003
     2,980  Universal Forest Products, Inc.          125,309
                                                ------------
                                                     556,383
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CAPITAL MARKETS -- 0.9%
     8,598  Investment Technology Group,
               Inc. (b)                         $    149,347
     5,457  LaBranche & Co., Inc. (b)                 26,957
     2,849  Piper Jaffray Cos. (b)                   112,137
     7,469  SWS Group, Inc.                           82,682
                                                ------------
                                                     371,123
                                                ------------
            CHEMICALS -- 2.5%
     2,346  A. Schulman, Inc.                         61,020
     2,503  Arch Chemicals, Inc.                      85,127
     2,330  Balchem Corp.                             60,440
     3,354  Calgon Carbon Corp. (b)                   51,987
     4,947  H.B. Fuller Co.                          116,007
       558  NewMarket Corp.                           61,380
       847  OM Group, Inc. (b)                        31,974
    14,016  PolyOne Corp. (b)                        158,521
     3,177  Quaker Chemical Corp.                     99,980
     2,569  Stepan Co.                               194,602
     5,248  Zep, Inc.                                 96,773
                                                ------------
                                                   1,017,811
                                                ------------
            COMMERCIAL BANKS -- 3.8%
     2,446  Bank of the Ozarks, Inc.                  94,098
     7,788  Boston Private Financial
               Holdings, Inc.                         61,759
     1,675  City Holding Co.                          58,692
     3,780  Community Bank System, Inc.               93,252
     4,944  East West Bancorp, Inc.                   96,853
     4,277  First Commonwealth Financial
               Corp.                                  28,014
     8,068  First Financial Bancorp                  154,179
     2,119  First Midwest Bancorp, Inc.               32,209
     1,885  Glacier Bancorp, Inc.                     34,854
       687  Hancock Holding Co.                       28,084
     1,085  Home Bancshares, Inc.                     30,510
     1,164  Independent Bank Corp.                    30,194
     3,276  Nara Bancorp, Inc. (b)                    29,484
     2,513  NBT Bancorp, Inc.                         61,493
     2,402  Old National Bancorp                      32,211
     1,899  Pinnacle Financial Partners,
               Inc. (b)                               29,017
     2,096  PrivateBancorp, Inc.                      30,015
     1,374  S&T Bancorp, Inc.                         33,045
     2,323  Signature Bank (b)                        93,803
     2,082  Simmons First National Corp.,
               Class A                                58,462
     2,856  Sterling Bancorp                          30,588
     5,143  Sterling Bancshares, Inc.                 30,241
     5,852  Susquehanna Bancshares, Inc.              63,787
     1,573  Tompkins Financial Corp.                  63,895
     1,414  UMB Financial Corp.                       59,558
     1,094  United Bankshares, Inc.                   31,770
     2,081  Whitney Holding Corp.                     28,510


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     2,603  Wilshire Bancorp, Inc.              $     28,268
     3,086  Wintrust Financial Corp.                 115,108
                                                ------------
                                                   1,561,953
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.9%
     4,061  ABM Industries, Inc.                      87,271
     5,018  ATC Technology Corp. (b)                 102,568
     3,465  Consolidated Graphics, Inc. (b)          145,218
     5,793  Geo Group (The), Inc. (b)                122,696
     3,846  Healthcare Services Group, Inc.           82,650
     7,412  Mobile Mini, Inc. (b)                    123,187
     1,257  Sykes Enterprises, Inc. (b)               28,572
     1,464  United Stationers, Inc. (b)               89,626
                                                ------------
                                                     781,788
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 2.6%
     9,559  Arris Group, Inc. (b)                    117,480
     4,665  Black Box Corp.                          145,501
     3,698  Blue Coat Systems, Inc. (b)              120,296
     2,692  Comtech Telecommunications Corp.
               (b)                                    84,098
     5,396  Digi International, Inc. (b)              57,791
     8,646  EMS Technologies, Inc. (b)               137,385
     4,400  NETGEAR, Inc. (b)                        119,064
     4,645  PC-Tel, Inc. (b)                          30,239
    14,770  Symmetricom, Inc. (b)                     97,925
     3,161  Tekelec (b)                               57,309
     2,488  ViaSat, Inc. (b)                          88,200
                                                ------------
                                                   1,055,288
                                                ------------
            COMPUTERS & PERIPHERALS -- 0.3%
     2,077  Intevac, Inc. (b)                         28,912
     3,533  Stratasys, Inc. (b)                       84,227
                                                ------------
                                                     113,139
                                                ------------
            CONSTRUCTION & ENGINEERING -- 1.2%
     9,192  Comfort Systems USA, Inc.                129,423
    16,364  Dycom Industries, Inc. (b)               173,786
     5,827  EMCOR Group, Inc. (b)                    166,419
     1,079  Insituform Technologies, Inc.,
               Class A (b)                            25,864
                                                ------------
                                                     495,492
                                                ------------
            CONSTRUCTION MATERIALS -- 0.2%
     1,081  Eagle Materials, Inc.                     34,451
       840  Texas Industries, Inc.                    31,786
                                                ------------
                                                      66,237
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CONSUMER FINANCE -- 1.4%
     3,635  Cash America International, Inc.    $    134,713
     6,967  EZCORP, Inc., Class A (b)                144,287
     2,662  First Cash Financial Services,
               Inc. (b)                               58,724
     8,567  Rewards Network, Inc.                    111,542
     3,182  World Acceptance Corp. (b)               112,261
                                                ------------
                                                     561,527
                                                ------------
            CONTAINERS & PACKAGING -- 0.5%
     2,738  Myers Industries, Inc.                    29,735
     3,150  Rock-Tenn Co., Class A                   162,540
                                                ------------
                                                     192,275
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               1.5%
     1,849  American Public Education, Inc.
               (b)                                    78,305
     1,236  Capella Education Co. (b)                112,006
     1,767  Coinstar, Inc. (b)                        78,384
     3,915  Hillenbrand, Inc.                         96,231
     3,033  Pre-Paid Legal Services, Inc. (b)        134,878
     5,032  Universal Technical Institute,
               Inc. (b)                              120,567
                                                ------------
                                                     620,371
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.3%
     2,093  Portfolio Recovery Associates,
               Inc. (b)                              139,122
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.4%
    19,899  General Communication, Inc.,
               Class A (b)                           122,379
     3,437  Iowa Telecommunications
               Services, Inc.                         57,879
                                                ------------
                                                     180,258
                                                ------------
            ELECTRIC UTILITIES -- 1.6%
     3,429  ALLETE, Inc.                             125,056
     7,115  Central Vermont Public Service
               Corp.                                 155,178
     6,967  El Paso Electric Co. (b)                 148,049
     4,175  UIL Holdings Corp.                       121,200
     3,653  Unisource Energy Corp.                   121,718
                                                ------------
                                                     671,201
                                                ------------
            ELECTRICAL EQUIPMENT --1.8%
     1,359  Acuity Brands, Inc.                       61,441
     3,069  Baldor Electric Co.                      117,880
     3,135  Belden, Inc.                              86,087
     2,767  Brady Corp., Class A                      95,074
     1,380  Encore Wire Corp.                         30,650


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
       848  II-VI, Inc. (b)                     $     30,409
     4,412  Powell Industries, Inc. (b)              148,155
    10,392  Vicor Corp. (b)                          157,127
                                                ------------
                                                     726,823
                                                ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 3.9%
     1,226  Anixter International, Inc. (b)           64,242
     5,535  Benchmark Electronics, Inc. (b)          119,777
     3,812  Brightpoint, Inc. (b)                     30,839
     2,594  Checkpoint Systems, Inc. (b)              58,598
     3,766  Daktronics, Inc.                          31,559
       843  DTS, Inc. (b)                             28,021
     2,229  FARO Technologies, Inc. (b)               56,193
    13,867  Gerber Scientific, Inc. (b)               99,842
     7,995  Insight Enterprises, Inc. (b)            120,165
    13,048  Keithley Instruments, Inc.               111,039
     3,021  Littelfuse, Inc. (b)                     127,577
    10,460  Mercury Computer Systems, Inc.
               (b)                                   134,516
     8,699  Methode Electronics, Inc.                 96,559
     9,185  Newport Corp. (b)                        108,659
     1,998  Park Electrochemical Corp.                60,360
     3,186  Plexus Corp. (b)                         118,041
     2,993  ScanSource, Inc. (b)                      83,385
     4,856  SYNNEX Corp. (b)                         133,152
                                                ------------
                                                   1,582,524
                                                ------------
            ENERGY EQUIPMENT & SERVICES --
               2.7%
     3,804  Bristow Group, Inc. (b)                  147,253
       460  CARBO Ceramics, Inc.                      33,695
       943  Dril-Quip, Inc. (b)                       54,628
     2,640  Gulf Island Fabrication, Inc.             63,281
     5,833  ION Geophysical Corp. (b)                 35,056
       725  Lufkin Industries, Inc.                   61,719
     8,004  Matrix Service Co. (b)                    85,083
     1,899  Oil States International, Inc.
               (b)                                    91,741
    16,308  Pioneer Drilling Co. (b)                 119,701
     1,779  SEACOR Holdings, Inc. (b)                149,738
     4,568  Seahawk Drilling, Inc. (b)                76,103
     4,291  Superior Well Services, Inc. (b)          62,219
     9,396  TETRA Technologies, Inc. (b)             115,477
                                                ------------
                                                   1,095,694
                                                ------------
            FOOD & STAPLES RETAILING -- 1.4%
     3,429  Andersons (The), Inc.                    123,924
     3,657  Casey's General Stores, Inc.             141,270
     2,559  Nash Finch Co.                            89,616
     9,952  Spartan Stores, Inc.                     150,176


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            FOOD & STAPLES RETAILING
               (CONTINUED)
     2,041  United Natural Foods, Inc. (b)      $     62,638
                                                ------------
                                                     567,624
                                                ------------
            FOOD PRODUCTS -- 1.7%
     1,573  Calavo Growers, Inc.                      27,276
     1,693  Cal-Maine Foods, Inc.                     56,512
     6,406  Darling International, Inc. (b)           60,793
     2,731  Diamond Foods, Inc.                      116,641
     1,654  Hain Celestial Group (The), Inc.
               (b)                                    32,716
     1,981  J & J Snack Foods Corp.                   92,295
     3,723  Lance, Inc.                               86,299
     2,677  Sanderson Farms, Inc.                    151,706
     1,962  TreeHouse Foods, Inc. (b)                 82,973
                                                ------------
                                                     707,211
                                                ------------
            GAS UTILITIES -- 1.3%
     3,404  Laclede Group (The), Inc.                116,008
     1,849  Northwest Natural Gas Co.                 87,624
     4,164  Piedmont Natural Gas Co., Inc.           114,510
     1,368  South Jersey Industries, Inc.             61,711
     4,797  Southwest Gas Corp.                      149,187
                                                ------------
                                                     529,040
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 4.1%
     1,055  Abaxis, Inc. (b)                          27,335
     4,452  Align Technology, Inc. (b)                75,595
     1,544  American Medical Systems
               Holdings, Inc. (b)                     27,669
       671  Analogic Corp.                            32,087
     4,337  Cantel Medical Corp.                      86,567
     2,410  CONMED Corp. (b)                          53,598
     1,476  Cooper (The) Cos., Inc.                   57,402
    13,309  CryoLife, Inc. (b)                        81,318
     1,498  Cyberonics, Inc. (b)                      29,256
     2,709  Greatbatch, Inc. (b)                      60,519
     1,506  Haemonetics Corp. (b)                     87,137
     3,333  ICU Medical, Inc. (b)                    118,688
     2,619  Integra LifeSciences Holdings (b)        118,981
     4,326  Invacare Corp.                           114,336
     1,409  Meridian Bioscience, Inc.                 28,166
     7,529  Merit Medical Systems, Inc. (b)          121,744
     1,804  Natus Medical, Inc. (b)                   30,740
     2,287  Neogen Corp. (b)                          60,125
     7,323  Osteotech, Inc. (b)                       31,123
    14,294  Symmetry Medical, Inc. (b)               165,239
    86,455  Theragenics Corp. (b)                    133,141
     2,052  West Pharmaceutical Services,
               Inc.                                   85,876


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
     2,179  Zoll Medical Corp. (b)              $     66,568
                                                ------------
                                                   1,693,210
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 7.4%
     2,532  Air Methods Corp. (b)                     83,759
     3,045  Almost Family, Inc. (b)                  128,986
     2,600  Amedisys, Inc. (b)                       149,708
     4,318  AMERIGROUP Corp. (b)                     156,484
     6,647  AmSurg Corp. (b)                         137,726
     5,222  Bio-Reference Laboratories, Inc.
               (b)                                   122,195
     3,469  Catalyst Health Solutions, Inc. (b)      146,773
     4,776  Centene Corp. (b)                        109,370
     1,584  Chemed Corp.                              87,136
     2,408  CorVel Corp. (b)                          80,186
     5,678  Cross Country Healthcare, Inc. (b)        56,894
     5,075  Gentiva Health Services, Inc. (b)        145,551
     4,737  Hanger Orthopedic Group, Inc. (b)         88,298
     8,155  Healthspring, Inc. (b)                   143,528
     1,785  Healthways, Inc. (b)                      29,078
     1,125  HMS Holdings Corp. (b)                    60,187
     6,390  inVentiv Health, Inc. (b)                147,162
     2,453  IPC The Hospitalist Co. (b)               76,141
       441  Landauer, Inc.                            30,054
     1,712  LHC Group, Inc. (b)                       58,379
     3,301  Magellan Health Services, Inc. (b)       139,335
       987  MEDNAX, Inc. (b)                          54,226
     4,562  Molina Healthcare, Inc. (b)              133,073
     2,131  MWI Veterinary Supply, Inc. (b)           89,395
     7,925  Odyssey HealthCare, Inc. (b)             165,078
     7,876  PharMerica Corp. (b)                     152,007
     3,663  PSS World Medical, Inc. (b)               85,824
     3,157  RehabCare Group, Inc. (b)                 90,038
     4,787  Res-Care, Inc. (b)                        55,721
                                                ------------
                                                   3,002,292
                                                ------------
            HEALTH CARE TECHNOLOGY -- 0.3%
     2,887  Eclipsys Corp. (b)                        59,703
     4,091  Omnicell, Inc. (b)                        54,615
                                                ------------
                                                     114,318
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               7.0%
       377  Biglari Holdings, Inc. (b)               147,501
     6,159  BJ's Restaurants, Inc. (b)               148,617
     1,791  Buffalo Wild Wings, Inc. (b)              74,040
     5,129  California Pizza Kitchen, Inc. (b)       105,144
     3,013  CEC Entertainment, Inc. (b)              117,657
     7,779  CKE Restaurants, Inc.                     95,993


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     3,094  Cracker Barrel Old Country
               Store, Inc.                      $    152,751
     3,631  DineEquity, Inc. (b)                     149,343
     5,914  Interval Leisure Group, Inc. (b)          87,468
     4,875  Jack in the Box, Inc. (b)                114,660
     8,009  Landry's Restaurants, Inc. (b)           184,928
     8,838  Marcus (The) Corp.                       113,568
    16,806  Monarch Casino & Resort, Inc. (b)        195,286
    22,079  Multimedia Games, Inc. (b)               100,901
    12,843  O'Charley's, Inc. (b)                    122,651
     3,252  P.F. Chang's China Bistro, Inc. (b)      141,917
     4,466  Papa John's International, Inc. (b)      122,368
     2,895  Peet's Coffee & Tea, Inc. (b)            114,700
     5,893  Pinnacle Entertainment, Inc. (b)          79,732
     5,873  Red Robin Gourmet Burgers, Inc.
               (b)                                   143,360
    10,863  Ruby Tuesday, Inc. (b)                   121,557
    10,832  Ruth's Hospitality Group, Inc. (b)        58,818
     3,505  Shuffle Master, Inc. (b)                  33,648
     8,265  Texas Roadhouse, Inc. (b)                122,157
                                                ------------
                                                   2,848,765
                                                ------------
            HOUSEHOLD DURABLES -- 1.5%
     1,837  Blyth, Inc.                              105,884
    16,592  Kid Brands, Inc. (b)                     165,422
    11,444  La-Z-Boy, Inc. (b)                       149,230
       965  National Presto Industries, Inc.         108,051
     6,349  Standard Pacific Corp. (b)                40,697
     1,285  Universal Electronics, Inc. (b)           27,268
                                                ------------
                                                     596,552
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.5%
    15,668  Central Garden & Pet Co., Class
               A (b)                                 161,850
     1,748  WD-40 Co.                                 61,582
                                                ------------
                                                     223,432
                                                ------------
            INDUSTRIAL CONGLOMERATES -- 0.2%
     1,114  Standex International Corp.               26,591
     3,361  Tredegar Corp.                            57,339
                                                ------------
                                                      83,930
                                                ------------
            INSURANCE -- 3.6%
     4,493  American Physicians Capital, Inc.        150,246
     8,767  AMERISAFE, Inc. (b)                      149,916
     4,563  Delphi Financial Group, Inc.,
               Class A                               125,482
     7,731  Employers Holdings, Inc.                 127,407
     3,158  Infinity Property & Casualty
               Corp.                                 145,679


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     3,650  Navigators Group (The), Inc. (b)    $    146,475
     5,758  Presidential Life Corp.                   67,829
     2,452  ProAssurance Corp. (b)                   149,449
     1,510  RLI Corp.                                 87,580
     3,810  Safety Insurance Group, Inc.             142,075
     6,916  Selective Insurance Group                115,566
     1,595  United Fire & Casualty Co.                36,478
       749  Zenith National Insurance Corp.           28,327
                                                ------------
                                                   1,472,509
                                                ------------
            INTERNET & CATALOG RETAIL -- 0.6%
     4,874  HSN, Inc. (b)                            146,854
     3,883  PetMed Express, Inc.                      85,969
                                                ------------
                                                     232,823
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.9%
     5,195  InfoSpace, Inc. (b)                       54,392
    10,187  Perficient, Inc. (b)                     127,032
     2,843  Stamps.com, Inc. (b)                      30,136
    19,187  United Online, Inc.                      152,920
                                                ------------
                                                     364,480
                                                ------------
            IT SERVICES -- 2.0%
     2,938  CACI International, Inc., Class
               A (b)                                 139,349
    38,373  CIBER, Inc. (b)                          152,341
     4,109  CSG Systems International, Inc.
               (b)                                    93,357
       955  Forrester Research, Inc. (b)              30,665
     8,942  Integral Systems, Inc. (b)                77,974
     1,885  MAXIMUS, Inc.                            116,700
     1,899  NCI, Inc., Class A (b)                    53,951
    20,650  StarTek, Inc. (b)                        140,007
                                                ------------
                                                     804,344
                                                ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.3%
     7,936  Arctic Cat, Inc. (b)                     117,056
     6,509  Callaway Golf Co.                         61,119
     1,683  Polaris Industries, Inc.                  99,583
     9,586  RC2 Corp. (b)                            176,095
     4,787  Sturm, Ruger & Co., Inc.                  79,895
                                                ------------
                                                     533,748
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.2%
    35,436  Cambrex Corp. (b)                        155,564
       384  Dionex Corp. (b)                          31,323
     4,768  Enzo Biochem, Inc. (b)                    28,465
     8,209  Kendle International, Inc. (b)           135,859


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            LIFE SCIENCES TOOLS & SERVICES
               (CONTINUED)
     6,157  PAREXEL International Corp. (b)     $    145,182
                                                ------------
                                                     496,393
                                                ------------
            MACHINERY -- 2.6%
     1,468  Actuant Corp., Class A                    33,661
       991  Astec Industries, Inc. (b)                32,822
     1,491  Badger Meter, Inc.                        61,668
     4,426  Barnes Group, Inc.                        92,061
     4,416  Briggs & Stratton Corp.                  104,836
     2,592  CIRCOR International, Inc.                89,320
     1,664  CLARCOR, Inc.                             62,932
     2,707  ESCO Technologies, Inc.                   83,511
     1,303  Gardner Denver, Inc.                      65,528
     3,273  John Bean Technologies Corp.              60,125
     1,527  Kaydon Corp.                              63,569
       693  Lindsay Corp.                             26,355
     3,657  Lydall, Inc. (b)                          29,475
     1,072  Mueller Industries, Inc.                  31,785
     2,409  Robbins & Myers, Inc.                     62,417
     1,751  Toro (The) Co.                            99,702
     1,849  Watts Water Technologies, Inc.,
               Class A                                65,603
                                                ------------
                                                   1,065,370
                                                ------------
            MEDIA -- 0.3%
     4,306  Arbitron, Inc.                           132,668
                                                ------------
            METALS & MINING -- 0.4%
     1,055  AMCOL International Corp.                 30,321
     2,544  Brush Engineered Materials, Inc.
               (b)                                    75,633
     1,893  RTI International Metals, Inc. (b)        51,205
                                                ------------
                                                     157,159
                                                ------------
            MULTILINE RETAIL -- 0.5%
     9,583  Fred's, Inc., Class A                    133,108
    13,066  Tuesday Morning Corp. (b)                 73,823
                                                ------------
                                                     206,931
                                                ------------
            MULTI-UTILITIES -- 0.7%
     6,930  Avista Corp.                             149,896
     2,812  CH Energy Group, Inc.                    116,473
                                                ------------
                                                     266,369
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               1.2%
     2,058  Holly Corp.                               55,566
     3,515  Penn Virginia Corp.                       89,668
     4,955  Petroleum Development Corp. (b)          115,997
     3,235  Stone Energy Corp. (b)                    52,730
     2,801  Swift Energy Co. (b)                     101,340


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     3,233  World Fuel Services Corp.           $     91,914
                                                ------------
                                                     507,215
                                                ------------
            PAPER & FOREST PRODUCTS -- 1.4%
    10,971  Buckeye Technologies, Inc. (b)           154,911
     2,914  Clearwater Paper Corp. (b)               185,564
     3,625  Neenah Paper, Inc.                        63,437
       603  Schweitzer-Mauduit International,
               Inc.                                   34,323
    13,445  Wausau Paper Corp. (b)                   118,988
                                                ------------
                                                     557,223
                                                ------------
            PHARMACEUTICALS -- 0.7%
     4,629  Par Pharmaceutical Cos., Inc. (b)        125,631
     3,852  Salix Pharmaceuticals Ltd. (b)           154,850
                                                ------------
                                                     280,481
                                                ------------
            PROFESSIONAL SERVICES -- 0.8%
     1,345  Administaff, Inc.                         29,778
    12,077  On Assignment, Inc. (b)                   84,901
     6,319  School Specialty, Inc. (b)               148,244
     7,167  SFN Group, Inc. (b)                       61,278
                                                ------------
                                                     324,201
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               2.7%
     1,608  Acadia Realty Trust                       30,681
     5,205  BioMed Realty Trust, Inc.                 96,345
     3,629  Cedar Shopping Centers, Inc.              28,887
     2,228  Colonial Properties Trust                 35,136
     8,518  DiamondRock Hospitality Co. (b)           93,613
     1,395  Entertainment Properties Trust            60,989
     6,791  Extra Space Storage, Inc.                102,001
     3,977  Franklin Street Properties Corp.          58,621
     2,465  Healthcare Realty Trust, Inc.             59,505
       931  Kilroy Realty Corp.                       32,641
    12,136  Kite Realty Group Trust                   65,777
     2,464  LaSalle Hotel Properties                  64,926
     2,122  LTC Properties, Inc.                      59,204
     8,217  Medical Properties Trust, Inc.            82,581
     1,109  Mid-America Apartment
               Communities, Inc.                      61,294
     1,258  National Retail Properties, Inc.          29,601
     1,529  Parkway Properties, Inc.                  30,121
       538  PS Business Parks, Inc.                   32,280
       823  Sovran Self Storage, Inc.                 30,360
       665  Tanger Factory Outlet Centers,
               Inc.                                   27,664


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     1,815  Urstadt Biddle Properties, Inc.,
               Class A                          $     30,601
                                                ------------
                                                   1,112,828
                                                ------------
            ROAD & RAIL -- 0.5%
     3,479  Heartland Express, Inc.                   57,543
     2,723  Knight Transportation, Inc.               57,973
     2,579  Old Dominion Freight Line, Inc.
               (b)                                    92,534
                                                ------------
                                                     208,050
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.2%
     2,072  Actel Corp. (b)                           32,157
     1,734  Advanced Energy Industries, Inc.
               (b)                                    25,524
     1,518  Cabot Microelectronics Corp. (b)          58,230
     2,496  Cypress Semiconductor Corp. (b)           32,173
     3,844  Diodes, Inc. (b)                          82,531
     6,893  DSP Group, Inc. (b)                       56,316
     2,505  FEI Co. (b)                               56,363
    19,795  Kulicke & Soffa Industries, Inc.
               (b)                                   162,319
     5,385  Micrel, Inc.                              62,843
     6,698  Rudolph Technologies, Inc. (b)            63,832
     3,681  Skyworks Solutions, Inc. (b)              61,988
    12,302  TriQuint Semiconductor, Inc. (b)          92,757
     2,640  Veeco Instruments, Inc. (b)              116,134
                                                ------------
                                                     903,167
                                                ------------
            SOFTWARE -- 2.9%
     2,279  Blackbaud, Inc.                           52,531
     1,345  CommVault Systems, Inc. (b)               28,178
       699  Concur Technologies, Inc. (b)             29,295
    12,010  Epicor Software Corp. (b)                110,252
     9,238  EPIQ Systems, Inc. (b)                   111,318
     1,535  Interactive Intelligence, Inc. (b)        30,347
     3,095  JDA Software Group, Inc. (b)              89,445
     1,941  NetScout Systems, Inc. (b)                28,183
     8,914  Phoenix Technologies Ltd. (b)             26,653
     2,739  Progress Software Corp. (b)               88,333
    10,057  Radiant Systems, Inc. (b)                141,502
     6,127  Sonic Solutions, Inc. (b)                 76,894
     3,324  Taleo Corp., Class A (b)                  86,357
    20,473  THQ, Inc. (b)                            155,595
     5,042  Websense, Inc. (b)                       114,806
                                                ------------
                                                   1,169,689
                                                ------------
            SPECIALTY RETAIL -- 7.3%
     5,657  Big 5 Sporting Goods Corp.                95,886
     1,562  Buckle (The), Inc.                        56,513


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     6,565  Cabela's, Inc. (b)                  $    119,220
     5,354  Cato (The) Corp., Class A                127,157
     2,578  Children's Place Retail Stores
               (The), Inc. (b)                       118,124
     5,487  Dress Barn (The), Inc. (b)               151,880
     1,760  Finish Line (The), Inc., Class A          28,354
     3,702  Genesco, Inc. (b)                        123,240
     3,604  Group 1 Automotive, Inc. (b)             111,904
     1,669  Gymboree (The) Corp. (b)                  81,998
     3,366  Hibbett Sports, Inc. (b)                  92,565
    22,079  Hot Topic, Inc.                          168,684
     3,419  Jo-Ann Stores, Inc. (b)                  150,846
     2,625  Jos. A. Bank Clothiers, Inc. (b)         159,758
    22,425  Lithia Motors, Inc., Class A (b)         178,951
     3,230  Lumber Liquidators Holdings,
               Inc. (b)                               98,386
     5,996  Men's Wearhouse (The), Inc.              141,685
    10,178  Midas, Inc. (b)                          117,149
     1,604  Monro Muffler Brake, Inc.                 57,519
     8,740  OfficeMax, Inc. (b)                      166,060
     8,567  Pep Boys-Manny, Moe & Jack (The)         107,345
    10,438  Sonic Automotive, Inc., Class A
               (b)                                   111,478
     9,326  Stage Stores, Inc.                       142,222
     3,179  Stein Mart, Inc. (b)                      30,137
     1,978  Tractor Supply Co.                       132,862
     5,604  Zumiez, Inc. (b)                         104,010
                                                ------------
                                                   2,973,933
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 3.3%
     2,856  Carter's, Inc. (b)                        92,020
    16,364  CROCS, Inc. (b)                          158,076
     1,041  Deckers Outdoor Corp. (b)                146,344
     5,607  Iconix Brand Group, Inc. (b)              96,777
     6,569  Maidenform Brands, Inc. (b)              149,905
     4,235  Oxford Industries, Inc.                   91,434
    12,136  Quiksilver, Inc. (b)                      64,685
     3,952  Skechers U.S.A., Inc., Class A
               (b)                                   151,559
     3,782  True Religion Apparel, Inc. (b)          118,187
     2,787  UniFirst Corp.                           136,201
     2,941  Volcom, Inc. (b)                          70,113
     1,970  Wolverine World Wide, Inc.                60,302
                                                ------------
                                                   1,335,603
                                                ------------
            THRIFTS & MORTGAGE FINANCE -- 0.4%
    13,247  Bank Mutual Corp.                         94,318
     2,698  Brookline Bancorp, Inc.                   29,651
     2,273  Dime Community Bancshares, Inc.           28,981


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
     4,652  TrustCo Bank Corp. NY               $     30,936
                                                ------------
                                                     183,886
                                                ------------
            TOBACCO -- 0.3%
    28,196  Alliance One International, Inc.
               (b)                                   143,518
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.6%
     1,154  Applied Industrial Technologies,
               Inc.                                   35,520
     2,294  Kaman Corp.                               62,879
     1,856  Lawson Products, Inc.                     30,160
     2,018  Watsco, Inc.                             119,506
                                                ------------
                                                     248,065
                                                ------------
            WATER UTILITIES -- 0.2%
     2,482  American States Water Co.                 92,628
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.4%
    11,327  USA Mobility, Inc.                       157,898
                                                ------------
            TOTAL COMMON STOCKS -- 100.0%
             (Cost $36,695,405)                   40,820,363

            MONEY MARKET FUND -- 0.0%
    11,123  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $11,123)                          11,123
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           40,831,486
              (Cost $36,706,528) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                         22
                                                ------------
            NET ASSETS -- 100.0%                $ 40,831,508
                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,451,191 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $326,233.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2      LEVEL 3
---------------------------------------------------------------
Common Stocks*          $40,820,363       $ --        $ --
Money Market Fund            11,123         --          --
                        ---------------------------------------
TOTAL INVESTMENTS       $40,831,486       $ --        $ --
                        =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.2%
     3,337  L-3 Communications Holdings,
               Inc.                             $    312,243
     1,837  Lockheed Martin Corp.                    155,943
     4,663  Northrop Grumman Corp.                   316,291
     5,353  Raytheon Co.                             312,080
                                                ------------
                                                   1,096,557
                                                ------------
            AIRLINES -- 0.2%
     5,647  Southwest Airlines Co.                    74,427
                                                ------------
            BEVERAGES -- 0.8%
     9,086  Molson Coors Brewing Co., Class
               B                                     403,055
                                                ------------
            BIOTECHNOLOGY -- 1.5%
     5,116  Amgen, Inc. (b)                          293,454
     4,511  Cephalon, Inc. (b)                       289,606
     2,949  Genzyme Corp. (b)                        157,005
                                                ------------
                                                     740,065
                                                ------------
            CAPITAL MARKETS -- 1.3%
       672  Franklin Resources, Inc.                  77,710
     1,790  Goldman Sachs Group (The), Inc.          259,908
     5,219  Morgan Stanley                           157,718
     1,351  Northern Trust Corp.                      74,278
     1,653  State Street Corp.                        71,906
                                                ------------
                                                     641,520
                                                ------------
            CHEMICALS -- 0.8%
     2,067  Air Products and Chemicals, Inc.         158,704
     2,525  Dow Chemical (The) Co.                    77,846
     1,173  Eastman Chemical Co.                      78,497
     1,102  Sherwin-Williams (The) Co.                86,033
                                                ------------
                                                     401,080
                                                ------------
            COMMERCIAL BANKS -- 1.2%
     5,493  Fifth Third Bancorp                       81,901
       940  M&T Bank Corp.                            82,109
     3,751  PNC Financial Services Group,
               Inc.                                  252,105
     4,913  Wells Fargo & Co.                        162,669
                                                ------------
                                                     578,784
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.3%
     7,973  Cintas Corp.                             217,264
     5,579  Iron Mountain, Inc.                      140,312
     3,054  Pitney Bowes, Inc.                        77,572
     7,160  R.R. Donnelley & Sons Co.                153,869
    10,535  Republic Services, Inc.                  326,901
     6,505  Waste Management, Inc.                   225,593
                                                ------------
                                                   1,141,511
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT -- 0.4%
    20,195  Tellabs, Inc.                       $    183,371
                                                ------------
            COMPUTERS & PERIPHERALS -- 0.9%
     4,214  Hewlett-Packard Co.                      219,002
     6,207  Lexmark International, Inc.,
               Class A (b)                           229,969
                                                ------------
                                                     448,971
                                                ------------
            CONSTRUCTION & ENGINEERING -- 1.7%
     6,574  Fluor Corp.                              347,370
     4,956  Jacobs Engineering Group, Inc.
               (b)                                   238,978
    11,690  Quanta Services, Inc. (b)                235,320
                                                ------------
                                                     821,668
                                                ------------
            CONSTRUCTION MATERIALS -- 0.2%
     1,581  Vulcan Materials Co.                      90,560
                                                ------------
            CONSUMER FINANCE -- 1.1%
     1,803  Capital One Financial Corp.               78,268
    25,649  Discover Financial Services              396,534
     5,963  SLM Corp. (b)                             72,987
                                                ------------
                                                     547,789
                                                ------------
            CONTAINERS & PACKAGING -- 2.0%
     4,195  Ball Corp.                               223,216
     7,799  Bemis Co., Inc.                          237,168
     8,895  Pactiv Corp. (b)                         226,022
    14,503  Sealed Air Corp.                         311,814
                                                ------------
                                                     998,220
                                                ------------
            DISTRIBUTORS -- 0.3%
     3,619  Genuine Parts Co.                        154,893
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.2%
     4,194  H&R Block, Inc.                           76,792
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.7%
     4,183  Bank of America Corp.                     74,583
     3,416  JPMorgan Chase & Co.                     145,453
    15,404  Leucadia National Corp. (b)              389,875
    10,605  NASDAQ OMX Group (The), Inc. (b)         222,705
                                                ------------
                                                     832,616
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.4%
    14,790  AT&T, Inc.                               385,427
    10,777  CenturyTel, Inc.                         367,604
    10,035  Frontier Communications Corp.             79,879


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
    14,302  Qwest Communications
               International, Inc.              $     74,799
     7,220  Verizon Communications, Inc.             208,586
     6,855  Windstream Corp.                          75,748
                                                ------------
                                                   1,192,043
                                                ------------
            ELECTRIC UTILITIES -- 9.3%
    16,617  Allegheny Energy, Inc.                   361,918
    11,181  American Electric Power Co., Inc.        383,508
    18,734  Duke Energy Corp.                        314,357
    11,184  Edison International                     384,394
     3,758  Entergy Corp.                            305,488
     6,979  Exelon Corp.                             304,215
     9,777  FirstEnergy Corp.                        370,255
     7,908  FPL Group, Inc.                          411,612
    11,061  Northeast Utilities                      307,385
    22,284  Pepco Holdings, Inc.                     373,034
     5,936  Pinnacle West Capital Corp.              221,650
     8,082  PPL Corp.                                200,110
     9,710  Progress Energy, Inc.                    387,623
     6,755  Southern Co.                             233,453
                                                ------------
                                                   4,559,002
                                                ------------
            ELECTRICAL EQUIPMENT -- 0.2%
     1,290  Roper Industries, Inc.                    78,716
                                                ------------
            ENERGY EQUIPMENT & SERVICES --
               0.7%
     2,478  Halliburton Co.                           75,951
    11,410  Nabors Industries Ltd. (b)               246,113
                                                ------------
                                                     322,064
                                                ------------
            FOOD & STAPLES RETAILING -- 2.8%
     1,251  Costco Wholesale Corp.                    73,909
    10,453  CVS Caremark Corp.                       386,029
     3,447  Kroger (The) Co.                          76,627
    18,330  SUPERVALU, Inc.                          273,117
     5,182  Sysco Corp.                              163,440
     6,038  Walgreen Co.                             212,236
     4,029  Wal-Mart Stores, Inc.                    216,156
                                                ------------
                                                   1,401,514
                                                ------------
            FOOD PRODUCTS -- 4.0%
    10,579  Archer-Daniels-Midland Co.               295,577
     4,324  Campbell Soup Co.                        155,059
    19,486  Dean Foods Co. (b)                       305,930
     2,159  General Mills, Inc.                      153,678
     5,331  Hormel Foods Corp.                       217,292
     3,716  J. M. Smucker (The) Co.                  226,936
     1,396  Kellogg Co.                               76,696
     7,406  Kraft Foods, Inc., Class A               219,218


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            FOOD PRODUCTS (CONTINUED)
     3,985  McCormick & Co., Inc.                    157,686
    10,974  Sara Lee Corp.                           156,050
                                                ------------
                                                   1,964,122
                                                ------------
            GAS UTILITIES -- 1.7%
     7,293  Nicor, Inc.                              317,318
     3,349  ONEOK, Inc.                              164,570
     7,078  Questar Corp.                            339,390
                                                ------------
                                                     821,278
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.0%
     2,627  Baxter International, Inc.               124,047
     1,942  Becton, Dickinson & Co.                  148,311
     1,765  C. R. Bard, Inc.                         152,725
    14,459  CareFusion Corp. (b)                     398,779
     4,387  DENTSPLY International, Inc.             160,740
                                                ------------
                                                     984,602
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.8%
     8,708  Aetna, Inc.                              257,321
     2,582  AmerisourceBergen Corp.                   79,655
     4,243  Cardinal Health, Inc.                    147,190
    15,461  Coventry Health Care, Inc. (b)           367,044
     8,171  Humana, Inc. (b)                         373,578
     2,326  McKesson Corp.                           150,748
     3,842  Quest Diagnostics, Inc.                  219,609
    13,052  Tenet Healthcare Corp. (b)                81,575
    11,698  UnitedHealth Group, Inc.                 354,566
     5,936  WellPoint, Inc. (b)                      319,357
                                                ------------
                                                   2,350,643
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               1.0%
     7,864  Carnival Corp.                           327,929
     2,291  McDonald's Corp.                         161,722
                                                ------------
                                                     489,651
                                                ------------
            HOUSEHOLD DURABLES -- 1.4%
     1,538  Fortune Brands, Inc.                      80,622
     3,450  Leggett & Platt, Inc.                     84,629
    14,735  Newell Rubbermaid, Inc.                  251,526
     2,567  Whirlpool Corp.                          279,469
                                                ------------
                                                     696,246
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.8%
     1,163  Clorox (The) Co.                          75,246
     2,431  Kimberly-Clark Corp.                     148,923
     2,416  Procter & Gamble (The) Co.               150,179
                                                ------------
                                                     374,348
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 2.3%
    27,794  AES (The) Corp. (b)                 $    320,743
    10,885  Constellation Energy Group, Inc.         384,785
    18,286  NRG Energy, Inc. (b)                     441,972
                                                ------------
                                                   1,147,500
                                                ------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
       893  3M Co.                                    79,182
     8,400  General Electric Co.                     158,424
                                                ------------
                                                     237,606
                                                ------------
            INSURANCE -- 4.6%
     2,310  Allstate (The) Corp.                      75,468
     1,748  Aon Corp.                                 74,220
     8,893  Assurant, Inc.                           323,972
     7,371  Chubb (The) Corp.                        389,705
    10,579  Cincinnati Financial Corp.               300,443
     2,003  Loews Corp.                               74,592
     8,007  Progressive (The) Corp.                  160,861
     4,186  Torchmark Corp.                          224,118
     7,085  Travelers (The) Cos., Inc.               359,493
    12,343  Unum Group                               302,033
                                                ------------
                                                   2,284,905
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.2%
     4,516  Yahoo!, Inc. (b)                          74,650
                                                ------------
            IT SERVICES -- 2.6%
     7,014  Computer Sciences Corp. (b)              367,463
     3,185  Fidelity National Information
               Services, Inc.                         83,734
     1,469  Fiserv, Inc. (b)                          75,051
    21,592  SAIC, Inc. (b)                           375,917
    24,405  Total System Services, Inc.              390,724
                                                ------------
                                                   1,292,889
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.5%
     4,354  Thermo Fisher Scientific, Inc. b)        240,689
                                                ------------
            MACHINERY -- 0.8%
       984  Eaton Corp.                               75,925
     1,577  Illinois Tool Works, Inc.                 80,585
     1,152  Parker Hannifin Corp.                     79,695
     3,527  Snap-on, Inc.                            169,931
                                                ------------
                                                     406,136
                                                ------------
            MEDIA -- 4.6%
    20,307  Comcast Corp., Class A                   400,860
     6,629  Discovery Communications, Inc.,
               Class A (b)                           256,542
    26,522  News Corp., Class A                      408,969


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            MEDIA (CONTINUED)
     1,924  Omnicom Group, Inc.                 $     82,078
     4,201  Time Warner Cable, Inc.                  236,306
    12,221  Time Warner, Inc.                        404,271
     6,416  Walt Disney (The) Co.                    236,365
       503  Washington Post (The) Co., Class
               B                                     255,102
                                                ------------
                                                   2,280,493
                                                ------------
            MULTILINE RETAIL -- 2.1%
     6,150  Big Lots, Inc. (b)                       234,930
     6,117  Family Dollar Stores, Inc.               241,988
     4,752  J. C. Penney Co., Inc.                   138,616
     1,409  Sears Holdings Corp. (b)                 170,419
     4,258  Target Corp.                             242,152
                                                ------------
                                                   1,028,105
                                                ------------
            MULTI-UTILITIES -- 9.3%
    14,654  Ameren Corp.                             380,418
    15,597  CenterPoint Energy, Inc.                 223,973
    19,776  CMS Energy Corp.                         321,558
     6,865  Consolidated Edison, Inc.                310,298
     3,718  Dominion Resources, Inc.                 155,412
     8,569  DTE Energy Co.                           412,769
    24,188  NiSource, Inc.                           394,264
     9,009  PG&E Corp.                               394,594
    12,946  Public Service Enterprise Group,
               Inc.                                  415,955
     8,133  SCANA Corp.                              321,009
     7,659  Sempra Energy                            376,670
    19,241  TECO Energy, Inc.                        325,750
     4,533  Wisconsin Energy Corp.                   238,028
    14,421  Xcel Energy, Inc.                        313,657
                                                ------------
                                                   4,584,355
                                                ------------
            OFFICE ELECTRONICS -- 0.7%
    31,358  Xerox Corp.                              341,802
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               6.9%
     6,086  Cabot Oil & Gas Corp.                    219,887
     5,040  Chevron Corp.                            410,458
     7,469  ConocoPhillips                           442,090
     3,344  Exxon Mobil Corp.                        226,890
     4,888  Hess Corp.                               310,632
    12,079  Marathon Oil Corp.                       388,340
     6,801  Murphy Oil Corp.                         409,080
     9,941  Spectra Energy Corp.                     232,023
    21,996  Tesoro Corp.                             289,248
    11,370  Valero Energy Corp.                      236,382
     9,695  Williams (The) Cos., Inc.                228,899
                                                ------------
                                                   3,393,929
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PAPER & FOREST PRODUCTS -- 0.7%
    12,423  International Paper Co.             $    332,191
                                                ------------
            PHARMACEUTICALS -- 4.3%
     4,252  Abbott Laboratories                      217,532
     5,725  Bristol-Myers Squibb Co.                 144,785
     8,442  Eli Lilly & Co.                          295,217
    12,186  Forest Laboratories, Inc. (b)            332,190
     3,435  Johnson & Johnson                        220,871
    25,998  King Pharmaceuticals, Inc. (b)           254,781
    10,232  Merck & Co., Inc.                        358,529
    17,828  Pfizer, Inc.                             298,084
                                                ------------
                                                   2,121,989
                                                ------------
            PROFESSIONAL SERVICES -- 0.3%
     4,271  Equifax, Inc.                            143,506
                                                ------------
            ROAD & RAIL -- 1.7%
     3,003  CSX Corp.                                168,318
     2,735  Norfolk Southern Corp.                   162,267
     7,888  Ryder System, Inc.                       366,950
     2,086  Union Pacific Corp.                      157,827
                                                ------------
                                                     855,362
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.8%
     2,590  Analog Devices, Inc.                      77,519
     6,868  Intel Corp.                              156,796
     6,247  Texas Instruments, Inc.                  162,485
                                                ------------
                                                     396,800
                                                ------------
            SOFTWARE -- 0.9%
     6,514  CA, Inc.                                 148,584
    36,398  Compuware Corp. (b)                      313,023
                                                ------------
                                                     461,607
                                                ------------
            SPECIALTY RETAIL -- 3.8%
    16,910  AutoNation, Inc. (b)                     341,582
    17,443  GameStop Corp., Class A (b)              424,039
    13,230  Gap (The), Inc.                          327,178
     2,307  Home Depot (The), Inc.                    81,322
     9,240  Lowe's Cos., Inc.                        250,589
    13,510  RadioShack Corp.                         291,141
     6,536  Staples, Inc.                            153,792
                                                ------------
                                                   1,869,643
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.3%
     1,907  VF Corp.                                 164,803
                                                ------------
            TOBACCO -- 0.6%
     2,031  Lorillard, Inc.                          159,170
     1,430  Philip Morris International, Inc.         70,184


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            TOBACCO (CONTINUED)
     1,384  Reynolds American, Inc.             $     73,933
                                                ------------
                                                     303,287
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.5%
    53,979  MetroPCS Communications, Inc. (b)        411,860
    80,458  Sprint Nextel Corp. (b)                  341,946
                                                ------------
                                                     753,806
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $46,599,447)                   49,182,161

            MONEY MARKET FUND -- 0.1%
    51,878  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $51,878)                          51,878
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           49,234,039
              (Cost $46,651,325) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      7,622
                                                ------------
            NET ASSETS -- 100.0%                $ 49,241,661
                                                ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income  producing  security.
(c)    Represents  annualized  7-day  yield  at  April  30,  2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,213,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $631,192.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*          $49,182,161       $ --           $ --
Money Market Fund            51,878         --             --
                        -------------------------------------------
TOTAL INVESTMENTS       $49,234,039       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 5.3%
     4,142  Boeing (The) Co.                    $    300,005
     3,895  General Dynamics Corp.                   297,422
     3,309  Goodrich Corp.                           245,462
     3,986  Honeywell International, Inc.            189,215
     1,088  ITT Corp.                                 60,460
     1,424  Precision Castparts Corp.                182,756
     2,883  Rockwell Collins, Inc.                   187,395
     1,585  United Technologies Corp.                118,796
                                                ------------
                                                   1,581,511
                                                ------------
            AIR FREIGHT & LOGISTICS -- 0.2%
       904  United Parcel Service, Inc.,
               Class B                                62,503
                                                ------------
            AUTOMOBILES -- 1.8%
    23,924  Ford Motor Co. (b)                       311,491
     6,428  Harley-Davidson, Inc.                    217,459
                                                ------------
                                                     528,950
                                                ------------
            BEVERAGES -- 2.5%
     1,962  Brown-Forman Corp., Class B              114,149
    10,872  Coca-Cola Enterprises, Inc.              301,481
     8,550  Dr. Pepper Snapple Group, Inc.           279,841
       880  PepsiCo, Inc.                             57,394
                                                ------------
                                                     752,865
                                                ------------
            BIOTECHNOLOGY -- 0.4%
     1,017  Biogen Idec, Inc. (b)                     54,155
       940  Celgene Corp. (b)                         58,233
                                                ------------
                                                     112,388
                                                ------------
            CAPITAL MARKETS -- 1.5%
     6,630  Ameriprise Financial, Inc.               307,367
     2,034  Legg Mason, Inc.                          64,457
     1,062  T. Rowe Price Group, Inc.                 61,076
                                                ------------
                                                     432,900
                                                ------------
            CHEMICALS -- 2.7%
     3,667  Airgas, Inc.                             232,671
     3,132  E.I. du Pont de Nemours & Co.            124,779
       964  FMC Corp.                                 61,349
     4,894  International Flavors &
               Fragrances, Inc.                      245,140
     1,783  PPG Industries, Inc.                     125,470
                                                ------------
                                                     789,409
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 1.6%
     2,457  Harris Corp.                             126,486
    18,619  JDS Uniphase Corp. (b)                   241,861
     3,802  Juniper Networks, Inc. (b)               108,015
                                                ------------
                                                     476,362
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMPUTERS & PERIPHERALS -- 3.3%
     1,279  Apple, Inc. (b)                     $    333,972
     3,583  NetApp, Inc. (b)                         124,223
     2,873  QLogic Corp. (b)                          55,650
     8,684  SanDisk Corp. (b)                        346,405
     2,992  Western Digital Corp. (b)                122,941
                                                ------------
                                                     983,191
                                                ------------
            CONSUMER FINANCE -- 0.4%
     2,827  American Express Co.                     130,381
                                                ------------
            CONTAINERS & PACKAGING -- 0.4%
     3,283  Owens-Illinois, Inc. (b)                 116,350
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.6%
     2,767  DeVry, Inc.                              172,633
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.4%
       520  IntercontinentalExchange, Inc. (b)        60,648
     6,065  Moody's Corp.                            149,927
     6,094  NYSE Euronext                            198,847
                                                ------------
                                                     409,422
                                                ------------
            ELECTRICAL EQUIPMENT -- 1.5%
     3,585  Emerson Electric Co.                     187,244
     4,140  Rockwell Automation, Inc.                251,381
                                                ------------
                                                     438,625
                                                ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.8%
     5,247  Agilent Technologies, Inc. (b)           190,256
     2,886  Corning, Inc.                             55,556
                                                ------------
                                                     245,812
                                                ------------
            ENERGY EQUIPMENT & SERVICES -- 2.2%
     2,490  Baker Hughes, Inc.                       123,903
     1,361  Cameron International Corp. (b)           53,705
     3,610  FMC Technologies, Inc. (b)               244,361
     8,014  Rowan Cos., Inc. (b)                     238,817
                                                ------------
                                                     660,786
                                                ------------
            FOOD & STAPLES RETAILING -- 1.1%
     8,319  Whole Foods Market, Inc. (b)             324,607
                                                ------------
            FOOD PRODUCTS -- 2.2%
     9,306  ConAgra Foods, Inc.                      227,718
     2,557  H. J. Heinz Co.                          119,847
     2,724  Hershey (The) Co.                        128,055
     3,468  Mead Johnson Nutrition Co.               178,983
                                                ------------
                                                     654,603
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 4.0%
     4,118  Hospira, Inc. (b)                   $    221,507
       863  Intuitive Surgical, Inc. (b)             311,163
     2,591  Medtronic, Inc.                          113,201
     1,421  St. Jude Medical, Inc. (b)                58,005
     3,153  Stryker Corp.                            181,108
     4,216  Varian Medical Systems, Inc. (b)         237,698
       984  Zimmer Holdings, Inc. (b)                 59,936
                                                ------------
                                                   1,182,618
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.2%
     8,221  CIGNA Corp.                              263,565
     2,846  DaVita, Inc. (b)                         177,676
     2,955  Express Scripts, Inc. (b)                295,884
       769  Laboratory Corp. of America
               Holdings (b)                           60,420
     3,614  Medco Health Solutions, Inc. (b)         212,937
     7,513  Patterson Cos., Inc.                     240,341
                                                ------------
                                                   1,250,823
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               4.8%
     6,752  Darden Restaurants, Inc.                 302,152
     5,725  Marriott International, Inc.,
               Class A                               210,451
     7,435  Starbucks Corp.                          193,162
     5,002  Starwood Hotels & Resorts
               Worldwide, Inc.                       272,659
    11,688  Wyndham Worldwide Corp.                  313,355
     3,043  Yum! Brands, Inc.                        129,084
                                                ------------
                                                   1,420,863
                                                ------------
            HOUSEHOLD DURABLES -- 1.7%
     6,428  Harman International Industries,
               Inc. (b)                              253,777
     4,064  Stanley Black & Decker, Inc.             252,578
                                                ------------
                                                     506,355
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.2%
       683  Colgate-Palmolive Co.                     57,440
                                                ------------
            INSURANCE -- 3.8%
     5,540  Aflac, Inc.                              282,318
     2,220  Berkshire Hathaway, Inc., Class B
               (b)                                   170,940
     7,987  Principal Financial Group, Inc.          233,380
     4,971  Prudential Financial, Inc.               315,957
     6,172  XL Capital Ltd., Class A                 109,862
                                                ------------
                                                   1,112,457
                                                ------------
            INTERNET & CATALOG RETAIL -- 2.0%
     1,719  Amazon.com, Inc. (b)                     235,606


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            INTERNET & CATALOG RETAIL
               (CONTINUED)
     2,337  Expedia, Inc.                       $     55,177
     1,178  priceline.com, Inc. (b)                  308,695
                                                ------------
                                                     599,478
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               1.7%
     7,428  Akamai Technologies, Inc. (b)            288,429
     6,695  eBay, Inc. (b)                           159,408
     2,242  VeriSign, Inc. (b)                        61,140
                                                ------------
                                                     508,977
                                                ------------
            IT SERVICES -- 1.8%
     5,899  Cognizant Technology Solutions
               Corp., Class A (b)                    301,911
       229  MasterCard, Inc., Class A                 56,801
     1,982  Visa, Inc., Class A                      178,836
                                                ------------
                                                     537,548
                                                ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.8%
     7,856  Hasbro, Inc.                             301,356
    10,260  Mattel, Inc.                             236,493
                                                ------------
                                                     537,849
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.9%
     2,232  Life Technologies Corp. (b)              122,113
     2,848  Millipore Corp. (b)                      302,315
     1,727  Waters Corp. (b)                         124,327
                                                ------------
                                                     548,755
                                                ------------
            MACHINERY -- 4.7%
     2,871  Caterpillar, Inc.                        195,486
     4,855  Cummins, Inc.                            350,677
       729  Danaher Corp.                             61,440
     3,923  Deere & Co.                              234,674
     2,495  Dover Corp.                              130,289
     2,116  Flowserve Corp.                          242,451
     4,457  Pall Corp.                               173,779
                                                ------------
                                                   1,388,796
                                                ------------
            MEDIA -- 4.4%
    16,736  CBS Corp., Class B                       271,291
     5,337  DIRECTV, Class A (b)                     193,359
    18,204  Gannett Co., Inc.                        309,832
     5,062  McGraw-Hill (The) Cos., Inc.             170,691
     2,630  Scripps Networks Interactive,
               Class A                               119,244
     6,786  Viacom, Inc., Class B (b)                239,749
                                                ------------
                                                   1,304,166
                                                ------------
            METALS & MINING -- 2.5%
     7,893  AK Steel Holding Corp.                   132,208


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
     4,321  Allegheny Technologies, Inc.        $    231,044
     3,288  Cliffs Natural Resources, Inc.           205,599
     1,397  Freeport-McMoRan Copper & Gold,
               Inc.                                  105,515
     1,144  Newmont Mining Corp.                      64,155
                                                ------------
                                                     738,521
                                                ------------
            MULTILINE RETAIL -- 1.2%
     1,063  Kohl's Corp. (b)                          58,454
     7,362  Nordstrom, Inc.                          304,272
                                                ------------
                                                     362,726
                                                ------------
            OIL, GAS & CONSUMABLE FUELS -- 2.6%
       800  Anadarko Petroleum Corp.                  49,728
     5,381  El Paso Corp.                             65,110
     5,751  Massey Energy Co.                        210,659
     2,553  Peabody Energy Corp.                     119,276
     3,204  Pioneer Natural Resources Co.            205,473
     2,472  XTO Energy, Inc.                         117,469
                                                ------------
                                                     767,715
                                                ------------
            PAPER & FOREST PRODUCTS -- 0.6%
     4,565  MeadWestvaco Corp.                       124,031
     1,287  Weyerhaeuser Co.                          63,732
                                                ------------
                                                     187,763
                                                ------------
            PERSONAL PRODUCTS -- 1.4%
     3,444  Avon Products, Inc.                      111,345
     4,636  Estee Lauder (The) Cos., Inc.,
               Class A                               305,605
                                                ------------
                                                     416,950
                                                ------------
            PHARMACEUTICALS -- 1.6%
       892  Allergan, Inc.                            56,812
    13,242  Mylan, Inc. (b)                          291,721
     2,792  Watson Pharmaceuticals, Inc. (b)         119,553
                                                ------------
                                                     468,086
                                                ------------
            PROFESSIONAL SERVICES -- 0.4%
     3,834  Robert Half International, Inc.          104,975
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               6.2%
    16,336  Apartment Investment & Management
               Co., Class A                          366,090
     1,351  AvalonBay Communities, Inc.              140,558
     3,092  Boston Properties, Inc.                  243,835
     5,959  Equity Residential                       269,764
     3,535  HCP, Inc.                                113,544
     1,268  Public Storage                           122,882
     2,150  Simon Property Group, Inc.               191,393
     3,800  Ventas, Inc.                             179,474


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     2,384  Vornado Realty Trust                $   198,754
                                                ------------
                                                   1,826,294
                                                ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.1%
    18,973  CB Richard Ellis Group, Inc.,
               Class A (b)                           328,612
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.9%
    25,166  Advanced Micro Devices, Inc. (b)         228,004
     9,530  LSI Corp. (b)                             57,371
    17,366  Micron Technology, Inc. (b)              162,372
     3,356  NVIDIA Corp. (b)                          52,756
     5,222  Teradyne, Inc. (b)                        63,865
                                                ------------
                                                     564,368
                                                ------------
            SOFTWARE -- 2.3%
     1,982  Autodesk, Inc. (b)                        67,408
     4,915  Citrix Systems, Inc. (b)                 231,005
     3,397  Intuit, Inc. (b)                         122,835
     2,271  Oracle Corp.                              58,683
     2,423  Salesforce.com, Inc. (b)                 207,409
                                                ------------
                                                     687,340
                                                ------------
            SPECIALTY RETAIL -- 8.5%
     5,112  Abercrombie & Fitch Co., Class A         223,548
     1,041  AutoZone, Inc. (b)                       192,595
     5,332  Bed Bath & Beyond, Inc. (b)              245,059
     4,241  Best Buy Co., Inc.                       193,390
    12,215  Limited Brands, Inc.                     327,362
     4,326  O'Reilly Automotive, Inc. (b)            211,498
     5,624  Ross Stores, Inc.                        314,944
     4,912  Tiffany & Co.                            238,134
     7,072  TJX (The) Cos., Inc.                     327,716
     6,135  Urban Outfitters, Inc. (b)               230,124
                                                ------------
                                                   2,504,370
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.7%
     5,903  Coach, Inc.                              246,450
     1,587  NIKE, Inc., Class B                      120,469
     1,372  Polo Ralph Lauren Corp.                  123,343
                                                ------------
                                                     490,262
                                                ------------
            TOBACCO -- 0.2%
     2,842  Altria Group, Inc.                        60,222
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.9%
     1,216  Fastenal Co.                              66,503


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     1,669  W.W. Grainger, Inc.                 $    184,491
                                                ------------
                                                     250,994
                                                ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $26,214,330)                   29,588,621

            MONEY MARKET FUND -- 0.1%
    33,686  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $33,686)                          33,686
                                                ------------

            TOTAL INVESTMENTS -- 100.1%           29,622,307
              (Cost $26,248,016) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (21,629)
                                                ------------
            NET ASSETS -- 100.0%                $ 29,600,678
                                                ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,700,383 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $326,092.


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------
Common Stocks*          $29,588,621       $ --         $ --
Money Market Fund            33,686         --           --
                        -----------------------------------------
TOTAL INVESTMENTS       $29,622,307       $ --         $ --
                        =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.1%
     1,135  AAR Corp. (b)                       $     27,671
       390  Alliant Techsystems, Inc. (b)             31,555
       188  American Science & Engineering,
               Inc.                                   14,128
     1,438  Applied Signal Technology, Inc.           26,876
       948  Ceradyne, Inc. (b)                        21,046
       597  Cubic Corp.                               22,274
       808  Curtiss-Wright Corp.                      28,822
       726  Esterline Technologies Corp. (b)          40,496
       933  L-3 Communications Holdings,
               Inc.                                   87,301
       512  Lockheed Martin Corp.                     43,464
       607  Moog, Inc., Class A (b)                   22,562
     1,304  Northrop Grumman Corp.                    88,450
     1,497  Raytheon Co.                              87,275
       681  Teledyne Technologies, Inc. (b)           29,692
                                                ------------
                                                     571,612
                                                ------------
            AIRLINES -- 1.0%
    15,592  AirTran Holdings, Inc. (b)                82,326
     1,537  Alaska Air Group, Inc. (b)                63,647
    11,355  JetBlue Airways Corp. (b)                 63,474
     2,514  SkyWest, Inc.                             37,660
     1,579  Southwest Airlines Co.                    20,811
                                                ------------
                                                     267,918
                                                ------------
            AUTO COMPONENTS -- 0.2%
     6,412  Spartan Motors, Inc.                      39,562
     2,172  Standard Motor Products, Inc.             23,154
                                                ------------
                                                      62,716
                                                ------------
            AUTOMOBILES -- 0.1%
       508  Thor Industries, Inc.                     18,141
                                                ------------
            BEVERAGES -- 0.4%
     2,541  Molson Coors Brewing Co., Class
               B                                     112,719
                                                ------------
            BIOTECHNOLOGY -- 0.9%
     1,431  Amgen, Inc. (b)                           82,082
     1,261  Cephalon, Inc. (b)                        80,956
     1,283  Emergent Biosolutions, Inc. (b)           20,887
       825  Genzyme Corp. (b)                         43,923
     1,595  Martek Biosciences Corp. (b)              35,138
                                                ------------
                                                     262,986
                                                ------------
            BUILDING PRODUCTS -- 0.4%
     2,271  Apogee Enterprises, Inc.                  31,204
       558  Gibraltar Industries, Inc. (b)             8,381
     2,260  Griffon Corp. (b)                         31,866
       730  Universal Forest Products, Inc.           30,696
                                                ------------
                                                     102,147
                                                ------------
            CAPITAL MARKETS -- 1.3%
     6,222  Apollo Investment Corp.                   75,660


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
       188  Franklin Resources, Inc.            $     21,740
       500  Goldman Sachs Group (The), Inc.           72,600
     2,151  Investment Technology Group,
               Inc. (b)                               37,363
       649  Jefferies Group, Inc.                     17,666
     1,339  LaBranche & Co., Inc. (b)                  6,615
     1,459  Morgan Stanley                            44,091
       377  Northern Trust Corp.                      20,727
       698  Piper Jaffray Cos. (b)                    27,473
       462  State Street Corp.                        20,097
     1,869  SWS Group, Inc.                           20,690
                                                ------------
                                                     364,722
                                                ------------
            CHEMICALS -- 2.1%
       574  A. Schulman, Inc.                         14,930
       577  Air Products and Chemicals, Inc.          44,302
       626  Arch Chemicals, Inc.                      21,290
     1,501  Ashland, Inc.                             89,400
       329  Cytec Industries, Inc.                    15,812
       705  Dow Chemical (The) Co.                    21,735
       328  Eastman Chemical Co.                      21,950
     1,214  H.B. Fuller Co.                           28,468
       296  Minerals Technologies, Inc.               17,079
     4,037  Olin Corp.                                84,777
       415  OM Group, Inc. (b)                        15,666
       794  Quaker Chemical Corp.                     24,987
     2,181  Sensient Technologies Corp.               68,767
       308  Sherwin-Williams (The) Co.                24,046
       642  Stepan Co.                                48,632
     1,566  Valspar (The) Corp.                       49,047
                                                ------------
                                                     590,888
                                                ------------
            COMMERCIAL BANKS -- 2.7%
       733  BancorpSouth, Inc.                        16,229
     1,911  Boston Private Financial
               Holdings, Inc.                         15,154
       410  City Holding Co.                          14,366
       374  Commerce Bancshares, Inc.                 15,491
       946  Community Bank System, Inc.               23,338
       275  Cullen/Frost Bankers, Inc.                16,324
     1,237  East West Bancorp, Inc.                   24,233
     1,536  Fifth Third Bancorp                       22,902
     2,922  First BanCorp                              6,195
     1,048  First Commonwealth Financial
               Corp.                                   6,864
     2,018  First Financial Bancorp                   38,564
       519  First Midwest Bancorp, Inc.                7,889
     1,510  Fulton Financial Corp.                    15,855
       462  Glacier Bancorp, Inc.                      8,542
       168  Hancock Holding Co.                        6,868
       570  Independent Bank Corp.                    14,786
     2,008  International Bancshares Corp.            48,533
       262  M&T Bank Corp.                            22,886
       804  Nara Bancorp, Inc. (b)                     7,236


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       615  NBT Bancorp, Inc.                   $     15,049
       588  Old National Bancorp                       7,885
       465  Pinnacle Financial Partners,
               Inc. (b)                                7,105
     1,048  PNC Financial Services Group,
               Inc.                                   70,436
       513  PrivateBancorp, Inc.                       7,346
       772  Prosperity Bancshares, Inc.               30,278
       336  S&T Bancorp, Inc.                          8,081
       510  Simmons First National Corp.,
               Class A                                14,321
     1,402  Sterling Bancorp                          15,015
     1,262  Sterling Bancshares, Inc.                  7,421
     1,435  Susquehanna Bancshares, Inc.              15,641
       966  TCF Financial Corp.                       17,997
       590  Tompkins Financial Corp.                  23,966
     1,297  Trustmark Corp.                           31,751
       346  UMB Financial Corp.                       14,574
       530  Umpqua Holdings Corp.                      7,918
       537  United Bankshares, Inc.                   15,594
     1,373  Wells Fargo & Co.                         45,460
       509  Whitney Holding Corp.                      6,973
     1,277  Wilshire Bancorp, Inc.                    13,868
       756  Wintrust Financial Corp.                  28,199
                                                ------------
                                                     737,133
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.5%
     1,016  ABM Industries, Inc.                      21,834
     1,256  ATC Technology Corp. (b)                  25,673
     2,805  Brink's (The) Co.                         74,697
     2,230  Cintas Corp.                              60,767
       276  Clean Harbors, Inc. (b)                   17,507
     3,191  Corrections Corp. of America (b)          66,118
     1,631  Deluxe Corp.                              34,202
     1,420  Geo Group (The), Inc. (b)                 30,076
     1,560  Iron Mountain, Inc.                       39,234
       549  Mine Safety Appliances Co.                16,135
     1,818  Mobile Mini, Inc. (b)                     30,215
       853  Pitney Bowes, Inc.                        21,666
     2,002  R.R. Donnelley & Sons Co.                 43,023
     2,946  Republic Services, Inc.                   91,414
       365  United Stationers, Inc. (b)               22,345
       933  Waste Connections, Inc. (b)               33,392
     1,819  Waste Management, Inc.                    63,083
                                                ------------
                                                     691,381
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 0.9%
       583  ADTRAN, Inc.                              15,607
     2,344  Arris Group, Inc. (b)                     28,808
       349  Bel Fuse, Inc., Class B                    8,173


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
     1,167  Black Box Corp.                     $     36,399
       672  Comtech Telecommunications Corp.
               (b)                                    20,993
     2,025  Digi International, Inc. (b)              21,688
     2,163  EMS Technologies, Inc. (b)                34,370
     1,139  PC-Tel, Inc. (b)                           7,415
       776  Tekelec (b)                               14,069
     5,646  Tellabs, Inc.                             51,266
                                                ------------
                                                     238,788
                                                ------------
            COMPUTERS & PERIPHERALS -- 0.5%
     1,178  Hewlett-Packard Co.                       61,220
     1,735  Lexmark International, Inc.,
               Class A (b)                            64,282
                                                ------------
                                                     125,502
                                                ------------
            CONSTRUCTION & ENGINEERING -- 2.3%
     1,117  Aecom Technology Corp. (b)                33,588
     2,255  Comfort Systems USA, Inc.                 31,750
     4,094  Dycom Industries, Inc. (b)                43,478
     1,458  EMCOR Group, Inc. (b)                     41,641
     1,838  Fluor Corp.                               97,120
     2,620  Granite Construction, Inc.                88,058
       528  Insituform Technologies, Inc.,
               Class A (b)                            12,656
     1,386  Jacobs Engineering Group, Inc.
               (b)                                    66,833
     2,860  KBR, Inc.                                 63,149
     3,268  Quanta Services, Inc. (b)                 65,785
     1,597  URS Corp. (b)                             82,006
                                                ------------
                                                     626,064
                                                ------------
            CONSTRUCTION MATERIALS -- 0.1%
       265  Eagle Materials, Inc.                      8,446
       206  Texas Industries, Inc.                     7,795
       441  Vulcan Materials Co.                      25,260
                                                ------------
                                                      41,501
                                                ------------
            CONSUMER FINANCE -- 0.6%
       503  Capital One Financial Corp.               21,835
     7,172  Discover Financial Services              110,879
     2,102  Rewards Network, Inc.                     27,368
     1,667  SLM Corp. (b)                             20,404
                                                ------------
                                                     180,486
                                                ------------
            CONTAINERS & PACKAGING -- 1.9%
     1,172  AptarGroup, Inc.                          50,443
     1,172  Ball Corp.                                62,362
     2,181  Bemis Co., Inc.                           66,324
       671  Myers Industries, Inc.                     7,287


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CONTAINERS & PACKAGING
               (CONTINUED)
     2,574  Packaging Corp. of America          $     63,655
     2,487  Pactiv Corp. (b)                          63,195
       786  Rock-Tenn Co., Class A                    40,558
     4,056  Sealed Air Corp.                          87,204
       765  Silgan Holdings, Inc.                     46,152
     1,499  Sonoco Products Co.                       49,662
                                                ------------
                                                     536,842
                                                ------------
            DISTRIBUTORS -- 0.2%
     1,012  Genuine Parts Co.                         43,314
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.9%
     3,602  Corinthian Colleges, Inc. (b)             56,263
     1,173  H&R Block, Inc.                           21,478
       979  Hillenbrand, Inc.                         24,064
       891  Matthews International Corp.,
               Class A                                31,185
       743  Pre-Paid Legal Services, Inc. (b)         33,041
     4,240  Regis Corp.                               81,069
                                                ------------
                                                     247,100
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.8%
     1,170  Bank of America Corp.                     20,861
       955  JPMorgan Chase & Co.                      40,664
     4,308  Leucadia National Corp. (b)              109,036
     2,965  NASDAQ OMX Group (The), Inc. (b)          62,265
                                                ------------
                                                     232,826
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
     4,135  AT&T, Inc.                               107,758
     3,013  CenturyTel, Inc.                         102,773
     4,512  Cincinnati Bell, Inc. (b)                 15,205
     2,806  Frontier Communications Corp.             22,336
     4,881  General Communication, Inc.,
               Class A (b)                            30,018
     3,999  Qwest Communications
               International, Inc.                    20,915
     2,019  Verizon Communications, Inc.              58,329
     1,917  Windstream Corp.                          21,183
                                                ------------
                                                     378,517
                                                ------------
            ELECTRIC UTILITIES -- 6.8%
     4,646  Allegheny Energy, Inc.                   101,190
       840  ALLETE, Inc.                              30,635
     3,126  American Electric Power Co.,
               Inc.                                  107,222
     1,781  Central Vermont Public Service
               Corp.                                  38,844
     2,386  Cleco Corp.                               65,376


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            ELECTRIC UTILITIES (CONTINUED)
     1,165  DPL, Inc.                           $     32,830
     5,239  Duke Energy Corp.                         87,910
     3,128  Edison International                     107,509
     1,743  El Paso Electric Co. (b)                  37,039
     1,051  Entergy Corp.                             85,436
     1,952  Exelon Corp.                              85,088
     2,734  FirstEnergy Corp.                        103,537
     2,211  FPL Group, Inc.                          115,082
     2,057  Hawaiian Electric Industries,
               Inc.                                   48,031
     2,288  IDACORP, Inc.                             82,551
     3,093  Northeast Utilities                       85,954
     6,424  NV Energy, Inc.                           80,236
     6,231  Pepco Holdings, Inc.                     104,307
     1,660  Pinnacle West Capital Corp.               61,984
     6,321  PNM Resources, Inc.                       85,902
     2,260  PPL Corp.                                 55,958
     2,715  Progress Energy, Inc.                    108,383
     1,889  Southern Co.                              65,284
     1,023  UIL Holdings Corp.                        29,698
       895  Unisource Energy Corp.                    29,821
     2,841  Westar Energy, Inc.                       67,303
                                                ------------
                                                   1,903,110
                                                ------------
            ELECTRICAL EQUIPMENT -- 0.5%
       333  Acuity Brands, Inc.                       15,055
       691  Brady Corp., Class A                      23,743
       338  Encore Wire Corp.                          7,507
       914  Hubbell, Inc., Class B                    42,474
     1,102  Powell Industries, Inc. (b)               37,005
       360  Roper Industries, Inc.                    21,967
                                                ------------
                                                     147,751
                                                ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 1.3%
     1,052  Arrow Electronics, Inc. (b)               32,086
       512  Avnet, Inc. (b)                           16,369
     1,357  Benchmark Electronics, Inc. (b)           29,365
       935  Brightpoint, Inc. (b)                      7,564
       635  Checkpoint Systems, Inc. (b)              14,345
       923  Daktronics, Inc.                           7,735
     3,469  Gerber Scientific, Inc. (b)               24,977
     3,610  Ingram Micro, Inc., Class A (b)           65,558
     1,500  Insight Enterprises, Inc. (b)             22,545
       243  MTS Systems Corp.                          7,258
       489  Park Electrochemical Corp.                14,773
       748  ScanSource, Inc. (b)                      20,839
       951  SYNNEX Corp. (b)                          26,076
     1,512  Tech Data Corp. (b)                       64,865
                                                ------------
                                                     354,355
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES --
               2.1%
       950  Bristow Group, Inc. (b)             $     36,775
       635  Exterran Holdings, Inc. (b)               18,510
       692  Halliburton Co.                           21,210
     6,079  Helix Energy Solutions Group,
               Inc. (b)                               88,632
     2,002  Matrix Service Co. (b)                    21,281
     3,191  Nabors Industries Ltd. (b)                68,830
     3,305  Patterson-UTI Energy, Inc.                50,533
     4,000  Pioneer Drilling Co. (b)                  29,360
     2,631  Pride International, Inc. (b)             79,798
       444  SEACOR Holdings, Inc. (b)                 37,372
     1,143  Seahawk Drilling, Inc. (b)                19,042
     1,676  Tidewater, Inc.                           89,850
       363  Unit Corp. (b)                            17,341
                                                ------------
                                                     578,534
                                                ------------
            FOOD & STAPLES RETAILING -- 2.3%
     1,713  BJ's Wholesale Club, Inc. (b)             65,574
       896  Casey's General Stores, Inc.              34,612
       349  Costco Wholesale Corp.                    20,619
     2,923  CVS Caremark Corp.                       107,946
       964  Kroger (The) Co.                          21,430
       639  Nash Finch Co.                            22,378
     2,002  Ruddick Corp.                             70,751
     2,490  Spartan Stores, Inc.                      37,574
     5,125  SUPERVALU, Inc.                           76,363
     1,449  Sysco Corp.                               45,701
       764  United Natural Foods, Inc. (b)            23,447
     1,688  Walgreen Co.                              59,333
     1,126  Wal-Mart Stores, Inc.                     60,410
                                                ------------
                                                     646,138
                                                ------------
            FOOD PRODUCTS -- 2.9%
     2,959  Archer-Daniels-Midland Co.                82,674
     1,209  Campbell Soup Co.                         43,355
       443  Corn Products International, Inc.         15,948
     5,449  Dean Foods Co. (b)                        85,549
     1,866  Flowers Foods, Inc.                       49,188
       603  General Mills, Inc.                       42,922
       405  Hain Celestial Group (The), Inc.
               (b)                                     8,011
     1,491  Hormel Foods Corp.                        60,773
       495  J & J Snack Foods Corp.                   23,062
     1,039  J. M. Smucker (The) Co.                   63,452
       391  Kellogg Co.                               21,482
     2,071  Kraft Foods, Inc., Class A                61,302
       782  Lancaster Colony Corp.                    42,986
       930  Lance, Inc.                               21,557
     1,113  McCormick & Co., Inc.                     44,041
     1,169  Ralcorp Holdings, Inc. (b)                77,797


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            FOOD PRODUCTS (CONTINUED)
     3,069  Sara Lee Corp.                      $     43,641
       568  Tootsie Roll Industries, Inc.             15,109
                                                ------------
                                                     802,849
                                                ------------
            GAS UTILITIES -- 2.7%
     1,640  AGL Resources, Inc.                       64,796
     2,773  Atmos Energy Corp.                        82,025
     1,702  Energen Corp.                             83,177
       834  Laclede Group (The), Inc.                 28,423
       626  National Fuel Gas Co.                     32,565
       187  New Jersey Resources Corp.                 7,056
     2,039  Nicor, Inc.                               88,717
       462  Northwest Natural Gas Co.                 21,894
       936  ONEOK, Inc.                               45,995
     1,021  Piedmont Natural Gas Co., Inc.            28,077
     1,979  Questar Corp.                             94,893
       335  South Jersey Industries, Inc.             15,112
     1,200  Southwest Gas Corp.                       37,320
     2,387  UGI Corp.                                 65,619
     1,829  WGL Holdings, Inc.                        65,368
                                                ------------
                                                     761,037
                                                ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.4%
       735  Baxter International, Inc.                34,707
       504  Beckman Coulter, Inc.                     31,450
       542  Becton, Dickinson & Co.                   41,392
       492  C. R. Bard, Inc.                          42,573
     4,043  CareFusion Corp. (b)                     111,506
       590  CONMED Corp. (b)                          13,122
     3,330  CryoLife, Inc. (b)                        20,346
     1,226  DENTSPLY International, Inc.              44,921
       664  Greatbatch, Inc. (b)                      14,834
       376  Haemonetics Corp. (b)                     21,755
       818  ICU Medical, Inc. (b)                     29,129
     1,415  Immucor, Inc. (b)                         30,295
     1,061  Invacare Corp.                            28,042
       345  Meridian Bioscience, Inc.                  6,896
     1,413  Merit Medical Systems, Inc. (b)           22,848
     1,796  Osteotech, Inc. (b)                        7,633
     1,371  STERIS Corp.                              45,627
     3,576  Symmetry Medical, Inc. (b)                41,338
       493  Teleflex, Inc.                            30,231
    21,629  Theragenics Corp. (b)                     33,309
       512  West Pharmaceutical Services,
               Inc.                                   21,427
                                                ------------
                                                     673,381
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.7%
     2,435  Aetna, Inc.                               71,954
       846  AMERIGROUP Corp. (b)                      30,659
       722  AmerisourceBergen Corp.                   22,274


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     1,663  AmSurg Corp. (b)                    $     34,457
     1,186  Cardinal Health, Inc.                     41,142
     1,172  Centene Corp. (b)                         26,839
     4,323  Coventry Health Care, Inc. (b)           102,628
     1,393  Cross Country Healthcare, Inc.
               (b)                                    13,958
       996  Gentiva Health Services, Inc. (b)         28,565
     1,185  Hanger Orthopedic Group, Inc. (b)         22,089
     2,040  Healthspring, Inc. (b)                    35,904
     2,285  Humana, Inc. (b)                         104,470
     4,388  Kindred Healthcare, Inc. (b)              78,282
     2,153  LifePoint Hospitals, Inc. (b)             82,202
       647  Magellan Health Services, Inc.
               (b)                                    27,310
       651  McKesson Corp.                            42,191
     1,119  Molina Healthcare, Inc. (b)               32,641
     2,239  Omnicare, Inc.                            62,222
     1,025  Owens & Minor, Inc.                       32,236
     1,971  PharMerica Corp. (b)                      38,040
     1,073  Quest Diagnostics, Inc.                   61,333
     1,175  Res-Care, Inc. (b)                        13,677
     3,649  Tenet Healthcare Corp. (b)                22,806
     3,271  UnitedHealth Group, Inc.                  99,144
     1,806  Universal Health Services, Inc.,
               Class B                                67,039
     1,131  VCA Antech, Inc. (b)                      32,188
     1,660  WellPoint, Inc. (b)                       89,308
                                                ------------
                                                   1,315,558
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.8%
     2,563  Bob Evans Farms, Inc.                     79,274
     6,414  Boyd Gaming Corp. (b)                     81,458
     2,395  Brinker International, Inc.               44,355
     2,171  Burger King Holdings, Inc.                45,808
     2,198  Carnival Corp.                            91,657
     1,946  CKE Restaurants, Inc.                     24,014
     1,229  International Speedway Corp.,
               Class A                                37,558
     1,196  Jack in the Box, Inc. (b)                 28,130
     2,003  Landry's Restaurants, Inc. (b)            46,249
     2,168  Marcus (The) Corp.                        27,859
       639  McDonald's Corp.                          45,107
     3,298  Monarch Casino & Resort, Inc. (b)         38,323
     5,524  Multimedia Games, Inc. (b)                25,245
     3,150  O'Charley's, Inc. (b)                     30,082
     1,094  Papa John's International, Inc. (b)       29,976
     1,469  Red Robin Gourmet Burgers, Inc.
               (b)                                    35,858
     2,665  Ruby Tuesday, Inc. (b)                    29,821
     2,657  Ruth's Hospitality Group, Inc. (b)        14,427


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     6,336  Wendy's/Arby's Group, Inc.,
               Class A                          $     33,644
                                                ------------
                                                     788,845
                                                ------------
            HOUSEHOLD DURABLES -- 1.2%
     1,520  American Greetings Corp., Class
               A                                      37,331
       449  Blyth, Inc.                               25,880
       429  Fortune Brands, Inc.                      22,488
       965  Leggett & Platt, Inc.                     23,672
       582  Mohawk Industries, Inc. (b)               37,097
     4,120  Newell Rubbermaid, Inc.                   70,328
        21  NVR, Inc. (b)                             15,079
     1,558  Standard Pacific Corp. (b)                 9,987
       717  Whirlpool Corp.                           78,060
                                                ------------
                                                     319,922
                                                ------------
            HOUSEHOLD PRODUCTS -- 0.7%
     3,920  Central Garden & Pet Co., Class
               A (b)                                  40,494
       324  Clorox (The) Co.                          20,963
       504  Energizer Holdings, Inc. (b)              30,794
       678  Kimberly-Clark Corp.                      41,534
       676  Procter & Gamble (The) Co.                42,020
       428  WD-40 Co.                                 15,079
                                                ------------
                                                     190,884
                                                ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.2%
     7,772  AES (The) Corp. (b)                       89,689
     3,044  Constellation Energy Group, Inc.         107,606
     5,113  NRG Energy, Inc. (b)                     123,581
                                                ------------
                                                     320,876
                                                ------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
       250  3M Co.                                    22,167
     1,212  Carlisle Cos., Inc.                       45,729
     2,349  General Electric Co.                      44,302
       273  Standex International Corp.                6,517
       823  Tredegar Corp.                            14,040
                                                ------------
                                                     132,755
                                                ------------
            INSURANCE -- 7.2%
       645  Allstate (The) Corp.                      21,072
     2,784  American Financial Group, Inc.            81,933
     1,122  American Physicians Capital, Inc.         37,520
     2,193  AMERISAFE, Inc. (b)                       37,500
       488  Aon Corp.                                 20,720
       626  Arthur J. Gallagher & Co.                 16,445
     2,486  Assurant, Inc.                            90,565
     2,576  Brown & Brown, Inc.                       51,881


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     2,061  Chubb (The) Corp.                   $    108,965
     2,959  Cincinnati Financial Corp.                84,036
     1,896  Employers Holdings, Inc.                  31,246
       977  Everest Re Group Ltd.                     74,887
     4,275  Fidelity National Financial,
               Inc., Class A                          64,894
     1,872  First American Corp.                      64,715
     1,453  Hanover Insurance Group, Inc.             65,458
     2,869  HCC Insurance Holdings, Inc.              78,008
     4,208  Horace Mann Educators Corp.               72,420
       791  Infinity Property & Casualty
               Corp.                                  36,489
       559  Loews Corp.                               20,817
     1,812  Mercury General Corp.                     81,522
       913  Navigators Group (The), Inc. (b)          36,639
     1,412  Presidential Life Corp.                   16,633
       612  ProAssurance Corp. (b)                    37,301
     2,239  Progressive (The) Corp.                   44,982
     2,882  Protective Life Corp.                     69,370
     1,206  Reinsurance Group of America,
               Inc.                                   62,266
       377  RLI Corp.                                 21,866
       953  Safety Insurance Group, Inc.              35,537
     1,697  Selective Insurance Group                 28,357
     1,330  StanCorp Financial Group, Inc.            59,797
       509  Stewart Information Services
               Corp.                                   5,792
     1,171  Torchmark Corp.                           62,695
     1,500  Transatlantic Holdings, Inc.              74,595
     1,981  Travelers (The) Cos., Inc.               100,516
       391  United Fire & Casualty Co.                 8,942
     2,259  Unitrin, Inc.                             66,076
     3,451  Unum Group                                84,446
     1,769  W. R. Berkley Corp.                       47,763
       184  Zenith National Insurance Corp.            6,959
                                                ------------
                                                   2,011,625
                                                ------------
            INTERNET SOFTWARE & SERVICES --
               0.5%
     1,254  AOL, Inc. (b)                             29,294
     1,046  Digital River, Inc. (b)                   29,225
     1,275  InfoSpace, Inc. (b)                       13,349
     4,800  United Online, Inc.                       38,256
     1,263  Yahoo!, Inc. (b)                          20,877
                                                ------------
                                                     131,001
                                                ------------
            IT SERVICES -- 2.4%
     2,573  Acxiom Corp. (b)                          49,093
       575  CACI International, Inc., Class
               A (b)                                  27,272
     9,600  CIBER, Inc. (b)                           38,112
     1,961  Computer Sciences Corp. (b)              102,737


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            IT SERVICES (CONTINUED)
     1,529  DST Systems, Inc.                   $     64,906
       889  Fidelity National Information
               Services, Inc.                         23,372
       411  Fiserv, Inc. (b)                          20,998
       946  ManTech International Corp.,
               Class A (b)                            42,598
     6,038  SAIC, Inc. (b)                           105,122
     3,048  SRA International, Inc., Class A
               (b)                                    70,348
     4,052  StarTek, Inc. (b)                         27,472
     6,824  Total System Services, Inc.              109,252
                                                ------------
                                                     681,282
                                                ------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.3%
     1,985  Arctic Cat, Inc. (b)                      29,279
     1,597  Callaway Golf Co.                         14,996
     2,399  RC2 Corp. (b)                             44,069
                                                ------------
                                                      88,344
                                                ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
       306  Bio-Rad Laboratories, Inc.,
               Class A (b)                            34,177
     8,865  Cambrex Corp. (b)                         38,918
     1,175  Charles River Laboratories
               International, Inc. (b)                39,339
     2,055  Kendle International, Inc. (b)            34,010
     1,943  Pharmaceutical Product
               Development, Inc.                      53,433
       241  Techne Corp.                              15,966
     1,218  Thermo Fisher Scientific, Inc. (b)        67,331
                                                ------------
                                                     283,174
                                                ------------
            MACHINERY -- 1.9%
       359  Actuant Corp., Class A                     8,232
     1,287  AGCO Corp. (b)                            45,071
       327  Albany International Corp.,
               Class A                                 8,329
       243  Astec Industries, Inc. (b)                 8,048
       365  Badger Meter, Inc.                        15,096
     1,108  Barnes Group, Inc.                        23,046
     1,103  Briggs & Stratton Corp.                   26,185
       407  CLARCOR, Inc.                             15,393
       275  Eaton Corp.                               21,219
       676  ESCO Technologies, Inc.                   20,855
     1,708  Federal Signal Corp.                      13,766
     1,984  Harsco Corp.                              61,425
       957  IDEX Corp.                                32,155
       440  Illinois Tool Works, Inc.                 22,484
       803  John Bean Technologies Corp.              14,751
       374  Kaydon Corp.                              15,570
       170  Lindsay Corp.                              6,465


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
       896  Lydall, Inc. (b)                    $      7,222
       262  Mueller Industries, Inc.                   7,768
       322  Parker Hannifin Corp.                     22,276
       432  Pentair, Inc.                             15,621
       590  Robbins & Myers, Inc.                     15,287
       985  Snap-on, Inc.                             47,457
       751  Wabtec Corp.                              35,733
       693  Watts Water Technologies, Inc.,
               Class A                                24,588
                                                ------------
                                                     534,042
                                                ------------
            MEDIA -- 2.6%
     5,678  Comcast Corp., Class A                   112,084
     1,853  Discovery Communications, Inc.,
               Class A (b)                            71,711
     3,590  Harte-Hanks, Inc.                         51,696
     7,416  News Corp., Class A                      114,355
       537  Omnicom Group, Inc.                       22,908
     1,648  Scholastic Corp.                          44,512
     1,175  Time Warner Cable, Inc.                   66,094
     3,417  Time Warner, Inc.                        113,034
     1,794  Walt Disney (The) Co.                     66,091
       141  Washington Post (The) Co., Class
               B                                      71,510
                                                ------------
                                                     733,995
                                                ------------
            METALS & MINING -- 0.1%
       538  A.M. Castle & Co. (b)                      7,381
     1,021  Commercial Metals Co.                     15,193
       890  Worthington Industries, Inc.              14,213
                                                ------------
                                                      36,787
                                                ------------
            MULTILINE RETAIL -- 1.4%
     2,833  99 Cents Only Stores (b)                  43,968
     1,720  Big Lots, Inc. (b)                        65,704
     1,710  Family Dollar Stores, Inc.                67,648
     2,351  Fred's, Inc., Class A                     32,655
     1,329  J. C. Penney Co., Inc.                    38,767
       394  Sears Holdings Corp. (b)                  47,654
     1,191  Target Corp.                              67,732
     3,269  Tuesday Morning Corp. (b)                 18,470
                                                ------------
                                                     382,598
                                                ------------
            MULTI-UTILITIES -- 5.9%
     1,388  Alliant Energy Corp.                      47,470
     4,098  Ameren Corp.                             106,384
     1,733  Avista Corp.                              37,485
     2,610  Black Hills Corp.                         85,843
     4,361  CenterPoint Energy, Inc.                  62,624
       689  CH Energy Group, Inc.                     28,538
     5,530  CMS Energy Corp.                          89,918
     1,919  Consolidated Edison, Inc.                 86,739
     1,038  Dominion Resources, Inc.                  43,388


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     2,396  DTE Energy Co.                      $    115,415
     6,763  NiSource, Inc.                           110,237
     1,303  NSTAR                                     47,690
     1,185  OGE Energy Corp.                          49,035
     2,519  PG&E Corp.                               110,332
     3,620  Public Service Enterprise Group,
               Inc.                                  116,311
     2,274  SCANA Corp.                               89,755
     2,142  Sempra Energy                            105,343
     5,381  TECO Energy, Inc.                         91,100
     2,563  Vectren Corp.                             64,101
     1,267  Wisconsin Energy Corp.                    66,530
     4,033  Xcel Energy, Inc.                         87,718
                                                ------------
                                                   1,641,956
                                                ------------
            OFFICE ELECTRONICS -- 0.4%
     8,768  Xerox Corp.                               95,571
       519  Zebra Technologies Corp., Class
               A (b)                                  15,077
                                                ------------
                                                     110,648
                                                ------------
            OIL, GAS & CONSUMABLE FUELS --
               4.7%
     1,387  Arch Coal, Inc.                           37,449
     1,702  Cabot Oil & Gas Corp.                     61,493
     1,409  Chevron Corp.                            114,749
       996  Comstock Resources, Inc. (b)              31,932
     2,088  ConocoPhillips                           123,589
       935  Exxon Mobil Corp.                         63,440
     1,367  Hess Corp.                                86,873
     3,377  Marathon Oil Corp.                       108,570
     1,901  Murphy Oil Corp.                         114,345
     2,019  Overseas Shipholding Group, Inc.         101,071
     2,256  Patriot Coal Corp. (b)                    44,421
       880  Penn Virginia Corp.                       22,449
     1,216  Petroleum Development Corp. (b)           28,467
     2,498  Southern Union Co.                        65,273
     2,780  Spectra Energy Corp.                      64,885
     6,150  Tesoro Corp.                              80,872
     3,179  Valero Energy Corp.                       66,091
     2,711  Williams (The) Cos., Inc.                 64,007
       807  World Fuel Services Corp.                 22,943
                                                ------------
                                                   1,302,919
                                                ------------
            PAPER & FOREST PRODUCTS -- 0.8%
     2,745  Buckeye Technologies, Inc. (b)            38,759
       728  Clearwater Paper Corp. (b)                46,359
     3,474  International Paper Co.                   92,895
       889  Neenah Paper, Inc.                        15,558
     3,298  Wausau Paper Corp. (b)                    29,187
                                                ------------
                                                     222,758
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PERSONAL PRODUCTS -- 0.1%
     1,212  Alberto-Culver Co.                  $     34,906
                                                ------------
            PHARMACEUTICALS -- 2.4%
     1,188  Abbott Laboratories                       60,778
     1,601  Bristol-Myers Squibb Co.                  40,489
     2,360  Eli Lilly & Co.                           82,529
     3,344  Endo Pharmaceuticals Holdings,
               Inc. (b)                               73,234
     3,408  Forest Laboratories, Inc. (b)             92,902
       961  Johnson & Johnson                         61,792
     7,269  King Pharmaceuticals, Inc. (b)            71,236
     2,861  Merck & Co., Inc.                        100,250
     4,985  Pfizer, Inc.                              83,349
                                                ------------
                                                     666,559
                                                ------------
            PROFESSIONAL SERVICES -- 0.8%
       330  Administaff, Inc.                          7,306
     1,194  Equifax, Inc.                             40,119
     3,806  Navigant Consulting, Inc. (b)             49,021
     3,022  On Assignment, Inc. (b)                   21,245
     1,581  School Specialty, Inc. (b)                37,090
     1,757  SFN Group, Inc. (b)                       15,022
       972  Towers Watson & Co., Class A              46,656
                                                ------------
                                                     216,459
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               1.1%
       890  Cedar Shopping Centers, Inc.               7,084
     1,092  Colonial Properties Trust                 17,221
       814  Equity One, Inc.                          15,800
       974  Franklin Street Properties Corp.          14,357
     1,928  Hospitality Properties Trust              51,073
     2,976  Kite Realty Group Trust                   16,130
       520  LTC Properties, Inc.                      14,508
       615  National Retail Properties, Inc.          14,471
       789  OMEGA Healthcare Investors, Inc.          15,796
       374  Parkway Properties, Inc.                   7,368
       131  PS Business Parks, Inc.                    7,860
     1,394  Rayonier, Inc.                            68,278
       694  Senior Housing Properties Trust           15,601
       202  Sovran Self Storage, Inc.                  7,452
       889  Urstadt Biddle Properties, Inc.,
               Class A                                14,988
       713  Weingarten Realty Investors               16,484
                                                ------------
                                                     304,471
                                                ------------
            ROAD & RAIL -- 1.3%
       839  CSX Corp.                                 47,026
       853  Heartland Express, Inc.                   14,109
       425  Kansas City Southern (b)                  17,234
       667  Knight Transportation, Inc.               14,200
       763  Norfolk Southern Corp.                    45,269


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            ROAD & RAIL (CONTINUED)
       645  Old Dominion Freight Line, Inc.
               (b)                              $     23,142
     2,206  Ryder System, Inc.                       102,623
       583  Union Pacific Corp.                       44,110
     1,993  Werner Enterprises, Inc.                  44,683
                                                ------------
                                                     352,396
                                                ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.6%
       723  Analog Devices, Inc.                      21,639
       372  Cabot Microelectronics Corp. (b)          14,270
     1,445  Fairchild Semiconductor
               International, Inc. (b)                16,213
       613  FEI Co. (b)                               13,792
     1,920  Intel Corp.                               43,834
     1,043  Intersil Corp., Class A                   15,520
       275  Supertex, Inc. (b)                         7,428
     1,747  Texas Instruments, Inc.                   45,439
                                                ------------
                                                     178,135
                                                ------------
            SOFTWARE -- 1.2%
     1,822  CA, Inc.                                  41,560
    10,177  Compuware Corp. (b)                       87,522
     2,266  EPIQ Systems, Inc. (b)                    27,305
     1,822  Fair Isaac Corp.                          38,371
     1,317  Jack Henry & Associates, Inc.             33,610
     1,781  Quest Software, Inc. (b)                  31,221
     3,540  Synopsys, Inc. (b)                        80,394
                                                ------------
                                                     339,983
                                                ------------
            SPECIALTY RETAIL -- 4.4%
     3,563  Aaron's, Inc.                             80,417
     1,101  Advance Auto Parts, Inc.                  49,655
     1,710  American Eagle Outfitters, Inc.           28,745
     4,729  AutoNation, Inc. (b)                      95,526
     3,663  Barnes & Noble, Inc.                      80,733
     1,610  Cabela's, Inc. (b)                        29,238
     1,313  Cato (The) Corp., Class A                 31,184
       631  Children's Place Retail Stores
               (The), Inc. (b)                        28,912
       430  Finish Line (The), Inc., Class A           6,927
     2,106  Foot Locker, Inc.                         32,327
     4,878  GameStop Corp., Class A (b)              118,584
     3,700  Gap (The), Inc.                           91,501
       675  Group 1 Automotive, Inc. (b)              20,959
       430  Haverty Furniture Cos., Inc.               7,009
       645  Home Depot (The), Inc.                    22,736
     5,524  Hot Topic, Inc.                           42,203
     5,610  Lithia Motors, Inc., Class A (b)          44,768
     2,584  Lowe's Cos., Inc.                         70,078
     1,500  Men's Wearhouse (The), Inc.               35,445


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     2,144  Pep Boys-Manny, Moe & Jack (The)    $     26,864
     3,777  RadioShack Corp.                          81,394
     3,349  Rent-A-Center, Inc. (b)                   86,471
     2,561  Sonic Automotive, Inc., Class A
               (b)                                    27,352
     2,333  Stage Stores, Inc.                        35,578
     1,828  Staples, Inc.                             43,013
                                                ------------
                                                   1,217,619
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.5%
     2,976  Quiksilver, Inc. (b)                      15,862
     2,164  Timberland (The) Co., Class A (b)         46,526
       696  UniFirst Corp.                            34,014
       532  VF Corp.                                  45,975
                                                ------------
                                                     142,377
                                                ------------
            THRIFTS & MORTGAGE FINANCE -- 0.4%
     3,314  Bank Mutual Corp.                         23,596
       660  Brookline Bancorp, Inc.                    7,253
     1,115  Dime Community Bancshares, Inc.           14,216
     1,082  First Niagara Financial Group,
               Inc.                                   15,040
     1,915  New York Community Bancorp, Inc.          31,540
     1,218  NewAlliance Bancshares, Inc.              15,870
     1,141  TrustCo Bank Corp. NY                      7,588
                                                ------------
                                                     115,103
                                                ------------
            TOBACCO -- 0.7%
     7,054  Alliance One International, Inc.
               (b)                                    35,905
       567  Lorillard, Inc.                           44,436
       400  Philip Morris International,
               Inc.                                   19,632
       386  Reynolds American, Inc.                   20,620
     1,503  Universal Corp.                           77,825
                                                ------------
                                                     198,418
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.4%
       282  Applied Industrial Technologies,
               Inc.                                    8,680
     2,212  GATX Corp.                                72,200
       562  Kaman Corp.                               15,404
       909  Lawson Products, Inc.                     14,771
                                                ------------
                                                     111,055
                                                ------------
            WATER UTILITIES -- 0.2%
       619  American States Water Co.                 23,101


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            WATER UTILITIES (CONTINUED)
     1,804  Aqua America, Inc.                  $     33,067
                                                ------------
                                                      56,168
                                                ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.2%
    15,094  MetroPCS Communications, Inc. (b)        115,167
    22,498  Sprint Nextel Corp. (b)                   95,617
     2,340  Telephone and Data Systems, Inc.          81,104
     2,834  USA Mobility, Inc.                        39,506
                                                ------------
                                                     331,394
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $26,070,644)                   27,795,470

            MONEY MARKET FUND -- 0.1%
    17,460  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $17,460)                          17,460
                                                ------------

            TOTAL INVESTMENTS -- 100.0%           27,812,930
              (Cost $26,088,104) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      2,294
                                                ------------
            NET ASSETS -- 100.0%                $ 27,815,224
                                                ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,998,653 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $273,827.


----------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


INVESTMENTS                  LEVEL 1       LEVEL 2        LEVEL 3
----------------------------------------------------------------------
Common Stocks*            $27,795,470       $ --           $ --
Money Market Fund              17,460         --             --
                          --------------------------------------------
TOTAL INVESTMENTS         $27,812,930       $ --           $ --
                          ============================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.5%
     1,035  BE Aerospace, Inc. (b)              $     30,750
       565  Boeing (The) Co.                          40,923
     1,402  GenCorp, Inc. (b)                          8,720
       531  General Dynamics Corp.                    40,547
       451  Goodrich Corp.                            33,455
       544  Honeywell International, Inc.             25,824
       148  ITT Corp.                                  8,224
       567  Orbital Sciences Corp. (b)                10,422
       193  Precision Castparts Corp.                 24,770
       392  Rockwell Collins, Inc.                    25,480
       190  Stanley, Inc. (b)                          6,010
       191  Triumph Group, Inc.                       14,814
       215  United Technologies Corp.                 16,114
                                                ------------
                                                     286,053
                                                ------------
            AIR FREIGHT & LOGISTICS -- 0.2%
        99  Forward Air Corp.                          2,774
       192  Hub Group, Inc., Class A (b)               6,146
       123  United Parcel Service, Inc., Class B       8,504
                                                ------------
                                                      17,424
                                                ------------
            AIRLINES -- 0.1%
       185  Allegiant Travel Co. (b)                   9,515
                                                ------------
            AUTO COMPONENTS -- 0.2%
       649  Gentex Corp.                              13,947
                                                ------------
            AUTOMOBILES -- 0.9%
     3,263  Ford Motor Co. (b)                        42,484
       877  Harley-Davidson, Inc.                     29,669
       179  Winnebago Industries, Inc. (b)             2,977
                                                ------------
                                                      75,130
                                                ------------
            BEVERAGES -- 1.6%
       205  Boston Beer (The) Co., Inc., Class
               A (b)                                  11,687
       267  Brown-Forman Corp., Class B               15,534
     1,483  Coca-Cola Enterprises, Inc.               41,124
     1,166  Dr. Pepper Snapple Group, Inc.            38,163
       289  Hansen Natural Corp. (b)                  12,739
       120  PepsiCo, Inc.                              7,826
                                                ------------
                                                     127,073
                                                ------------
            BIOTECHNOLOGY -- 0.9%
     1,870  ArQule, Inc. (b)                          11,912
       138  Biogen Idec, Inc. (b)                      7,348
       128  Celgene Corp. (b)                          7,929
       357  Cubist Pharmaceuticals, Inc. (b)           8,004
       422  OSI Pharmaceuticals, Inc. (b)             24,759
       407  Regeneron Pharmaceuticals, Inc. (b)       10,391
       109  United Therapeutics Corp. (b)              6,201
                                                ------------
                                                      76,544
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            BUILDING PRODUCTS -- 0.4%
       116  AAON, Inc.                          $      2,800
       204  A. O. Smith Corp.                         10,533
       410  Lennox International, Inc.                18,557
       158  Quanex Building Products Corp.             3,002
                                                ------------
                                                      34,892
                                                ------------
            CAPITAL MARKETS -- 1.2%
        76  Affiliated Managers Group, Inc. (b)        6,398
       904  Ameriprise Financial, Inc.                41,909
       276  Legg Mason, Inc.                           8,746
       574  SEI Investments Co.                       12,892
       144  T. Rowe Price Group, Inc.                  8,282
       504  Waddell & Reed Financial, Inc.,
               Class A                                18,709
                                                ------------
                                                      96,936
                                                ------------
            CHEMICALS -- 2.8%
       500  Airgas, Inc.                              31,725
       425  Albemarle Corp.                           19,405
       218  Balchem Corp.                              5,655
       315  Calgon Carbon Corp. (b)                    4,882
       426  E.I. du Pont de Nemours & Co.             16,972
       131  FMC Corp.                                  8,337
       668  International Flavors &
               Fragrances, Inc.                       33,460
       342  Lubrizol (The) Corp.                      30,896
        25  NewMarket Corp.                            2,750
     1,315  PolyOne Corp. (b)                         14,873
       242  PPG Industries, Inc.                      17,030
       590  RPM International, Inc.                   13,027
       391  Scotts Miracle-Gro (The) Co.,
               Class A                                18,944
       615  Zep, Inc.                                 11,341
                                                ------------
                                                     229,297
                                                ------------
            COMMERCIAL BANKS -- 0.5%
       305  Bank of the Ozarks, Inc.                  11,733
        99  Home Bancshares, Inc.                      2,784
       552  PacWest Bancorp                           13,253
       145  Signature Bank (b)                         5,855
       129  SVB Financial Group (b)                    6,351
                                                ------------
                                                      39,976
                                                ------------
            COMMERCIAL SERVICES & SUPPLIES --
               0.5%
       324  Consolidated Graphics, Inc. (b)           13,579
       361  Healthcare Services Group, Inc.            7,758
       227  HNI Corp.                                  7,046
       581  Rollins, Inc.                             12,637
                                                ------------
                                                      41,020
                                                ------------
            COMMUNICATIONS EQUIPMENT -- 2.3%
       346  Blue Coat Systems, Inc. (b)               11,255


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
       398  Ciena Corp. (b)                     $      7,359
       215  CommScope, Inc. (b)                        7,005
       410  F5 Networks, Inc. (b)                     28,056
       334  Harris Corp.                              17,194
     2,540  JDS Uniphase Corp. (b)                    32,995
       519  Juniper Networks, Inc. (b)                14,745
       413  NETGEAR, Inc. (b)                         11,176
       581  Plantronics, Inc.                         19,289
       594  Polycom, Inc. (b)                         19,335
     1,386  Symmetricom, Inc. (b)                      9,189
       232  ViaSat, Inc. (b)                           8,224
                                                ------------
                                                     185,822
                                                ------------
            COMPUTERS & PERIPHERALS -- 1.8%
       174  Apple, Inc. (b)                           45,435
       189  Intevac, Inc. (b)                          2,631
       489  NetApp, Inc. (b)                          16,953
       392  QLogic Corp. (b)                           7,593
     1,184  SanDisk Corp. (b)                         47,230
       330  Stratasys, Inc. (b)                        7,867
       408  Western Digital Corp. (b)                 16,765
                                                ------------
                                                     144,474
                                                ------------
            CONSUMER FINANCE -- 1.1%
       386  American Express Co.                      17,802
     1,061  AmeriCredit Corp. (b)                     25,400
       340  Cash America International, Inc.          12,601
       654  EZCORP, Inc., Class A (b)                 13,544
       249  First Cash Financial Services,
               Inc. (b)                                5,493
       299  World Acceptance Corp. (b)                10,549
                                                ------------
                                                      85,389
                                                ------------
            CONTAINERS & PACKAGING -- 0.6%
       448  Owens-Illinois, Inc. (b)                  15,877
     1,234  Temple-Inland, Inc.                       28,777
                                                ------------
                                                      44,654
                                                ------------
            DISTRIBUTORS -- 0.1%
       297  LKQ Corp. (b)                              6,255
                                                ------------
            DIVERSIFIED CONSUMER SERVICES --
               2.4%
       173  American Public Education, Inc. (b)        7,327
       740  Brink's Home Security Holdings,
               Inc. (b)                               31,036
       116  Capella Education Co. (b)                 10,512
       996  Career Education Corp. (b)                29,153
       165  Coinstar, Inc. (b)                         7,319
       376  DeVry, Inc.                               23,459
        54  ITT Educational Services, Inc. (b)         5,461


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     3,432  Service Corp. International         $     30,819
       811  Sotheby's                                 27,087
        52  Strayer Education, Inc.                   12,642
       472  Universal Technical Institute,
               Inc. (b)                               11,309
                                                ------------
                                                     196,124
                                                ------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.1%
        71  IntercontinentalExchange, Inc. (b)         8,281
       827  Moody's Corp.                             20,443
       503  MSCI, Inc., Class A (b)                   17,429
       831  NYSE Euronext                             27,116
       196  Portfolio Recovery Associates,
               Inc. (b)                               13,028
                                                ------------
                                                      86,297
                                                ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.3%
       157  Iowa Telecommunications Services,
               Inc.                                    2,644
     1,389  tw telecom, Inc. (b)                      24,724
                                                ------------
                                                      27,368
                                                ------------
            ELECTRICAL EQUIPMENT -- 2.1%
       287  Baldor Electric Co.                       11,024
       293  Belden, Inc.                               8,046
       489  Emerson Electric Co.                      25,540
        77  II-VI, Inc. (b)                            2,761
       423  Regal-Beloit Corp.                        26,763
       565  Rockwell Automation, Inc.                 34,307
       320  Thomas & Betts Corp. (b)                  13,421
       975  Vicor Corp. (b)                           14,742
       985  Woodward Governor Co.                     31,569
                                                ------------
                                                     168,173
                                                ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.0%
       716  Agilent Technologies, Inc. (b)            25,962
        56  Anixter International, Inc. (b)            2,934
       394  Corning, Inc.                              7,585
        77  DTS, Inc. (b)                              2,559
       208  FARO Technologies, Inc. (b)                5,244
     1,224  Keithley Instruments, Inc.                10,416
       282  Littelfuse, Inc. (b)                      11,909
       981  Mercury Computer Systems, Inc. (b)        12,616
       816  Methode Electronics, Inc.                  9,058
       181  National Instruments Corp.                 6,259
       862  Newport Corp. (b)                         10,197


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
       374  Plexus Corp. (b)                    $     13,857
       439  Trimble Navigation Ltd. (b)               14,360
     2,464  Vishay Intertechnology, Inc. (b)          25,650
                                                ------------
                                                     158,606
                                                ------------
            ENERGY EQUIPMENT & SERVICES -- 1.7%
       340  Baker Hughes, Inc.                        16,918
       185  Cameron International Corp. (b)            7,300
        88  Dril-Quip, Inc. (b)                        5,098
       492  FMC Technologies, Inc. (b)                33,303
       247  Gulf Island Fabrication, Inc.              5,921
       534  ION Geophysical Corp. (b)                  3,209
        68  Lufkin Industries, Inc.                    5,789
        95  Oceaneering International, Inc. (b)        6,223
       177  Oil States International, Inc. (b)         8,551
     1,093  Rowan Cos., Inc. (b)                      32,571
       401  Superior Well Services, Inc. (b)           5,815
       881  TETRA Technologies, Inc. (b)              10,827
                                                ------------
                                                     141,525
                                                ------------
            FOOD & STAPLES RETAILING -- 0.7%
       322  Andersons (The), Inc.                     11,637
     1,135  Whole Foods Market, Inc. (b)              44,288
                                                ------------
                                                      55,925
                                                ------------
            FOOD PRODUCTS -- 2.0%
       143  Calavo Growers, Inc.                       2,480
       158  Cal-Maine Foods, Inc.                      5,274
     1,269  ConAgra Foods, Inc.                       31,052
       601  Darling International, Inc. (b)            5,703
       255  Diamond Foods, Inc.                       10,891
       324  Green Mountain Coffee Roasters,
               Inc. (b)                               23,542
       349  H. J. Heinz Co.                           16,358
       372  Hershey (The) Co.                         17,488
       473  Mead Johnson Nutrition Co.                24,412
       250  Sanderson Farms, Inc.                     14,167
       245  TreeHouse Foods, Inc. (b)                 10,361
                                                 ------------
                                                     161,728
                                                 -------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               4.3%
        96  Abaxis, Inc. (b)                           2,487
       418  Align Technology, Inc. (b)                 7,098
        61  Analogic Corp.                             2,917
       270  Cantel Medical Corp.                       5,389
       138  Cooper (The) Cos., Inc.                    5,367
       136  Cyberonics, Inc. (b)                       2,656
       183  Edwards Lifesciences Corp. (b)            18,864
       121  Gen-Probe, Inc. (b)                        5,734


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
       926  Hill-Rom Holdings, Inc.             $     29,363
       327  Hologic, Inc. (b)                          5,843
       562  Hospira, Inc. (b)                         30,230
       105  IDEXX Laboratories, Inc. (b)               6,945
       245  Integra LifeSciences Holdings (b)         11,130
       117  Intuitive Surgical, Inc. (b)              42,186
       659  Kinetic Concepts, Inc. (b)                28,535
       352  Medtronic, Inc.                           15,379
       164  Natus Medical, Inc. (b)                    2,795
       214  Neogen Corp. (b)                           5,626
       396  ResMed, Inc. (b)                          27,098
       193  St. Jude Medical, Inc. (b)                 7,878
       430  Stryker Corp.                             24,699
       377  Thoratec Corp. (b)                        16,810
       575  Varian Medical Systems, Inc. (b)          32,419
       134  Zimmer Holdings, Inc. (b)                  8,162
       203  Zoll Medical Corp. (b)                     6,202
                                                ------------
                                                     351,812
                                                ------------
            HEALTH CARE PROVIDERS & SERVICES --
               6.1%
       158  Air Methods Corp. (b)                      5,227
       285  Almost Family, Inc. (b)                   12,073
       243  Amedisys, Inc. (b)                        13,992
       610  Bio-Reference Laboratories, Inc.
               (b)                                    14,274
       324  Catalyst Health Solutions, Inc. (b)       13,708
       148  Chemed Corp.                               8,141
     1,121  CIGNA Corp.                               35,939
       853  Community Health Systems, Inc. (b)        34,854
       225  CorVel Corp. (b)                           7,492
       387  DaVita, Inc. (b)                          24,160
       403  Express Scripts, Inc. (b)                 40,352
     3,663  Health Management Associates,
               Inc., Class A (b)                      34,139
       163  Healthways, Inc. (b)                       2,655
       309  Henry Schein, Inc. (b)                    18,685
       105  HMS Holdings Corp. (b)                     5,618
       599  inVentiv Health, Inc. (b)                 13,795
       229  IPC The Hospitalist Co. (b)                7,108
       105  Laboratory Corp. of America
               Holdings (b)                            8,250
        40  Landauer, Inc.                             2,726
       160  LHC Group, Inc. (b)                        5,456
       562  Lincare Holdings, Inc. (b)                26,240
       493  Medco Health Solutions, Inc. (b)          29,048
        45  MEDNAX, Inc. (b)                           2,472
       199  MWI Veterinary Supply, Inc. (b)            8,348
       743  Odyssey HealthCare, Inc. (b)              15,477
     1,025  Patterson Cos., Inc.                      32,790


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
       344  PSS World Medical, Inc. (b)         $      8,060
     1,057  Psychiatric Solutions, Inc. (b)           34,004
       295  RehabCare Group, Inc. (b)                  8,413
       846  WellCare Health Plans, Inc. (b)           24,221
                                                ------------
                                                     497,717
                                                ------------
            HEALTH CARE TECHNOLOGY -- 0.2%
        71  Cerner Corp. (b)                           6,029
       132  Eclipsys Corp. (b)                         2,730
       384  Omnicell, Inc. (b)                         5,126
                                                ------------
                                                      13,885
                                                ------------
            HOTELS, RESTAURANTS & LEISURE --
               5.5%
        35  Biglari Holdings, Inc. (b)                13,694
       578  BJ's Restaurants, Inc. (b)                13,947
       167  Buffalo Wild Wings, Inc. (b)               6,904
       481  California Pizza Kitchen, Inc. (b)         9,860
       282  CEC Entertainment, Inc. (b)               11,012
     1,164  Cheesecake Factory (The), Inc. (b)        31,626
       223  Chipotle Mexican Grill, Inc. (b)          30,085
       289  Cracker Barrel Old Country Store,
               Inc.                                   14,268
       921  Darden Restaurants, Inc.                  41,215
       341  DineEquity, Inc. (b)                      14,025
       740  Interval Leisure Group, Inc. (b)          10,945
       647  Life Time Fitness, Inc. (b)               23,784
       781  Marriott International, Inc.,
               Class A                                28,710
       304  P.F. Chang's China Bistro, Inc. (b)       13,266
       328  Panera Bread Co., Class A (b)             25,564
       271  Peet's Coffee & Tea, Inc. (b)             10,737
       270  Pinnacle Entertainment, Inc. (b)           3,653
     1,014  Starbucks Corp.                           26,344
       682  Starwood Hotels & Resorts
               Worldwide, Inc.                        37,176
       775  Texas Roadhouse, Inc. (b)                 11,454
       144  WMS Industries, Inc. (b)                   7,203
     1,594  Wyndham Worldwide Corp.                   42,735
       415  Yum! Brands, Inc.                         17,604
                                                ------------
                                                     445,811
                                                ------------
            HOUSEHOLD DURABLES -- 1.6%
       877  Harman International Industries,
               Inc. (b)                               34,624
     1,556  Kid Brands, Inc. (b)                      15,513
     1,074  La-Z-Boy, Inc. (b)                        14,005
        90  National Presto Industries, Inc.          10,077
       554  Stanley Black & Decker, Inc.              34,431
       377  Tupperware Brands Corp.                   19,254
       117  Universal Electronics, Inc. (b)            2,483
                                                ------------
                                                     130,387
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            HOUSEHOLD PRODUCTS -- 0.3%
       187  Church & Dwight Co., Inc.           $     12,950
        93  Colgate-Palmolive Co.                      7,821
                                                ------------
                                                      20,771
                                                ------------
            INSURANCE -- 2.0%
       756  Aflac, Inc.                               38,526
       302  Berkshire Hathaway, Inc., Class B
               (b)                                    23,254
       428  Delphi Financial Group, Inc.,
               Class A                                11,770
     1,089  Principal Financial Group, Inc.           31,820
       678  Prudential Financial, Inc.                43,094
       842  XL Capital Ltd., Class A                  14,988
                                                ------------
                                                     163,452
                                                ------------
            INTERNET & CATALOG RETAIL -- 1.8%
       234  Amazon.com, Inc. (b)                      32,072
       319  Expedia, Inc.                              7,532
       457  HSN, Inc. (b)                             13,769
       426  Netflix, Inc. (b)                         42,076
       363  PetMed Express, Inc.                       8,037
       160  priceline.com, Inc. (b)                   41,928
                                                ------------
                                                     145,414
                                                ------------
            INTERNET SOFTWARE & SERVICES -- 1.0%
     1,013  Akamai Technologies, Inc. (b)             39,335
       913  eBay, Inc. (b)                            21,739
       956  Perficient, Inc. (b)                      11,921
       305  VeriSign, Inc. (b)                         8,317
                                                ------------
                                                      81,312
                                                ------------
            IT SERVICES -- 1.6%
       805  Cognizant Technology Solutions
               Corp., Class A (b)                     41,200
       384  CSG Systems International, Inc. (b)        8,724
        87  Forrester Research, Inc. (b)               2,794
     1,133  Gartner, Inc. (b)                         27,283
       559  Integral Systems, Inc. (b)                 4,874
        31  MasterCard, Inc., Class A                  7,689
       176  MAXIMUS, Inc.                             10,896
       177  NCI, Inc., Class A (b)                     5,029
       269  Visa, Inc., Class A                       24,272
                                                ------------
                                                     132,761
                                                ------------
            LEISURE EQUIPMENT & PRODUCTS -- 1.1%
     1,072  Hasbro, Inc.                              41,122
     1,399  Mattel, Inc.                              32,247
       157  Polaris Industries, Inc.                   9,289
       449  Sturm, Ruger & Co., Inc.                   7,494
                                                ------------
                                                      90,152
                                                ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES --
               1.7%
     2,476  Affymetrix, Inc. (b)                $     17,184
       295  Covance, Inc. (b)                         16,856
       436  Enzo Biochem, Inc. (b)                     2,603
       303  Life Technologies Corp. (b)               16,577
       115  Mettler-Toledo International, Inc.
               (b)                                    14,430
       387  Millipore Corp. (b)                       41,080
       578  PAREXEL International Corp. (b)           13,629
       235  Waters Corp. (b)                          16,918
                                                ------------
                                                     139,277
                                                ------------
            MACHINERY -- 4.4%
       477  Bucyrus International, Inc.               30,056
       392  Caterpillar, Inc.                         26,691
       242  CIRCOR International, Inc.                 8,339
       710  Crane Co.                                 25,517
       662  Cummins, Inc.                             47,816
        99  Danaher Corp.                              8,344
       535  Deere & Co.                               32,004
       134  Donaldson Co., Inc.                        6,204
       339  Dover Corp.                               17,703
       289  Flowserve Corp.                           33,114
       122  Gardner Denver, Inc.                       6,135
       445  Joy Global, Inc.                          25,281
       185  Nordson Corp.                             13,287
       781  Oshkosh Corp. (b)                         30,162
       608  Pall Corp.                                23,706
       189  SPX Corp.                                 13,207
       164  Toro (The) Co.                             9,338
                                                ------------
                                                     356,904
                                                ------------
            MEDIA -- 2.8%
       404  Arbitron, Inc.                            12,447
     2,283  CBS Corp., Class B                        37,007
       728  DIRECTV, Class A (b)                      26,375
       153  DreamWorks Animation SKG, Inc.,
               Class A (b)                             6,073
     2,483  Gannett Co., Inc.                         42,261
       290  John Wiley & Sons, Inc., Class A          12,258
       529  Lamar Advertising Co., Class A (b)        19,689
       690  McGraw-Hill (The) Cos., Inc.              23,267
       359  Scripps Networks Interactive,
               Class A                                16,277
       926  Viacom, Inc., Class B (b)                 32,716
                                                ------------
                                                     228,370
                                                ------------
            METALS & MINING -- 1.6%
     1,077  AK Steel Holding Corp.                    18,040
       589  Allegheny Technologies, Inc.              31,494
        96  AMCOL International Corp.                  2,759
       116  Brush Engineered Materials, Inc.
               (b)                                     3,448


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            METALS & MINING (CONTINUED)
       447 Cliffs Natural Resources, Inc. $ 27,951 190 Freeport-McMoRan Copper & Gold,
               Inc.                                   14,351
       156  Newmont Mining Corp.                       8,748
       368  Reliance Steel & Aluminum Co.             17,962
       177  RTI International Metals, Inc. (b)         4,788
                                                ------------
                                                     129,541
                                                ------------
            MULTILINE RETAIL -- 0.9%
       426  Dollar Tree, Inc. (b)                     25,867
       145  Kohl's Corp. (b)                           7,974
     1,004  Nordstrom, Inc.                           41,495
                                                ------------
                                                      75,336
                                                ------------
            OIL, GAS & CONSUMABLE FUELS -- 2.0%
       109  Anadarko Petroleum Corp.                   6,776
       211  Cimarex Energy Co.                        14,365
       734  El Paso Corp.                              8,881
       488  Forest Oil Corp. (b)                      14,298
        94  Holly Corp.                                2,538
       842  Mariner Energy, Inc. (b)                  20,107
       784  Massey Energy Co.                         28,718
       347  Peabody Energy Corp.                      16,212
       437  Pioneer Natural Resources Co.             28,025
       147  Stone Energy Corp. (b)                     2,396
       174  Swift Energy Co. (b)                       6,295
       336  XTO Energy, Inc.                          15,967
                                                ------------
                                                     164,578
                                                ------------
            PAPER & FOREST PRODUCTS -- 0.3%
       623  MeadWestvaco Corp.                        16,927
       175  Weyerhaeuser Co.                           8,666
                                                ------------
                                                      25,593
                                                ------------
            PERSONAL PRODUCTS -- 1.0%
       470  Avon Products, Inc.                       15,195
       632  Estee Lauder (The) Cos., Inc.,
               Class A                                41,661
       657  NBTY, Inc. (b)                            26,727
                                                ------------
                                                      83,583
                                                ------------
            PHARMACEUTICALS -- 2.1%
       121  Allergan, Inc.                             7,707
       501  Medicis Pharmaceutical Corp.,
               Class A                                12,715
     1,806  Mylan, Inc. (b)                           39,786
       433  Par Pharmaceutical Cos., Inc. (b)         11,752
       536  Perrigo Co.                               32,712
       360  Salix Pharmaceuticals Ltd. (b)            14,472
       734  Valeant Pharmaceuticals
               International (b)                      33,030


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
       381  Watson Pharmaceuticals, Inc. (b)    $     16,314
                                                ------------
                                                     168,488
                                                ------------
            PROFESSIONAL SERVICES -- 0.3%
       227  Corporate Executive Board (The)
               Co.                                     6,233
       523  Robert Half International, Inc.           14,320
                                                ------------
                                                      20,553
                                                ------------
            REAL ESTATE INVESTMENT TRUSTS --
               5.3%
       186  Alexandria Real Estate Equities,
               Inc.                                   13,171
     2,228  Apartment Investment & Management
               Co., Class A                           49,929
       184  AvalonBay Communities, Inc.               19,143
       488  BioMed Realty Trust, Inc.                  9,033
       422  Boston Properties, Inc.                   33,279
       169  BRE Properties, Inc.                       7,057
       313  Corporate Office Properties Trust         12,661
       799  DiamondRock Hospitality Co. (b)            8,781
       130  Entertainment Properties Trust             5,684
       813  Equity Residential                        36,804
       637  Extra Space Storage, Inc.                  9,568
        83  Federal Realty Investment Trust            6,423
       482  HCP, Inc.                                 15,482
       112  Healthcare Realty Trust, Inc.              2,704
       230  LaSalle Hotel Properties                   6,060
       473  Macerich (The) Co.                        21,148
       771  Medical Properties Trust, Inc.             7,749
        50  Mid-America Apartment Communities,
               Inc.                                    2,763
       519  Potlatch Corp.                            19,442
       172  Public Storage                            16,668
       411  Realty Income Corp.                       13,477
       292  Simon Property Group, Inc.                25,994
       440  SL Green Realty Corp.                     27,355
        61  Tanger Factory Outlet Centers,
               Inc.                                    2,538
       342  UDR, Inc.                                  6,946
       518  Ventas, Inc.                              24,465
       324  Vornado Realty Trust                      27,012
                                                ------------
                                                     431,336
                                                ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.0%
     2,588  CB Richard Ellis Group, Inc.,
               Class A (b)                            44,824
       432  Jones Lang LaSalle, Inc.                  34,076
                                                ------------
                                                      78,900
                                                ------------
            ROAD & RAIL -- 0.1%
       168  J.B. Hunt Transport Services, Inc.         6,192
                                                ------------


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.2%
       189  Actel Corp. (b)                     $      2,933
     3,433  Advanced Micro Devices, Inc. (b)          31,103
       449  Cree, Inc. (b)                            32,871
       361  Diodes, Inc. (b)                           7,751
       646  DSP Group, Inc. (b)                        5,278
     1,857  Kulicke & Soffa Industries, Inc. (b)      15,227
     1,300  LSI Corp. (b)                              7,826
       505  Micrel, Inc.                               5,893
     2,369  Micron Technology, Inc. (b)               22,150
       458  NVIDIA Corp. (b)                           7,200
     1,217  RF Micro Devices, Inc. (b)                 6,840
       305  Rudolph Technologies, Inc. (b)             2,907
       344  Skyworks Solutions, Inc. (b)               5,793
       712  Teradyne, Inc. (b)                         8,708
     1,154  TriQuint Semiconductor, Inc. (b)           8,701
       247  Veeco Instruments, Inc. (b)               10,865
                                                ------------
                                                     182,046
                                                ------------
            SOFTWARE -- 3.7%
       882  ACI Worldwide, Inc. (b)                   16,573
       135  Advent Software, Inc. (b)                  6,099
       140  ANSYS, Inc. (b)                            6,300
       269  Autodesk, Inc. (b)                         9,149
       104  Blackbaud, Inc.                            2,397
       670  Citrix Systems, Inc. (b)                  31,490
        64  Concur Technologies, Inc. (b)              2,682
     1,127  Epicor Software Corp. (b)                 10,346
        82  FactSet Research Systems, Inc.             6,168
       677  Informatica Corp. (b)                     16,932
       140  Interactive Intelligence, Inc. (b)         2,768
       463  Intuit, Inc. (b)                          16,742
       289  JDA Software Group, Inc. (b)               8,352
       177  NetScout Systems, Inc. (b)                 2,570
       310  Oracle Corp.                               8,010
     1,007  Parametric Technology Corp. (b)           18,720
       815  Phoenix Technologies Ltd. (b)              2,437
       171  Progress Software Corp. (b)                5,515
       943  Radiant Systems, Inc. (b)                 13,268
       488  Rovi Corp. (b)                            19,022
       331  Salesforce.com, Inc. (b)                  28,334
       325  Solera Holdings, Inc.                     12,633
       575  Sonic Solutions, Inc. (b)                  7,216
       269  Sybase, Inc. (b)                          11,669
       311  Taleo Corp., Class A (b)                   8,080
     1,920  THQ, Inc. (b)                             14,592
       473  Websense, Inc. (b)                        10,770
                                                ------------
                                                     298,834
                                                ------------
            SPECIALTY RETAIL -- 9.5%
       697  Abercrombie & Fitch Co., Class A          30,480
       630  Aeropostale, Inc. (b)                     18,295


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     1,522  AnnTaylor Stores Corp. (b)          $     33,027
       142  AutoZone, Inc. (b)                        26,271
       727  Bed Bath & Beyond, Inc. (b)               33,413
       579  Best Buy Co., Inc.                        26,402
       531  Big 5 Sporting Goods Corp.                 9,001
       146  Buckle (The), Inc.                         5,282
     1,003  CarMax, Inc. (b)                          24,644
     1,260  Chico's FAS, Inc.                         18,761
     1,108  Collective Brands, Inc. (b)               25,983
       965  Dick's Sporting Goods, Inc. (b)           28,091
       515  Dress Barn (The), Inc. (b)                14,255
       434  Genesco, Inc. (b)                         14,448
       536  Guess?, Inc.                              24,586
       156  Gymboree (The) Corp. (b)                   7,664
       421  Hibbett Sports, Inc. (b)                  11,578
       549  J. Crew Group, Inc. (b)                   25,512
       321  Jo-Ann Stores, Inc. (b)                   14,163
       245  Jos. A. Bank Clothiers, Inc. (b)          14,911
     1,666  Limited Brands, Inc.                      44,649
       302  Lumber Liquidators Holdings, Inc.
               (b)                                     9,199
       955  Midas, Inc. (b)                           10,992
       150  Monro Muffler Brake, Inc.                  5,379
       820  OfficeMax, Inc. (b)                       15,580
       590  O'Reilly Automotive, Inc. (b)             28,845
       986  PetSmart, Inc.                            32,607
       767  Ross Stores, Inc.                         42,952
       290  Stein Mart, Inc. (b)                       2,749
       670  Tiffany & Co.                             32,482
       965  TJX (The) Cos., Inc.                      44,718
       185  Tractor Supply Co.                        12,427
       837  Urban Outfitters, Inc. (b)                31,396
     1,198  Williams-Sonoma, Inc.                     34,502
       657  Zumiez, Inc. (b)                          12,194
                                                ------------
                                                     767,438
                                                ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               3.8%
       267  Carter's, Inc. (b)                         8,603
       805  Coach, Inc.                               33,609
     1,535  CROCS, Inc. (b)                           14,828
        97  Deckers Outdoor Corp. (b)                 13,636
       668  Fossil, Inc. (b)                          25,985
     1,132  Hanesbrands, Inc. (b)                     32,228
       526  Iconix Brand Group, Inc. (b)               9,079
       616  Maidenform Brands, Inc. (b)               14,057
       216  NIKE, Inc., Class B                       16,397
       396  Oxford Industries, Inc.                    8,550
       549  Phillips-Van Heusen Corp.                 34,592
       186  Polo Ralph Lauren Corp.                   16,721
       371  Skechers U.S.A., Inc., Class A (b)        14,228
       442  True Religion Apparel, Inc. (b)           13,813


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
       618  Under Armour, Inc., Class A (b)     $     20,857
       275  Volcom, Inc. (b)                           6,556
       381  Warnaco Group (The), Inc. (b)             18,227
       184  Wolverine World Wide, Inc.                 5,632
                                                ------------
                                                     307,598
                                                ------------
            TOBACCO -- 0.1%
       388  Altria Group, Inc.                         8,222
                                                ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.6%
       165  Fastenal Co.                               9,024
       227  W.W. Grainger, Inc.                       25,093
       189  Watsco, Inc.                              11,192
                                                ------------
                                                      45,309
                                                ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $6,965,366)                     8,101,719

            MONEY MARKET FUND -- 0.3%
    24,237  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.02% (c)
              (Cost $24,237)                          24,237
                                                ------------

            TOTAL INVESTMENTS -- 100.2%            8,125,956
              (Cost $6,989,603) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (16,964)
                                                ------------
            NET ASSETS -- 100.0%                $  8,108,992
                                                ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at April 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,204,047 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $67,694.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2010 (UNAUDITED)


--------------------------------------
VALUATION INPUTS


A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1       LEVEL 2        LEVEL 3
-------------------------------------------------------------------
Common Stocks*           $8,101,719       $ --           $ --
Money Market Fund            24,237         --             --
                        -------------------------------------------
TOTAL INVESTMENTS        $8,125,956       $ --           $ --
                        ===========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

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FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund
         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a

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pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
        o Quoted prices for similar securities in active markets.
        o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
        o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
        o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of April 30, 2010 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

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FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
ADDITIONAL INFORMATION
APRIL 30, 2010 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Opportunities Index, Defined Large Cap Growth Opportunities Index, Defined Multi Cap Value Index and Defined Multi Cap Growth Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date: June 24, 2010
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: June 24, 2010
      ------------------------------



By: /s/ Mark R. Bradley
    ------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: June 24, 2010
      ----------------------------